UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – April 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise

Multimanager Funds Trust

2006 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST SEMI-ANNUAL REPORT

April 30, 2006

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2006
AXA Enterprise Short Duration Bond Fund	38.2%
AXA Enterprise Government Securities Fund	18.2
AXA Enterprise Multimanager Core Bond Fund	16.1
AXA Enterprise Multimanager Value Fund	7.7
AXA Enterprise High Yield Bond Fund	6.3
AXA Enterprise Equity Income Fund	4.3
AXA Enterprise Multimanager International Equity Fund	2.5
AXA Enterprise International Growth Fund	2.5
AXA Enterprise Deep Value Fund	2.3
AXA Enterprise Growth Fund	0.8
AXA Enterprise Capital Appreciation Fund	0.6
AXA Enterprise Equity Fund	0.2
AXA Enterprise Multimanager Mid Cap Value Fund	0.2
AXA Enterprise Money Market Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 to 4/30/06*
Class A
Actual	$1,000.00	$1,030.30	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class B
Actual	1,000.00	1,027.60	6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class C
Actual	1,000.00	1,026.60	6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.55	6.31
Class Y
Actual	1,000.00	1,032.90	1.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.51	1.30

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.71%, 1.26%, 1.26% and 0.26%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2006
AXA Enterprise Short Duration Bond Fund	20.5%
AXA Enterprise Multimanager Value Fund	14.1
AXA Enterprise Multimanager Core Bond Fund	12.3
AXA Enterprise Government Securities Fund	9.9
AXA Enterprise International Growth Fund	7.1
AXA Enterprise Multimanager International Equity Fund	6.9
AXA Enterprise Equity Income Fund	5.8
AXA Enterprise Small Company Value Fund	5.4
AXA Enterprise High Yield Bond Fund	4.1
AXA Enterprise Deep Value Fund	3.9
AXA Enterprise Small Company Growth Fund	2.9
AXA Enterprise Capital Appreciation Fund	2.8
AXA Enterprise Growth Fund	2.5
AXA Enterprise Equity Fund	1.6
AXA Enterprise Multimanager Mid Cap Value Fund	0.1
AXA Enterprise Multimanager Mid Cap Growth Fund	0.1
AXA Enterprise Money Market Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period 11/1/05- 4/30/06*
Class A
Actual	$1,000.00	$1,067.10	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class B
Actual	1,000.00	1,063.40	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.55	6.31
Class C
Actual	1,000.00	1,063.40	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.55	6.31
Class Y
Actual	1,000.00	1,068.80	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.51	1.30

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.71%, 1.26%, 1.26% and 0.26%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2006
AXA Enterprise Multimanager Value Fund	19.3%
AXA Enterprise Multimanager International Equity Fund	16.6
AXA Enterprise Multimanager Core Bond Fund	9.6
AXA Enterprise Short Duration Bond Fund	9.1
AXA Enterprise Government Securities Fund	7.7
AXA Enterprise Equity Income Fund	7.6
AXA Enterprise Small Company Value Fund	6.8
AXA Enterprise International Growth Fund	6.6
AXA Enterprise Growth Fund	4.1
AXA Enterprise Capital Appreciation Fund	3.9
AXA Enterprise Deep Value Fund	3.3
AXA Enterprise Equity Fund	3.1
AXA Enterprise Small Company Growth Fund	2.3
AXA Enterprise Multimanager Mid Cap Growth Fund	0.0	*
AXA Enterprise Multimanager Mid Cap Value Fund	0.0	*

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period 11/1/05- 4/30/06*
Class A
Actual	$1,000.00	$1,110.70	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61
Class B
Actual	1,000.00	1,108.50	6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36
Class C
Actual	1,000.00	1,108.90	6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36
Class Y
Actual	1,000.00	1,113.50	1.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.46	1.35

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.71%, 1.26%, 1.26% and 0.26%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

Fund Allocation (as a percentage of Total Investment Companies) as of April 30, 2006
AXA Enterprise Multimanager Value Fund	21.2%
AXA Enterprise Multimanager International Equity Fund	14.8
AXA Enterprise International Growth Fund	14.1
AXA Enterprise Small Company Value Fund	10.0
AXA Enterprise Equity Income Fund	9.6
AXA Enterprise Growth Fund	7.1
AXA Enterprise Deep Value Fund	6.3
AXA Enterprise Capital Appreciation Fund	4.3
AXA Enterprise Multimanager Core Bond Fund	3.9
AXA Enterprise Small Company Growth Fund	3.0
AXA Enterprise Equity Fund	2.8
AXA Enterprise Government Securities Fund	2.7
AXA Enterprise Multimanager Mid Cap Growth Fund	0.1
AXA Enterprise Multimanager Mid Cap Value Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 to 4/30/06*
Class A
Actual	$1,000.00	$1,142.60	$3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,139.70	6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class C
Actual	1,000.00	1,139.80	6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class Y
Actual	1,000.00	1,145.50	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.70%, 1.25%, 1.25% and 0.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Information Technology	37.5%
Health Care	17.3
Financials	16.3
Consumer Discretionary	11.3
Industrials	6.1
Consumer Staples	5.2
Energy	4.9
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 to 4/30/06*
Class A
Actual	$1,000.00	$1,045.10	$8.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,041.80	11.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,041.90	11.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,046.00	7.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,047.90	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Information Technology	20.7%
Financials	17.1
Health Care	16.3
Consumer Discretionary	12.4
Energy	11.2
Industrials	7.0
Consumer Staples	6.4
Telecommunication Services	5.4
Materials	2.7
Utilities	0.8
Cash and Other	0.0 *

Total	100.0%

*	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 to 4/30/06*
Class A
Actual	$1,000.00	$1,092.70	$8.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,089.90	11.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,089.90	11.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,093.90	7.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,094.50	6.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER VALUE FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Financials	25.5%
Industrials	14.5
Energy	11.8
Consumer Discretionary	10.3
Health Care	8.7
Information Technology	8.4
Consumer Staples	5.2
Materials	4.8
Utilities	4.2
Telecommunication Services	3.9
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05- 4/30/06*
Class A
Actual	$1,000.00	$1,109.60	$8.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	$1,105.90	11.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,105.80	11.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class P
Actual	1,000.00	1,109.30	7.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25
Class Y
Actual	1,000.00	1,111.70	6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20%, 1.45% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Information Technology	25.6%
Industrials	15.9
Health Care	15.1
Consumer Discretionary	13.6
Financials	10.1
Energy	9.9
Telecommunication Services	3.5
Materials	2.3
Consumer Staples	1.0
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 to 4/30/06*
Class A
Actual	$1,000.00	$1,208.90	$10.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	1,205.40	13.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	1,206.90	13.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,209.70	9.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,211.80	7.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Information Technology	19.9%
Financials	19.3
Industrials	15.7
Consumer Discretionary	15.0
Health Care	9.7
Materials	6.4
Energy	5.3
Utilities	3.8
Consumer Staples	2.7
Telecommunication Services	0.5
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/01/05- 4/30/06
Class A
Actual	$1,000.00	$1,177.00	$10.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.37	9.49
Class B
Actual	1,000.00	1,173.60	13.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class C
Actual	1,000.00	1,173.90	13.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.65	12.23
Class P
Actual	1,000.00	1,178.60	9.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50
Class Y
Actual	1,000.00	1,179.30	7.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.90%, 2.45%, 2.45%, 1.70% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Financials	26.5%
Consumer Discretionary	14.4
Industrials	11.5
Energy	10.1
Materials	9.8
Consumer Staples	6.7
Information Technology	5.7
Health Care	5.0
Utilities	3.7
Telecommunication Services	3.4
Cash and Other	3.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 - 4/30/06*
Class A
Actual	$1,000.00	$1,260.20	$11.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.53	10.34
Class B
Actual	1,000.00	1,256.90	14.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.80	13.07
Class C
Actual	1,000.00	1,257.70	14.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.80	13.07
Class P
Actual	1,000.00	1,261.40	10.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.52	9.35
Class Y
Actual	1,000.00	1,263.10	9.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.76	8.10

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.07%, 2.62%, 2.62%, 1.87% and 1.62%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Semiconductors & Semiconductor Equipment	24.6%
Software	20.0
Communications Equipment	16.8
Computers & Peripherals	10.2
Internet Software & Services	9.5
Industrials	4.5
IT Services	4.2
Electronic Equipment & Instruments	3.6
Consumer Discretionary	1.5
Energy	1.3
Health Care	1.3
Telecommunication Services	1.2
Materials	0.3
Office Electronics	0.1
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 - 4/30/06*
Class A
Actual	$1,000.00	$1,132.80	$11.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class B
Actual	1,000.00	1,130.90	14.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class C
Actual	1,000.00	1,130.80	14.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class P
Actual	1,000.00	1,135.80	10.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	9.74
Class Y
Actual	1,000.00	1,135.90	9.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

Distribution of Assets as of 4/30/06	% of Net Assets
Pharmaceuticals	40.7%
Biotechnology	22.7
Health Care Equipment	14.6
Managed Health Care	5.0
Life Sciences Tools & Services	3.1
Health Care Distributors	3.0
Health Care Services	2.5
Health Care Technology	1.4
Consumer Staples	1.1
Health Care Supplies	0.8
Health Care Facilities	0.6
Industrials	0.6
Materials	0.3
Financials	0.2
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 - 4/30/06*
Class A
Actual	$1,000.00	$1,053.10	$10.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class B
Actual	1,000.00	1,050.50	13.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class C
Actual	1,000.00	1,050.50	13.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.41	13.47
Class P
Actual	1,000.00	1,055.00	9.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.12	9.74
Class Y
Actual	1,000.00	1,055.50	8.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 2.15%, 2.70%, 2.70%, 1.95% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

Distribution of Assets as of 4/30/06	% of Net Assets
U.S. Government and Agency	64.2%
Asset-Backed and Mortgage-Backed Securities	16.9
Corporate Bonds	15.2
Commercial Paper	2.8
Foreign Government Securities	5.6
Municipal Securities	1.3
Cash and Other	(6.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B, Class C and Class P shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period Ended 11/1/05 - 4/30/06*
Class A
Actual	$1,000.00	$1,003.90	$6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,000.10	8.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,001.10	8.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class P
Actual	1,000.00	1,004.90	5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class Y
Actual	1,000.00	1,006.20	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C, Class P and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.25%, 1.80%, 1.80%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	1,214	$46,426
AXA Enterprise Deep Value Fund‡	14,858	162,692
AXA Enterprise Equity Fund*‡	2,239	15,428
AXA Enterprise Equity Income Fund‡	10,924	306,859
AXA Enterprise Government Securities Fund‡	107,627	1,309,824
AXA Enterprise Growth Fund*‡	3,292	61,460
AXA Enterprise High Yield Bond Fund‡	47,192	451,156
AXA Enterprise International Growth Fund‡	9,006	179,035
AXA Enterprise Money Market Fund‡	5,103	5,103
AXA Enterprise Multimanager Core Bond Fund‡	119,745	1,160,325
AXA Enterprise Multimanager International Equity Fund‡	11,236	177,753
AXA Enterprise Multimanager Mid Cap Value Fund‡	890	11,558
AXA Enterprise Multimanager Value Fund‡	43,345	553,081
AXA Enterprise Short Duration Bond Fund‡	281,163	$2,746,964

Total Investment Companies (100.1%) (Cost $7,186,734)		7,187,664

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
4.29%, 5/1/06 (Amortized Cost $1,240)	$1,240	1,240

Total Investments (100.1%) (Cost/Amortized Cost $7,187,974)		7,188,904
Other Assets Less Liabilities (-0.1%)		(4,685)

Net Assets (100%)		$7,184,219

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the six months ended April 30, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value April 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$29,441	$14,750	$441	$46,426	$—	$(4)
AXA Enterprise Deep Value Fund	50,823	113,978	3,050	162,692	928	5,355
AXA Enterprise Equity Fund	—	15,567	281	15,428	—	1
AXA Enterprise Equity Income Fund	50,939	256,294	8,927	306,859	1,022	3,908
AXA Enterprise Government Securities Fund	467,472	884,220	25,504	1,309,824	16,099	(637)
AXA Enterprise Growth Fund	70,599	41,199	52,971	61,460	—	740
AXA Enterprise High Yield Bond Fund	163,190	296,979	8,489	451,156	8,602	(195)
AXA Enterprise International Growth Fund	—	169,203	481	179,035	—	(5)
AXA Enterprise Money Market Fund	5,013	90	—	5,103	94	—
AXA Enterprise Multimanager Core Bond Fund	410,625	782,946	22,802	1,160,325	12,694	(626)
AXA Enterprise Multimanager International Equity Fund	—	169,203	480	177,753	—	(4)
AXA Enterprise Multimanager Mid Cap Value Fund	9,801	1,059	—	11,558	—	1,059
AXA Enterprise Multimanager Value Fund	317,256	390,930	182,861	553,081	2,497	15,765
AXA Enterprise Short Duration Bond Fund	975,677	1,833,237	52,447	2,746,964	28,606	(687)

	$2,550,836	$4,969,655	$358,734	$7,187,664	$70,542	$24,670

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Investment Companies	$4,969,655
Net Proceeds of Sales and Redemptions:
Investment Companies	$356,819

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,722
Aggregate gross unrealized depreciation	(65,477)

Net unrealized appreciation	$245

Federal income tax cost of investments	$7,188,659

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	12,914	$493,840
AXA Enterprise Deep Value Fund ‡	62,626	685,754
AXA Enterprise Equity Fund*‡	42,490	292,759
AXA Enterprise Equity Income Fund‡	36,502	1,025,338
AXA Enterprise Government Securities Fund ‡	144,860	1,762,944
AXA Enterprise Growth Fund*‡	23,572	440,091
AXA Enterprise High Yield Bond Fund ‡	76,305	729,473
AXA Enterprise International Growth Fund‡	63,089	1,254,210
AXA Enterprise Money Market Fund‡	5,103	5,103
AXA Enterprise Multimanager Core Bond Fund ‡	224,619	2,176,559
AXA Enterprise Multimanager International Equity Fund‡	78,130	1,236,012
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,234	14,974
AXA Enterprise Multimanager Mid Cap Value Fund ‡	1,335	17,339
AXA Enterprise Multimanager Value Fund ‡	195,961	2,500,460
AXA Enterprise Short Duration Bond Fund ‡	373,097	3,645,162
AXA Enterprise Small Company Growth Fund ‡	14,916	$511,010
AXA Enterprise Small Company Value Fund ‡	70,905	953,679

Total Investment Companies (99.2%) (Cost $17,261,623)		17,744,707

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.29%, 5/1/06
(Amortized Cost $24,488)	$24,488	24,488

Total Investments (99.3%) (Cost/Amortized Cost $17,286,111)		17,769,195
Other Assets Less Liabilities (0.7%)		118,594

Net Assets (100%)		$17,887,789

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the six months ended April 30, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value April 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$458,241	$348,175	$346,873	$493,840	$—	$10,189
AXA Enterprise Deep Value Fund	440,122	435,166	197,459	685,754	8,042	35,194
AXA Enterprise Equity Fund	186,860	136,466	36,612	292,759	—	101
AXA Enterprise Equity Income Fund	449,230	796,912	268,920	1,025,338	9,947	32,046
AXA Enterprise Government Securities Fund	903,986	984,736	98,366	1,762,944	30,058	(3,098)
AXA Enterprise Growth Fund	488,796	358,360	429,895	440,091	—	1,815
AXA Enterprise High Yield Bond Fund	365,089	403,781	39,067	729,473	19,069	(921)
AXA Enterprise International Growth Fund	—	1,200,224	44,782	1,254,210	—	190
AXA Enterprise Money Market Fund	5,013	90	—	5,103	94	—
AXA Enterprise Multimanager Core Bond Fund	1,116,297	1,205,848	119,916	2,176,559	33,336	(3,842)
AXA Enterprise Multimanager International Equity Fund	—	1,200,224	44,991	1,236,012	—	(19)
AXA Enterprise Multimanager Mid Cap Growth Fund	12,357	—	—	14,974	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	14,703	1,589	—	17,339	—	1,589
AXA Enterprise Multimanager Value Fund	1,817,830	1,666,994	1,121,780	2,500,460	14,362	96,790
AXA Enterprise Short Duration Bond Fund	1,859,589	1,999,449	198,409	3,645,162	52,357	(2,971)
AXA Enterprise Small Company Growth Fund	223,324	256,700	25,681	511,010	—	15,665
AXA Enterprise Small Company Value Fund	442,187	478,135	43,307	953,679	—	19,845

	$8,783,624	$11,472,849	$3,016,058	$17,744,707	$167,265	$202,573

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Investment Companies	$11,472,849
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,000,063

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,513
Aggregate gross unrealized depreciation	(130,946)

Net unrealized appreciation	$480,567

Federal income tax cost of investments	$17,288,628

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	126,215	$4,826,444
AXA Enterprise Deep Value Fund‡	375,933	4,116,463
AXA Enterprise Equity Fund*‡	567,656	3,911,151
AXA Enterprise Equity Income Fund ‡	336,223	9,444,496
AXA Enterprise Government Securities Fund ‡	788,276	9,593,314
AXA Enterprise Growth Fund*‡	275,610	5,145,644
AXA Enterprise International Growth Fund ‡	413,370	8,217,800
AXA Enterprise Multimanager Core Bond Fund ‡	1,229,101	11,909,990
AXA Enterprise Multimanager International Equity Fund ‡	1,312,760	20,767,870
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,066	25,062
AXA Enterprise Multimanager Mid Cap Value Fund ‡	1,814	23,567
AXA Enterprise Multimanager Value Fund ‡	1,891,346	$24,133,575
AXA Enterprise Short Duration Bond Fund ‡	1,161,020	11,343,168
AXA Enterprise Small Company Growth Fund ‡	84,712	2,902,248
AXA Enterprise Small Company Value Fund ‡	634,747	8,537,351

Total Investments (99.7%) (Cost $115,946,653)		124,898,143
Other Assets Less Liabilities (0.3%)		326,541

Net Assets (100%)		$125,224,684

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the six months ended April 30, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value April 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$4,336,944	$322,375	$199,776	$4,826,444	$—	$3,350
AXA Enterprise Deep Value Fund	2,751,181	1,605,992	256,332	4,116,463	41,739	245,589
AXA Enterprise Equity Fund	4,035,434	169,409	398,901	3,911,151	—	7,773
AXA Enterprise Equity Income Fund.	6,323,159	3,160,422	459,129	9,444,496	105,386	434,509
AXA Enterprise Government Securities Fund	9,160,215	1,024,703	430,349	9,593,314	214,293	(11,403)
AXA Enterprise Growth Fund	6,680,104	236,641	1,970,764	5,145,644	—	100,758
AXA Enterprise International Growth Fund	—	7,872,687	305,919	8,217,800	—	(903)
AXA Enterprise Multimanager Core Bond Fund	11,254,417	1,356,492	545,487	11,909,990	236,108	(14,810)
AXA Enterprise Multimanager International Equity Fund	23,958,398	1,992,906	8,150,978	20,767,870	258,491	2,378,461
AXA Enterprise Multimanager Mid Cap Growth Fund	20,682	—	—	25,062	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	19,984	2,160	—	23,567	—	2,160
AXA Enterprise Multimanager Value Fund	22,265,912	2,069,108	1,632,936	24,133,575	140,518	872,788
AXA Enterprise Short Duration Bond Fund	9,657,855	2,241,907	496,918	11,343,168	201,524	(6,829)
AXA Enterprise Small Company Growth Fund	1,329,459	1,386,319	163,948	2,902,248	—	78,174
AXA Enterprise Small Company Value Fund	9,334,353	594,643	2,196,559	8,537,351	—	436,564

	$111,128,097	$24,035,764	$17,207,996	$124,898,143	$1,198,059	$4,526,181

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Investment Companies	$24,035,764
Net Proceeds of Sales and Redemptions:
Investment Companies	$18,711,249

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,969,203
Aggregate gross unrealized depreciation	(1,035,295)

Net unrealized appreciation	$8,933,908

Federal income tax cost of investments	$115,964,235

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	15,117	$578,058
AXA Enterprise Deep Value Fund‡	76,279	835,251
AXA Enterprise Equity Fund*‡	53,591	369,243
AXA Enterprise Equity Income Fund‡	45,648	1,282,240
AXA Enterprise Government Securities Fund‡	29,764	362,226
AXA Enterprise Growth Fund*‡	50,292	938,951
AXA Enterprise International Growth Fund‡	94,114	1,870,983
AXA Enterprise Multimanager Core Bond Fund‡	53,604	519,422
AXA Enterprise Multimanager International Equity Fund‡	124,536	1,970,153
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,272	15,429
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,041	13,529
AXA Enterprise Multimanager Value Fund‡	220,289	2,810,883
AXA Enterprise Small Company Growth Fund‡	11,427	391,483
AXA Enterprise Small Company Value Fund‡	98,651	$1,326,857

Total Investment Companies (98.9%) (Cost $12,358,057)		13,284,708

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (0.1%)
JPMorgan Chase Nassau
4.29%, 5/1/06
(Amortized Cost $16,921)	$16,921	16,921

Total Investments (99.0%) (Cost/Amortized Cost $12,374,978)		13,301,629
Other Assets Less Liabilities (1.0%)		138,103

Net Assets (100%)		$13,439,732

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the six months ended April 30, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value April 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$344,652	$255,335	$55,015	$578,058	$—	$(1,369)
AXA Enterprise Deep Value Fund	284,665	589,454	51,003	835,251	4,932	25,960
AXA Enterprise Equity Fund	169,535	198,685	2,983	369,243	—	(133)
AXA Enterprise Equity Income Fund	313,824	934,013	12,417	1,282,240	7,212	30,270
AXA Enterprise Government Securities Fund	129,354	242,150	3,512	362,226	4,946	(91)
AXA Enterprise Growth Fund	389,052	614,665	90,813	938,951	—	(2,042)
AXA Enterprise International Growth Fund	—	1,706,538	10,366	1,870,983	—	(82)
AXA Enterprise Multimanager Core Bond Fund	207,883	322,939	4,644	519,422	7,006	(113)
AXA Enterprise Multimanager International Equity Fund	1,456,459	1,240,144	1,029,376	1,970,153	19,652	101,856
AXA Enterprise Multimanager Mid Cap Growth Fund	12,733	—	—	15,429	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	11,472	1,240	—	13,529	—	1,240
AXA Enterprise Multimanager Value Fund	1,205,603	1,497,191	20,674	2,810,883	9,574	59,321
AXA Enterprise Small Company Growth Fund	107,427	255,239	3,615	391,483	—	6,963
AXA Enterprise Small Company Value Fund	516,591	719,330	10,127	1,326,857	—	24,732

	$5,149,250	$8,576,923	$1,294,545	$13,284,708	$53,322	$246,512

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Investment Companies	$8,576,923
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,309,078

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$943,317
Aggregate gross unrealized depreciation	(19,418)

Net unrealized appreciation	$923,899

Federal income tax cost of investments	$12,377,730

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Hotels, Restaurants & Leisure (1.9%)
Marriott International, Inc., Class A	675	$49,322
Starbucks Corp.*	2,700	100,629
Starwood Hotels & Resorts Worldwide, Inc.	1,225	70,291

		220,242

Household Durables (0.3%)
Centex Corp.	10	556
D.R. Horton, Inc.	213	6,394
Lennar Corp., Class A	250	13,733
Pulte Homes, Inc.	370	13,819

		34,502

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	4,700	165,487

Media (2.2%)
Comcast Corp., Class A*	500	15,475
Getty Images, Inc.*	900	57,609
Pixar*	2,100	135,009
XM Satellite Radio Holdings, Inc., Class A*	1,740	35,183

		243,276

Multiline Retail (1.9%)
J.C. Penney Co., Inc.	900	58,914
Kohl’s Corp.*	730	40,763
Target Corp.	2,270	120,537

		220,214

Specialty Retail (2.1%)
Home Depot, Inc.	1,160	46,319
Lowe’s Cos., Inc.	1,680	105,924
Urban Outfitters, Inc.*	1,510	35,032
Williams-Sonoma, Inc.	1,160	48,569

		235,844

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*	2,570	84,861
NIKE, Inc., Class B	425	34,782
Polo Ralph Lauren Corp.	625	37,950

		157,593

Total Consumer Discretionary		1,277,158

Consumer Staples (5.2%)
Beverages (0.7%)
PepsiCo, Inc.	1,425	82,992

Food & Staples Retailing (1.7%)
Walgreen Co.	4,240	177,783
Whole Foods Market, Inc.	320	19,642

		197,425

Household Products (2.8%)
Clorox Co.	600	38,508
Procter & Gamble Co.	4,700	273,587

		312,095

Total Consumer Staples		592,512

Energy (4.9%)
Energy Equipment & Services (4.0%)
Baker Hughes, Inc.	475	38,394
Schlumberger Ltd.	4,490	310,439
Transocean, Inc.*	700	56,749
Weatherford International Ltd.*	850	44,990

		450,572

Oil, Gas & Consumable Fuels (0.9%)
Canadian Natural Resources Ltd.	1,050	63,210
Valero Energy Corp.	575	37,226

		100,436

Total Energy		551,008

Financials (16.3%)
Capital Markets (4.8%)
Charles Schwab Corp.	2,200	39,380
Franklin Resources, Inc.	600	55,872
Goldman Sachs Group, Inc.	1,180	189,142
Legg Mason, Inc.	1,120	132,698
Merrill Lynch & Co., Inc.	1,300	99,138
State Street Corp.	500	32,660

		548,890

Commercial Banks (1.7%)
Commerce Bancorp, Inc./New Jersey	3,600	145,224
Zions Bancorp.	550	45,666

		190,890

Consumer Finance (1.0%)
SLM Corp.	2,050	108,404

Diversified Financial Services (1.5%)
Citigroup, Inc.	2,085	104,146
JPMorgan Chase & Co.	1,398	63,441

		167,587

Insurance (5.6%)
Aflac, Inc.	540	25,672
American International Group, Inc.	2,910	189,877
Everest Reinsurance Group Ltd.	500	45,500
MetLife, Inc.	850	44,285
Progressive Corp.	3,000	325,590

		630,924

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	340	29,883

Thrifts & Mortgage Finance (1.4%)
Countrywide Financial Corp.	3,935	159,997

Total Financials		1,836,575

Health Care (17.3%)
Biotechnology (7.0%)
Amgen, Inc.*	2,055	139,124
Celgene Corp.*	1,400	59,024
Genentech, Inc.*	4,580	365,072
Genzyme Corp.*	1,250	76,450
Gilead Sciences, Inc.*	2,645	152,087

		791,757

Health Care Equipment & Supplies (2.6%)
Alcon, Inc.	770	78,317
Medtronic, Inc.	750	37,590
St. Jude Medical, Inc.*	1,000	39,480
Stryker Corp.	825	36,094
Varian Medical Systems, Inc.*	1,950	102,141

		293,622

Health Care Providers & Services (3.4%)
Aetna, Inc.	1,400	53,900
Caremark Rx, Inc.*	2,590	117,974
UnitedHealth Group, Inc.	1,990	98,983
WellPoint, Inc.*	1,610	114,310

		385,167

Pharmaceuticals (4.3%)
Abbott Laboratories	1,650	70,521
Eli Lilly & Co.	570	30,164
Johnson & Johnson	1,600	93,776
Merck & Co., Inc.	1,010	34,764
Novartis AG (ADR)	1,650	94,892
Schering-Plough Corp.	1,950	37,674

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	3,020	$122,310

		484,101

Total Health Care		1,954,647

Industrials (6.1%)
Aerospace & Defense (2.7%)
Boeing Co.	1,720	143,534
United Technologies Corp.	2,505	157,339

		300,873

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	1,200	102,732

Industrial Conglomerates (2.0%)
General Electric Co.	6,720	232,445

Machinery (0.5%)
Danaher Corp.	860	55,134

Total Industrials		691,184

Information Technology (37.5%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*	2,900	60,755
Corning, Inc.*	4,155	114,803
Juniper Networks, Inc.*	3,890	71,887
Motorola, Inc.	4,410	94,153
QUALCOMM, Inc.	9,455	485,420

		827,018

Computers & Peripherals (6.9%)
Apple Computer, Inc.*	3,660	257,627
Dell, Inc.*	3,900	102,180
EMC Corp.*	6,730	90,922
Network Appliance, Inc.*	6,290	233,170
SanDisk Corp.*	850	54,256
Seagate Technology*	1,400	37,184

		775,339

Electronic Equipment & Instruments (0.3%)
Amphenol Corp., Class A	570	32,946

Internet Software & Services (9.7%)
eBay, Inc.*	10,260	353,047
Google, Inc., Class A*	1,120	468,093
Yahoo!, Inc.*	8,330	273,057

		1,094,197

IT Services (1.6%)
Automatic Data Processing, Inc.	1,075	47,386
Cognizant Technology Solutions Corp., Class A*	950	60,430
Infosys Technologies Ltd. (ADR)	420	33,033
Iron Mountain, Inc.*	930	36,363

		177,212

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	3,380	109,343
Broadcom Corp., Class A*	5,265	216,444
KLA-Tencor Corp.	790	38,047
Marvell Technology Group Ltd.*	2,575	147,007
Maxim Integrated Products, Inc.	2,100	74,046
NVIDIA Corp.*	1,070	31,265
Xilinx, Inc.	1,600	44,272

		660,424

Software (5.9%)
Adobe Systems, Inc.*	2,845	111,524
Autodesk, Inc.*	1,460	61,378
Business Objects S.A. (ADR)*	200	6,466
Electronic Arts, Inc.*	3,350	190,280
Microsoft Corp.	5,600	135,240
Salesforce.com, Inc.*	2,700	94,635
SAP AG (Sponsored ADR)	1,330	72,658

		672,181

Total Information Technology		4,239,317

Total Common Stocks (98.6%) (Cost $8,652,621)		11,142,401

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.8%)
JPMorgan Chase Nassau
4.29%, 5/1/06 (Amortized Cost $201,129)	$201,129	201,129

Total Investments (100.4%) (Cost/Amortized Cost $8,853,750)		11,343,530
Other Assets Less Liabilities (-0.4%)		(39,628)

Net Assets (100%)		$11,303,902

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,898,188
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,006,032

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,620,490
Aggregate gross unrealized depreciation	(201,812)

Net unrealized appreciation	$2,418,678

Federal income tax cost of investments	$8,924,852

For the six months ended April 30, 2006, the Fund incurred approximately $11 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,838,936 of which $660,156 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.3%)
Autoliv, Inc.	100	$5,530
BorgWarner, Inc.	150	9,110
Cooper Tire & Rubber Co.	600	7,620
Lear Corp.	425	10,022
Magna International, Inc., Class A	150	11,767

		44,049

Automobiles (0.2%)
Toyota Motor Corp. (ADR)	200	23,426

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	455	24,861

Hotels, Restaurants & Leisure (2.2%)
Las Vegas Sands Corp.*	2,300	149,063
McDonald’s Corp.	1,400	48,398
Starbucks Corp.*	2,635	98,206

		295,667

Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*	2,610	75,351

Leisure Equipment & Products (0.1%)
Mattel, Inc.	700	11,326

Media (3.7%)
CBS Corp., Class B	1,262	32,143
Comcast Corp., Class A*	1,650	51,068
Comcast Corp., Special Class A*	3,400	104,822
DIRECTV Group, Inc.*	5,691	97,202
Interpublic Group of Cos., Inc.*	2,000	19,160
Sirius Satellite Radio, Inc.*	3,440	16,099
Time Warner, Inc.	2,600	45,240
Viacom, Inc., Class B*	462	18,401
Walt Disney Co.	200	5,592
XM Satellite Radio Holdings, Inc., Class A*	4,530	91,597

		481,324

Multiline Retail (1.1%)
Nordstrom, Inc.	300	11,499
Target Corp.	2,625	139,387

		150,886

Specialty Retail (3.1%)
Foot Locker, Inc.	3,800	88,084
Gap, Inc.	750	13,568
Home Depot, Inc.	3,355	133,965
Limited Brands, Inc.	1,200	30,768
Office Depot, Inc.*	1,300	52,754
Staples, Inc.	3,152	83,244

		402,383

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	650	22,328
NIKE, Inc., Class B	1,175	96,162

		118,490

Total Consumer Discretionary		1,627,763

Consumer Staples (6.4%)
Beverages (1.9%)
Coca-Cola Co.	1,300	54,548
PepsiCo, Inc.	3,375	196,560

		251,108

Food & Staples Retailing (1.1%)
Kroger Co.*	1,500	30,390
Safeway, Inc.	1,200	30,156
Sysco Corp.	1,935	57,837
Wal-Mart Stores, Inc.	500	22,515

		140,898

Food Products (0.5%)
Bunge Ltd.	175	9,336
ConAgra Foods, Inc.	1,200	27,216
Kellogg Co.	600	27,786

		64,338

Household Products (2.1%)
Clorox Co.	400	25,672
Colgate-Palmolive Co.	575	33,994
Kimberly-Clark Corp.	225	13,169
Procter & Gamble Co.	3,540	206,064

		278,899

Tobacco (0.8%)
Altria Group, Inc.	1,325	96,937

Total Consumer Staples		832,180

Energy (11.2%)
Energy Equipment & Services (2.5%)
Diamond Offshore Drilling, Inc.	450	40,847
GlobalSantaFe Corp.	600	36,726
Halliburton Co.	840	65,646
Noble Corp.	400	31,576
Rowan Cos., Inc.*	700	31,031
Schlumberger Ltd.	1,700	117,538

		323,364

Oil, Gas & Consumable Fuels (8.7%)
BP plc (ADR)	425	31,331
Canadian Natural Resources Ltd.	1,450	86,957
Chevron Corp.	3,017	184,097
ConocoPhillips	2,025	135,472
EOG Resources, Inc.	485	34,062
Exxon Mobil Corp.	5,910	372,803
Marathon Oil Corp.	475	37,696
Occidental Petroleum Corp.	2,055	211,131
Valero Energy Corp.	770	49,850

		1,143,399

Total Energy		1,466,763

Financials (17.1%)
Capital Markets (4.4%)
Bank of New York Co., Inc.	3,230	113,534
Charles Schwab Corp.	6,900	123,510
Goldman Sachs Group, Inc.	325	52,094
Lehman Brothers Holdings, Inc.	200	30,230
Merrill Lynch & Co., Inc.	1,960	149,470
Morgan Stanley	75	4,823
optionsXpress Holdings, Inc.	1,545	48,667
UBS AG (Registered)	340	39,729
Waddell & Reed Financial, Inc.	475	11,172

		573,229

Commercial Banks (2.7%)
Comerica, Inc.	500	28,435
Huntington Bancshares, Inc./Ohio	1,000	24,150
KeyCorp	825	31,532
Lloyds TSB Group plc.	11,900	115,396
National City Corp.	875	32,287
PNC Financial Services Group, Inc.	125	8,934
U.S. Bancorp	1,100	34,584
Wachovia Corp.	900	53,865
Wells Fargo & Co.	375	25,759

		354,942

Consumer Finance (1.2%)
American Express Co.	3,020	162,506

Diversified Financial Services (3.1%)
Bank of America Corp.	2,100	104,832
Citigroup, Inc.	4,800	239,760
JPMorgan Chase & Co.	1,400	63,532

		408,124

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (3.3%)
ACE Ltd.	400	$22,216
Allstate Corp.	275	15,535
American International Group, Inc.	550	35,887
Chubb Corp.	750	38,655
Genworth Financial, Inc., Class A	1,100	36,520
Hartford Financial Services Group, Inc.	475	43,667
MBIA, Inc.	1,717	102,385
MetLife, Inc.	750	39,075
Prudential Financial, Inc.	150	11,720
St. Paul Travelers Cos., Inc.	777	34,211
UnumProvident Corp.	1,100	22,341
XL Capital Ltd., Class A	400	26,356

		428,568

Thrifts & Mortgage Finance (2.4%)
Fannie Mae	2,945	149,017
Freddie Mac	1,948	118,945
Washington Mutual, Inc.	875	39,427

		307,389

Total Financials		2,234,758

Health Care (16.3%)
Biotechnology (1.4%)
Amgen, Inc.*	1,740	117,798
Genentech, Inc.*	755	60,181

		177,979

Health Care Equipment & Supplies (2.8%)
Alcon, Inc.	360	36,616
Boston Scientific Corp.*	1,965	45,667
Cytyc Corp.*	2,700	69,795
Medtronic, Inc.	2,295	115,025
Zimmer Holdings, Inc.*	1,670	105,043

		372,146

Health Care Providers & Services (4.3%)
AmerisourceBergen Corp.	400	17,260
Caremark Rx, Inc.*	3,480	158,514
Coventry Health Care, Inc.*	1,840	91,393
Health Management Associates, Inc., Class A	2,990	61,923
Tenet Healthcare Corp.*	1,100	9,152
UnitedHealth Group, Inc.	2,665	132,557
WellPoint, Inc.*	1,300	92,300

		563,099

Health Care Technology (0.7%)
Eclipsys Corp.*	4,000	88,080

Life Sciences Tools & Services (0.8%)
Fisher Scientific International, Inc.*	1,570	110,763

Pharmaceuticals (6.3%)
Abbott Laboratories	700	29,918
Bristol-Myers Squibb Co.	650	16,497
Eli Lilly & Co.	1,645	87,053
Johnson & Johnson	3,609	211,523
Merck & Co., Inc.	1,575	54,211
Pfizer, Inc.	9,690	245,448
Sanofi-Aventis	900	84,743
Sanofi-Aventis (ADR)	1,915	90,082
Wyeth	150	7,301

		826,776

Total Health Care		2,138,843

Industrials (7.0%)
Aerospace & Defense (1.0%)
Boeing Co.	800	66,760
Goodrich Corp.	700	31,150
Northrop Grumman Corp.	500	33,450

		131,360

Air Freight & Logistics (0.5%)
FedEx Corp.	535	61,594
United Parcel Service, Inc., Class B	125	10,134

		71,728

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	225	20,576

Industrial Conglomerates (4.1%)
General Electric Co.	12,150	420,268
Textron, Inc.	400	35,980
Tyco International Ltd.	2,840	74,834

		531,082

Machinery (0.6%)
Eaton Corp.	500	38,325
Ingersoll-Rand Co., Ltd., Class A	250	10,938
SPX Corp.	500	27,375

		76,638

Road & Rail (0.6%)
CSX Corp.	650	44,519
Norfolk Southern Corp.	700	37,800

		82,319

Total Industrials		913,703

Information Technology (20.7%)
Communications Equipment (5.5%)
ADC Telecommunications, Inc.*	978	21,897
Cisco Systems, Inc.*	6,630	138,899
Corning, Inc.*	1,900	52,497
Juniper Networks, Inc.*	2,300	42,504
Motorola, Inc.	7,165	152,973
Nokia Oyj (ADR)	1,300	29,458
QUALCOMM, Inc.	2,055	105,504
Research In Motion Ltd.*	2,110	161,689
Tellabs, Inc.*	1,000	15,850

		721,271

Computers & Peripherals (2.4%)
Apple Computer, Inc.*	1,000	70,390
Dell, Inc.*	3,275	85,805
EMC Corp.*	1,800	24,318
Hewlett-Packard Co.	2,335	75,818
International Business Machines Corp.	750	61,755

		318,086

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	300	10,860
Celestica, Inc.*	1,100	12,386
Flextronics International Ltd.*	1,700	19,312
Sanmina-SCI Corp.*	3,200	16,608
Solectron Corp.*	4,400	17,600
Tech Data Corp.*	250	9,180

		85,946

Internet Software & Services (2.4%)
Google, Inc., Class A*	403	168,430
Yahoo!, Inc.*	4,630	151,771

		320,201

IT Services (1.2%)
BearingPoint, Inc.*	12,760	118,413
Electronic Data Systems Corp.	1,350	36,558

		154,971

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	3,780	122,283
Agere Systems, Inc.*	1,110	17,449
Intel Corp.	7,887	157,582
Samsung Electronics Co., Ltd. (GDR)§	348	118,804
Texas Instruments, Inc.	2,605	90,420

		506,538

Software (4.6%)
Adobe Systems, Inc.*	1,260	49,392

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	15,095	$364,544
Oracle Corp.*	9,500	138,605
SAP AG (Sponsored ADR)	805	43,977

		596,518

Total Information Technology		2,703,531

Materials (2.7%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	1,500	102,780
Lubrizol Corp.	500	21,805

		124,585

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	675	10,820
Owens-Illinois, Inc.*	1,050	19,194
Smurfit-Stone Container Corp.*	600	7,770

		37,784

Metals & Mining (1.5%)
Rio Tinto plc (ADR)	280	62,356
Southern Copper Corp.	1,300	128,765

		191,121

Total Materials		353,490

Telecommunication Services (5.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	300	7,863
BellSouth Corp.	1,500	50,670
Chunghwa Telecom Co., Ltd. (ADR)	1,800	37,080
Level 3 Communications, Inc.*	17,700	95,580
Verizon Communications, Inc.	1,650	54,500

		245,693

Wireless Telecommunication Services (3.5%)
American Tower Corp., Class A*	4,500	153,630
Crown Castle International Corp.*	900	30,285
Leap Wireless International, Inc.*	1,340	61,573
NII Holdings, Inc.*	2,765	165,623
Sprint Nextel Corp.	2,200	54,560

		465,671

Total Telecommunication Services		711,364

Utilities (0.8%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	700	23,422
Entergy Corp.	275	19,233

		42,655

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	500	27,460

Multi-Utilities (0.3%)
Dominion Resources, Inc.	425	31,820

Total Utilities		101,935

Total Common Stocks (100.0%) (Cost $11,248,578)		13,084,330

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.29%, 5/1/06
(Amortized Cost $94,038)	$94,038	94,038

Total Investments (100.7%) (Cost/Amortized Cost $11,342,616)		13,178,368
Other Assets Less Liabilities (-0.7%)		(92,661)

Net Assets (100%)		$13,085,707

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933 These securities may only be resold to qualified institutional buyers. At April 30, 2006, the market value of these securities amounted to $118,804 or 0.91% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,181,204
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,561,464

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,240,835
Aggregate gross unrealized depreciation	(494,074)

Net unrealized appreciation	$1,746,761

Federal income tax cost of investments	$11,431,607

For the six months ended April 30, 2006, the Fund incurred approximately $123 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.1%)
Johnson Controls, Inc.	610	$49,746

Hotels, Restaurants & Leisure (2.5%)
Hilton Hotels Corp.	7,150	192,621
McDonald’s Corp.	26,400	912,648

		1,105,269

Household Durables (0.7%)
Fortune Brands, Inc.	2,200	176,660
Pulte Homes, Inc.	3,100	115,785

		292,445

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,560	50,458

Media (3.8%)
CBS Corp., Class B	2,509	63,904
Comcast Corp., Special Class A*	10,650	328,340
News Corp., Class A	22,400	384,384
Reed Elsevier plc.	7,542	74,713
Time Warner, Inc.	21,450	373,230
Tribune Co.	1,838	52,990
Viacom, Inc., Class B*	7,809	311,032
Walt Disney Co.	3,345	93,526

		1,682,119

Multiline Retail (0.8%)
Federated Department Stores, Inc.	420	32,697
Sears Holdings Corp.*	2,225	319,710

		352,407

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*	900	34,515
Gap, Inc.	9,680	175,111
Home Depot, Inc.	13,590	542,649
Lowe’s Cos., Inc.	1,650	104,032
Sherwin-Williams Co.	950	48,393

		904,700

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	1,360	111,302

Total Consumer Discretionary		4,548,446

Consumer Staples (5.2%)
Beverages (0.5%)
Diageo plc.	8,739	143,754
PepsiCo, Inc.	1,182	68,840

		212,594

Food Products (1.0%)
Archer-Daniels-Midland Co.	2,737	99,462
Kellogg Co.	4,373	202,514
Nestle S.A. (Registered)	275	83,633
Sara Lee Corp.	3,710	66,297

		451,906

Household Products (0.4%)
Kimberly-Clark Corp.	226	13,228
Procter & Gamble Co.	2,650	154,256

		167,484

Tobacco (3.3%)
Altria Group, Inc.	19,280	1,410,525
Loews Corp.- Carolina Group	1,400	71,736

		1,482,261

Total Consumer Staples		2,314,245

Energy (11.8%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	600	48,498
Halliburton Co.	7,300	570,495
Nabors Industries Ltd.*	5,700	212,781
Noble Corp.	683	53,916

		885,690

Oil, Gas & Consumable Fuels (9.8%)
Amerada Hess Corp.	3,520	504,310
Apache Corp.	1,010	71,761
BP plc (ADR)	4,830	356,068
Chevron Corp.	2,916	177,934
ConocoPhillips	7,820	523,158
Devon Energy Corp.	1,735	104,291
EOG Resources, Inc.	1,445	101,482
Exxon Mobil Corp.	22,381	1,411,793
Marathon Oil Corp.	4,616	366,326
Noble Energy, Inc.	7,596	341,668
Total S.A. (ADR)	2,580	356,092

		4,314,883

Total Energy		5,200,573

Financials (25.5%)
Capital Markets (3.8%)
Ameriprise Financial, Inc.	352	17,262
Bank of New York Co., Inc.	1,240	43,586
Franklin Resources, Inc.	705	65,650
Goldman Sachs Group, Inc.	3,751	601,248
Lehman Brothers Holdings, Inc.	990	149,638
Mellon Financial Corp.	3,584	134,866
Merrill Lynch & Co., Inc.	4,165	317,623
Northern Trust Corp.	2,800	164,892
UBS AG (Registered)	1,355	160,149

		1,654,914

Commercial Banks (2.2%)
PNC Financial Services Group, Inc.	4,420	315,898
SunTrust Banks, Inc.	5,107	394,924
Wachovia Corp.	1,900	113,715
Wells Fargo & Co.	2,125	145,966

		970,503

Consumer Finance (0.3%)
American Express Co.	2,552	137,323

Diversified Financial Services (8.6%)
Bank of America Corp.	29,433	1,469,295
Citigroup, Inc.	21,050	1,051,447
JPMorgan Chase & Co.	28,112	1,275,723

		3,796,465

Insurance (8.9%)
ACE Ltd.	5,250	291,585
Allstate Corp.	8,067	455,705
American International Group, Inc.	18,850	1,229,963
AON Corp.	9,000	377,190
Axis Capital Holdings Ltd.	4,350	129,717
Chubb Corp.	1,798	92,669
Genworth Financial, Inc., Class A	1,530	50,796
Hartford Financial Services Group, Inc.	2,153	197,925
Lincoln National Corp.	870	50,530
MetLife, Inc.	8,474	441,495
St. Paul Travelers Cos., Inc.	14,169	623,861

		3,941,436

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	13,431	679,609
Freddie Mac	1,125	68,692

		748,301

Total Financials		11,248,942

Health Care (8.7%)
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	19,198	723,765

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.9%)
CIGNA Corp.	520	$55,640
WellPoint, Inc.*	5,050	358,550

		414,190

Pharmaceuticals (6.2%)
Abbott Laboratories	17,976	768,294
Eli Lilly & Co.	4,586	242,691
Forest Laboratories, Inc.*	2,800	113,064
Johnson & Johnson	6,448	377,918
Merck & Co., Inc.	9,781	336,662
Novartis AG (ADR)	11,000	632,610
Pfizer, Inc.	2,900	73,457
Wyeth	3,675	178,862

		2,723,558

Total Health Care		3,861,513

Industrials (14.5%)
Aerospace & Defense (4.1%)
Honeywell International, Inc.	9,800	416,500
Lockheed Martin Corp.	5,944	451,150
Northrop Grumman Corp.	5,039	337,109
United Technologies Corp.	9,500	596,695

		1,801,454

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	5,050	409,404

Building Products (0.7%)
Masco Corp.	9,690	309,111

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	1,505	137,632
Emerson Electric Co.	1,700	144,415

		282,047

Industrial Conglomerates (2.6%)
General Electric Co.	32,300	1,117,257
Tyco International Ltd.	1,275	33,596

		1,150,853

Machinery (2.1%)
Caterpillar, Inc.	6,200	469,588
Deere & Co.	3,906	342,869
Illinois Tool Works, Inc.	985	101,159

		913,616

Road & Rail (3.2%)
Burlington Northern Santa Fe Corp.	2,499	198,745
Con-way, Inc.	440	24,517
CSX Corp.	6,850	469,157
Norfolk Southern Corp.	12,200	658,800
Union Pacific Corp.	600	54,726

		1,405,945

Trading Companies & Distributors (0.2%)
Finning International, Inc.	506	18,198
Grainger (W.W.), Inc.	1,140	87,689

		105,887

Total Industrials		6,378,317

Information Technology (8.4%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*	3,340	69,973
Juniper Networks, Inc.*	1,050	19,404
Motorola, Inc.	28,800	614,880

		704,257

Computers & Peripherals (2.3%)
Dell, Inc.*	2,820	73,884
EMC Corp.*	9,050	122,265
Hewlett-Packard Co.	12,500	405,875
International Business Machines Corp.	5,200	428,168

		1,030,192

IT Services (0.5%)
Accenture Ltd., Class A	5,750	167,152
Fiserv, Inc.*	800	36,064

		203,216

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	1,085	41,143
Applied Materials, Inc.	8,400	150,780
Intel Corp.	3,530	70,530
KLA-Tencor Corp.	3,400	163,744

		426,197

Software (3.0%)
BEA Systems, Inc.*	1,050	13,913
Microsoft Corp.	43,450	1,049,317
Oracle Corp.*	16,580	241,902
Symantec Corp.*	2,120	34,726

		1,339,858

Total Information Technology		3,703,720

Materials (4.8%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	7,712	528,426
Dow Chemical Co.	2,800	113,708
DuPont (E.I.) de Nemours & Co.	4,946	218,119
Nalco Holding Co.*	1,785	33,647
PPG Industries, Inc.	3,136	210,489
Praxair, Inc.	1,578	88,573
Syngenta AG (Registered)*	1,038	144,381

		1,337,343

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	2,631	34,071

Metals & Mining (0.9%)
Alcoa, Inc.	1,350	45,603
United States Steel Corp.	5,250	359,625

		405,228

Paper & Forest Products (0.8%)
Bowater, Inc.	382	10,417
International Paper Co.	9,308	338,346

		348,763

Total Materials		2,125,405

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	8,100	212,301
BellSouth Corp.	2,900	97,962
Verizon Communications, Inc.	7,751	256,015

		566,278

Wireless Telecommunication Services (2.6%)
Sprint Nextel Corp.	38,880	964,224
Vodafone Group plc.	80,012	188,337

		1,152,561

Total Telecommunication Services		1,718,839

Utilities (4.2%)
Electric Utilities (1.9%)
Entergy Corp.	7,715	539,587
Exelon Corp.	899	48,546
FPL Group, Inc.	3,810	150,876
PPL Corp.	3,262	94,728

		833,737

Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	1,420	70,475

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (2.1%)
Dominion Resources, Inc.	11,750	$879,722
Public Service Enterprise Group, Inc.	945	59,252

		938,974

Total Utilities		1,843,186

Total Common Stocks (97.3%) (Cost $38,695,381)		42,943,186

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.9%)
Wells Fargo & Co. 2.97%, 5/1/06 (m)	$388,000	387,948
Time Deposit (2.5%)
JPMorgan Chase Nassau
4.29%, 5/1/06	$1,122,717	1,122,717

Total Short-Term Investments (3.4%) (Amortized Cost $1,510,717)		1,510,665

Total Investments (100.7%) (Cost/Amortized Cost $40,206,098)		44,453,851
Other Assets Less Liabilities (-0.7%)		(327,330)

Net Assets (100%)		$44,126,521

*	Non-income producing.

(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

Glossary:

ADR	— American Depositary Receipt

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,871,246
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,764,476

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,689,202
Aggregate gross unrealized depreciation	(602,353)

Net unrealized appreciation	$4,086,849

Federal income tax cost of investments	$40,367,002

For the six months ended April 30, 2006, the Fund incurred approximately $621 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Auto Components (0.8%)
BorgWarner, Inc.	100	$6,073
Drew Industries, Inc.*	800	28,752
LKQ Corp.*	3,500	73,640
Tenneco, Inc.*	1,400	33,670

		142,135

Diversified Consumer Services (1.5%)
Jackson Hewitt Tax Service, Inc.	800	23,904
Laureate Education, Inc.*	1,500	75,135
Lincoln Educational Services Corp.*	800	13,600
Regis Corp.	800	28,056
Strayer Education, Inc.	1,100	114,389

		255,084

Hotels, Restaurants & Leisure (4.4%)
BJ’s Restaurants, Inc.*	1,200	31,596
Four Seasons Hotels, Inc.	400	21,608
Gaylord Entertainment Co.*	1,700	75,225
Hilton Hotels Corp.	100	2,694
International Game Technology	2,125	80,601
Marriott International, Inc., Class A	1,700	124,219
Orient-Express Hotels Ltd.	3,900	159,900
Panera Bread Co., Class A*	400	29,672
Scientific Games Corp., Class B*	3,625	138,076
Station Casinos, Inc.	900	69,372

		732,963

Household Durables (0.1%)
Hovnanian Enterprises, Inc., Class A*	300	11,931

Internet & Catalog Retail (0.7%)
Coldwater Creek, Inc.*	2,200	61,512
VistaPrint Ltd.*	2,000	63,960

		125,472

Leisure Equipment & Products (0.4%)
MarineMax, Inc.*	2,200	72,072

Media (0.4%)
Getty Images, Inc.*	975	62,410
XM Satellite Radio Holdings, Inc., Class A*	400	8,088

		70,498

Multiline Retail (0.2%)
Dollar General Corp.	300	5,238
Tuesday Morning Corp.	1,200	22,740

		27,978

Specialty Retail (3.8%)
Chico’s FAS, Inc.*	3,950	146,387
Cost Plus, Inc.*	1,600	28,160
Dick’s Sporting Goods, Inc.*	1,600	67,440
GameStop Corp., Class A*	2,600	122,720
Hibbett Sporting Goods, Inc.*	1,600	48,496
HOT Topic, Inc.*	2,400	35,592
Select Comfort Corp.*	2,100	83,916
Tractor Supply Co.*	600	38,874
Urban Outfitters, Inc.*	2,825	65,540

		637,125

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	1,300	87,568
CROCS, Inc.*	800	23,920
Polo Ralph Lauren Corp.	1,750	106,260

		217,748

Total Consumer Discretionary		2,293,006

Consumer Staples (1.0%)
Food & Staples Retailing (0.2%)
United Natural Foods, Inc.*	1,000	$31,970

Food Products (0.3%)
Bunge Ltd.	100	5,335
Hain Celestial Group, Inc.*	1,800	48,420

		53,755

Personal Products (0.5%)
Herbalife Ltd.*	2,350	81,780

Total Consumer Staples		167,505

Energy (9.9%)
Energy Equipment & Services (5.6%)
CARBO Ceramics, Inc.	800	46,344
Complete Production Services, Inc.*	1,900	50,217
Cooper Cameron Corp.*	1,400	70,336
Diamond Offshore Drilling, Inc.	1,150	104,385
FMC Technologies, Inc.*	900	49,122
Global Industries Ltd.*	3,100	49,197
Grant Prideco, Inc.*	3,525	180,480
Helix Energy Solutions Group, Inc.*	2,100	81,522
National Oilwell Varco, Inc.*	1,800	124,146
Oil States International, Inc.*	600	24,222
Patterson-UTI Energy, Inc.	1,500	48,540
Rowan Cos., Inc.*	200	8,866
Seitel, Inc.*	2,100	8,799
Superior Energy Services, Inc.*	2,800	90,020

		936,196

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*	1,000	25,110
Bill Barrett Corp.*	2,800	84,112
Chesapeake Energy Corp.	200	6,336
Denbury Resources, Inc.*	4,850	158,110
EXCO Resources, Inc.*	2,000	25,660
Murphy Oil Corp.	100	5,018
Newfield Exploration Co.*	1,700	75,820
Noble Energy, Inc.	1,000	44,980
Peabody Energy Corp.	2,475	158,054
Southwestern Energy Co.*	3,050	109,861
Western Refining, Inc.	1,900	38,437

		731,498

Total Energy		1,667,694

Financials (10.1%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	700	70,910
Ares Capital Corp.	1,767	29,968
BlackRock, Inc., Class A	400	60,616
E*Trade Financial Corp.*	400	9,952
Federated Investors, Inc., Class B	300	10,530
GFI Group, Inc.*	500	28,440
Lazard Ltd., Class A	2,000	88,800
Legg Mason, Inc.	700	82,936
Nuveen Investments, Inc., Class A	100	4,812
optionsXpress Holdings, Inc.	1,800	56,700
TD Ameritrade Holding Corp.*	200	3,712

		447,376

Commercial Banks (1.7%)
Capitol Bancorp Ltd.	300	12,441
Cullen/Frost Bankers, Inc.	300	17,364
East West Bancorp, Inc.	700	27,769
First Republic Bank/California	700	30,464
First State Bancorp/New Mexico	1,400	36,078
Greater Bay Bancorp	200	5,524
Hancock Holding Co.	800	39,800
Signature Bank/New York*	500	17,685

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
UCBH Holdings, Inc.	1,300	$22,997
Western Alliance Bancorp*	1,000	36,360
Whitney Holding Corp.	1,000	35,560

		282,042

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	1,600	23,664

Diversified Financial Services (0.9%)
CBOT Holdings, Inc., Class A*	800	84,760
Financial Federal Corp.	1,200	34,080
Primus Guaranty Ltd.*	3,200	37,120

		155,960

Insurance (1.5%)
Ambac Financial Group, Inc.	1,300	107,068
Aspen Insurance Holdings Ltd.	100	2,435
Brown & Brown, Inc.	500	15,615
HCC Insurance Holdings, Inc.	2,400	80,376
Max Reinsurance Capital Ltd.	800	19,600
National Financial Partners Corp.	600	31,200

		256,294

Real Estate Investment Trusts (1.0%)
CapitalSource, Inc. (REIT)	2,117	49,750
FelCor Lodging Trust, Inc. (REIT)	1,800	38,970
Innkeepers USA Trust (REIT)	2,400	38,448
LaSalle Hotel Properties (REIT)	900	39,357

		166,525

Real Estate Management & Development (1.6%)
CB Richard Ellis Group, Inc., Class A*	2,600	228,514
Jones Lang LaSalle, Inc.	500	42,380

		270,894

Thrifts & Mortgage Finance (0.6%)
Clayton Holdings, Inc.*	3,000	64,710
Doral Financial Corp.	1,700	13,447
Franklin Bank Corp./Texas*	1,200	23,292

		101,449

Total Financials		1,704,204

Health Care (15.1%)
Biotechnology (3.9%)
Angiotech Pharmaceuticals, Inc.*	2,400	36,432
Biogen Idec, Inc.*	1,600	71,760
BioMarin Pharmaceuticals, Inc.*	1,200	14,760
Celgene Corp.*	1,425	60,078
Cephalon, Inc.*	100	6,566
Coley Pharmaceutical Group, Inc.*	2,600	41,574
Cubist Pharmaceuticals, Inc.*	1,200	27,204
Digene Corp.*	1,000	41,310
Dov Pharmaceutical, Inc.*	1,600	13,024
Keryx Biopharmaceuticals, Inc.*	600	10,218
Myogen, Inc.*	700	23,142
Myriad Genetics, Inc.*	1,400	35,882
Panacos Pharmaceuticals, Inc.*	1,000	6,990
PDL BioPharma, Inc.*	3,950	113,681
Senomyx, Inc.*	3,100	44,361
Telik, Inc.*	3,000	55,170
Trimeris, Inc.*	2,300	25,852
Vanda Pharmaceuticals, Inc.*	1,100	12,100
Zymogenetics, Inc.*	600	12,282

		652,386

Health Care Equipment & Supplies (4.5%)
American Medical Systems Holdings, Inc.*	2,000	44,420
ArthroCare Corp.*	1,400	63,462
Bard (C.R.), Inc.	725	53,984
Biomet, Inc.	200	7,436
Cynosure, Inc.*	200	3,606
Cytyc Corp.*	3,350	86,598
DexCom, Inc.*	2,600	65,416
Gen-Probe, Inc.*	1,475	78,868
Greatbatch, Inc.*	1,000	24,500
Kyphon, Inc.*	1,331	55,303
Meridian Bioscience, Inc.	2,000	51,920
Merit Medical Systems, Inc.*	1,067	12,473
OraSure Technologies, Inc.*	2,900	31,117
Resmed, Inc.*	3,475	149,946
Stereotaxis, Inc.*	200	2,368
STERIS Corp.	1,200	27,624

		759,041

Health Care Providers & Services (3.8%)
Chemed Corp.	1,500	81,735
Community Health Systems, Inc.*	200	7,248
Coventry Health Care, Inc.*	150	7,450
Express Scripts, Inc.*	100	7,814
Omnicare, Inc.	100	5,671
Psychiatric Solutions, Inc.*	4,600	152,076
RehabCare Group, Inc.*	1,200	19,716
Sierra Health Services, Inc.*	500	19,605
United Surgical Partners International, Inc.*	2,800	92,428
VCA Antech, Inc.*	4,975	154,673
WellCare Health Plans, Inc.*	2,192	91,801

		640,217

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	200	3,406
TriZetto Group, Inc.*	700	11,004

		14,410

Life Sciences Tools & Services (2.0%)
Charles River Laboratories
International, Inc.*	100	4,725
Covance, Inc.*	1,325	77,314
Fisher Scientific International, Inc.*	100	7,055
Invitrogen Corp.*	100	6,601
Molecular Devices Corp.*	800	25,600
Nektar Therapeutics*	900	19,359
Parexel International Corp.*	1,800	53,118
Pharmaceutical Product Development, Inc.	200	7,174
Serologicals Corp.*	1,500	46,680
Thermo Electron Corp.*	300	11,562
Varian, Inc.*	800	34,616
Ventana Medical Systems, Inc.*	900	43,830
Waters Corp.*	100	4,532

		342,166

Pharmaceuticals (0.8%)
Adams Respiratory Therapeutics, Inc.*	900	38,601
Endo Pharmaceuticals Holdings, Inc.*	300	9,435
Impax Laboratories, Inc.*	2,100	19,425
Medicines Co.*	2,400	46,128
Penwest Pharmaceuticals Co.*	1,000	20,020
Sepracor, Inc.*	100	4,464

		138,073

Total Health Care		2,546,293

Industrials (15.9%)
Aerospace & Defense (2.3%)
Argon ST, Inc.*	1,800	59,814
Empresa Brasileira de Aeronautica S.A. (ADR)	200	7,766
Essex Corp.*	1,800	38,394
Hexcel Corp.*	5,000	110,450
K&F Industries Holdings, Inc.*	1,500	26,610
Orbital Sciences Corp.*	1,400	21,910

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Precision Castparts Corp.	1,825	$114,938
Rockwell Collins, Inc.	200	11,440

		391,322

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	600	51,366
Forward Air Corp.	1,500	60,255
UTI Worldwide, Inc.	4,525	141,135

		252,756

Airlines (0.8%)
JetBlue Airways Corp.*	2,700	27,702
Republic Airways Holdings, Inc.*	2,700	45,900
Southwest Airlines Co.	4,350	70,557

		144,159

Building Products (0.2%)
Goodman Global, Inc.*	1,400	27,720

Commercial Services & Supplies (5.5%)
Administaff, Inc.	1,900	109,725
American Reprographics Co.*	2,200	78,034
CDI Corp.	1,200	34,020
Corporate Executive Board Co.	800	85,704
Global Cash Access, Inc.*	5,300	103,297
Herman Miller, Inc.	100	3,079
LECG Corp.*	1,500	27,735
Monster Worldwide, Inc.*	3,475	199,465
Resources Connection, Inc.*	4,100	110,290
Robert Half International, Inc.	600	25,362
Stericycle, Inc.*	2,185	143,860

		920,571

Construction & Engineering (0.6%)
Fluor Corp.	600	55,746
Granite Construction, Inc.	900	41,724

		97,470

Electrical Equipment (1.0%)
Ametek, Inc.	1,100	54,197
Rockwell Automation, Inc.	1,500	108,690

		162,887

Machinery (2.2%)
Clarcor, Inc.	400	14,000
Flowserve Corp.*	1,200	69,024
IDEX Corp.	1,250	63,500
Joy Global, Inc.	1,900	124,811
Kennametal, Inc.	300	18,555
Manitowoc Co., Inc.	1,000	49,590
Oshkosh Truck Corp.	100	6,120
Pentair, Inc.	200	7,656
Terex Corp.*	100	8,655
Wabash National Corp.	500	9,050

		370,961

Road & Rail (0.6%)
JB Hunt Transport Services, Inc.	600	14,298
Knight Transportation, Inc.	2,875	56,149
Landstar System, Inc.	900	38,241

		108,688

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc.*	800	29,600
Fastenal Co.	1,975	92,450
MSC Industrial Direct Co.	1,600	82,976

		205,026

Total Industrials		2,681,560

Information Technology (25.6%)
Communications Equipment (1.9%)
Arris Group, Inc.*	2,800	33,180
Avocent Corp.*	700	18,858
Ciena Corp.*	13,900	56,851
Comverse Technology, Inc.*	4,350	98,528
F5 Networks, Inc.*	100	5,856
Harris Corp.	200	9,314
Ixia*	3,000	33,900
Redback Networks, Inc.*	800	17,920
ViaSat, Inc.*	1,700	51,221

		325,628

Computers & Peripherals (1.2%)
Electronics for Imaging, Inc.*	4,000	109,840
Network Appliance, Inc.*	2,275	84,334

		194,174

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	1,550	89,590
Coherent, Inc.*	900	33,309
Electro Scientific Industries, Inc.*	800	16,024
Flir Systems, Inc.*	2,200	53,790
Mettler-Toledo International, Inc.*	300	19,440
National Instruments Corp.	1,200	38,004
Optimal Group, Inc., Class A*	500	7,695
Tektronix, Inc.	1,700	60,044
Trimble Navigation Ltd.*	1,200	56,856

		374,752

Internet Software & Services (1.5%) aQuantive, Inc.*	4,100	102,746
Ariba, Inc.*	3,500	32,340
Entrust, Inc.*	7,400	24,642
Marchex, Inc., Class B*	2,200	47,872
ValueClick, Inc.*	1,900	32,015
VeriSign, Inc.*	300	7,056

		246,671

IT Services (5.5%)
Alliance Data Systems Corp.*	4,915	270,325
BearingPoint, Inc.*	4,100	38,048
Cognizant Technology Solutions Corp., Class A*	2,050	130,400
Euronet Worldwide, Inc.*	600	21,444
Global Payments, Inc.	800	37,944
Heartland Payment Systems, Inc.*	600	15,744
Hewitt Associates, Inc., Class A*	100	2,899
Iron Mountain, Inc.*	2,600	101,660
MAXIMUS, Inc.	500	17,420
Paychex, Inc.	3,050	123,190
RightNow Technologies, Inc.*	2,000	37,020
Sapient Corp.*	6,300	49,329
VeriFone Holdings, Inc.*	2,400	74,304

		919,727

Semiconductors & Semiconductor Equipment (8.2%)
Actel Corp.*	2,100	33,747
Altera Corp.*	300	6,552
Atheros Communications, Inc.*	1,900	48,241
Exar Corp.*	3,200	46,368
Formfactor, Inc.*	1,800	75,042
Integrated Device Technology, Inc.*	5,575	84,851
Intersil Corp., Class A	4,500	133,245
Lam Research Corp.*	700	34,216
Marvell Technology Group Ltd.*	950	54,236
MEMC Electronic Materials, Inc.*	1,200	48,720
Microchip Technology, Inc.	200	7,452
Microsemi Corp.*	4,600	125,672
Microtune, Inc.*	4,000	26,560
NVIDIA Corp.*	3,150	92,043
PMC-Sierra, Inc.*	8,500	105,655
Power Integrations, Inc.*	1,900	40,223
Semtech Corp.*	5,300	99,375

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	2,500	$116,525
Sirf Technology Holdings, Inc.*	2,800	95,620
Trident Microsystems, Inc.*	800	21,280
Varian Semiconductor Equipment Associates, Inc.*	2,650	86,787

		1,382,410

Software (5.1%)
Activision, Inc.*	11,979	169,982
Adobe Systems, Inc.*	2,021	79,223
Amdocs Ltd.*	2,475	92,070
Blackbaud, Inc.	300	6,303
Business Objects S.A. (ADR)*	2,200	71,126
Cognos, Inc.*	1,700	63,359
Filenet Corp.*	1,400	38,948
Hyperion Solutions Corp.*	250	7,655
Micros Systems, Inc.*	700	29,260
NAVTEQ Corp.*	2,125	88,230
Quest Software, Inc.*	8,500	146,285
Salesforce.com, Inc.*	100	3,505
THQ, Inc.*	1,250	32,038
Witness Systems, Inc.*	1,500	35,025

		863,009

Total Information Technology		4,306,371

Materials (2.3%)
Chemicals (0.7%)
Ashland, Inc.	100	6,582
Cabot Corp.	600	21,600
FMC Corp.	600	38,136
Minerals Technologies, Inc.	500	28,610
Westlake Chemical Corp.	700	21,245

		116,173

Construction Materials (1.2%)
Headwaters, Inc.*	1,200	40,416
Martin Marietta Materials, Inc.	1,525	161,894

		202,310

Metals & Mining (0.4%)
Allegheny Technologies, Inc.	860	59,632

Total Materials		378,115

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.3%)
NeuStar, Inc. Class A*	3,200	112,320
Time Warner Telecom, Inc., Class A*	6,675	111,940

		224,260

Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	3,675	125,465
NII Holdings, Inc.*	3,925	235,107

		360,572

Total Telecommunication Services		584,832

Total Common Stocks (97.0%)
(Cost $12,698,340)		16,329,580

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.5%)
JPMorgan Chase Nassau
4.29%, 5/1/06
(Amortized Cost $585,560)	$585,560	585,560

Total Investments (100.5%)
(Cost/Amortized Cost $13,283,900)		16,915,140
Other Assets Less Liabilities (-0.5%)		(84,178)

Net Assets (100%)		$16,830,962

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,015,858
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,250,292

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,824,592
Aggregate gross unrealized depreciation	(258,707)

Net unrealized appreciation	$3,565,885

Federal income tax cost of investments	$13,349,255

For the six months ended April 30, 2006, the Fund incurred approximately $20 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $491,278 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (1.2%)
Aftermarket Technology Corp.*	10	$255
American Axle & Manufacturing Holdings, Inc.	2,200	38,742
Autoliv, Inc.	640	35,392
BorgWarner, Inc.	1,100	66,803
Compagnie Generale des Etablissements Michelin, Class B (Registered)	818	58,938
Featherlite, Inc.*	100	474
TRW Automotive Holdings Corp.*	1860	41,255

		241,859

Distributors (0.0%)
Keystone Automotive Industries, Inc.*	100	4,130
Source Interlink Cos., Inc.*	7	76

		4,206

Diversified Consumer Services (1.2%)
Alderwoods Group, Inc.*	700	13,342
Carriage Services, Inc.*	100	469
CPI Corp.	60	1,271
H&R Block, Inc.	4,350	99,311
Jackson Hewitt Tax Service, Inc.	600	17,928
Nobel Learning Communities, Inc.*	300	3,060
Regis Corp.	2,800	98,196
Service Corp. International	100	805
Stewart Enterprises, Inc., Class A	100	580
Vertrue, Inc.*	200	8,234

		243,196

Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	500	14,440
Brinker International, Inc.	490	19,188
CBRL Group, Inc.	2,694	109,673
Frisch’s Restaurants, Inc.	200	4,706
ILX Resorts, Inc.	200	1,912
Interstate Hotels & Resorts, Inc.*	500	2,825
Isle of Capri Casinos, Inc.*	350	10,920
J Alexander’s Corp.*	200	1,690
Lodgian, Inc.*	800	10,672
Nathan’s Famous, Inc.*	200	2,600
Ruby Tuesday, Inc.	2,600	77,402
Sands Regent*	200	2,640
Trump Entertainment Resorts, Inc.*	380	7,262

		265,930

Household Durables (2.2%)
American Biltrite, Inc.*	10	108
Avatar Holdings, Inc.*	50	3,053
Basset Furniture Industries, Inc.	400	7,376
Beazer Homes USA, Inc.	900	51,867
Black & Decker Corp.	600	56,166
Cobra Electronics Corp.	300	3,471
Ethan Allen Interiors, Inc.	90	4,040
La-Z-Boy, Inc.	1,300	19,916
Leggett & Platt, Inc.	3,900	103,467
Mestek, Inc.*	200	2,884
Newell Rubbermaid, Inc.	2,600	71,292
QEP Co., Inc.*	200	2,360
Stanley Works	1,950	101,887
Tarragon Corp.	300	5,376

		433,263

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	600	4,332
Blair Corp.	200	7,716
GSI Commerce, Inc.*	800	13,992
Stamps.com, Inc.*	400	11,280
Systemax, Inc.*	200	1,464

		38,784

Leisure Equipment & Products (0.1%)
Aldila, Inc.	200	6,578
Cybex International, Inc.*	100	607
JAKKS Pacific, Inc.*	82	1,859

		9,044

Media (2.7%)
Cinram International, Inc.	6,100	158,410
Discovery Holding Co., Class A*	1,210	18,029
Dow Jones & Co., Inc.	2,200	81,334
Entercom Communications Corp.	3,050	80,733
Harris Interactive, Inc.*	360	1,739
Media General, Inc., Class A	100	4,108
Playboy Enterprises, Inc., Class B*	700	9,233
R.H. Donnelley Corp.	2,417	135,666
Regent Communications, Inc.*	500	2,130
Westwood One, Inc.	3,690	35,609

		526,991

Multiline Retail (1.1%)
Dillards, Inc., Class A	800	20,864
Family Dollar Stores, Inc.	2,250	56,250
Federated Department Stores, Inc.	1,833	142,699
Gottschalks, Inc.*	300	2,742
Retail Ventures, Inc.*	90	1,449

		224,004

Specialty Retail (3.4%)
AnnTaylor Stores Corp.*	1,490	55,622
Asbury Automotive Group, Inc.*	400	7,708
Books-A-Million, Inc.	100	1,345
Borders Group, Inc.	100	2,360
Cato Corp., Class A	230	5,205
Charming Shoppes, Inc.*	2,920	40,150
Circuit City Stores, Inc.	1,200	34,500
Foot Locker, Inc.	4,600	106,628
Gap, Inc.	7,400	133,866
Group 1 Automotive, Inc.	10	546
Gymboree Corp.*	287	8,633
Hastings Entertainment, Inc.*	300	1,839
Hibbett Sporting Goods, Inc.*	127	3,849
Lithia Motors, Inc., Class A	500	16,945
O’Reilly Automotive, Inc.*	133	4,506
Office Depot, Inc.*	1,500	60,870
OfficeMax, Inc.	3,475	134,482
Pomeroy IT Solutions, Inc.*	300	2,646
Tiffany & Co	1,050	36,635
United Retail Group, Inc.*	100	1,961

		660,296

Textiles, Apparel & Luxury Goods (1.5%)
Brown Shoe Co., Inc.	105	3,993
Culp, Inc.*	80	371
Cutter & Buck, Inc.	100	1,200
G-III Apparel Group Ltd.*	150	1,476
Jones Apparel Group, Inc.	3,960	136,026
Lazare Kaplan International, Inc.*	20	162
Phillips-Van Heusen Corp.	1,000	40,200
Polo Ralph Lauren Corp.	1,000	60,720
V.F. Corp.	750	45,893

		290,041

Total Consumer Discretionary		2,937,614

Consumer Staples (2.7%)
Beverages (0.7%)
Molson Coors Brewing Co., Class B	1,430	105,620
PepsiAmericas, Inc.	1,400	33,068

		138,688

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Andersons, Inc.	240	$25,080
Longs Drug Stores Corp.	500	23,705
Village Super Market, Inc., Class A	100	5,900
Weis Markets, Inc.	500	20,755

		75,440

Food Products (1.4%)
Bunge Ltd.	1,600	85,360
Flowers Foods, Inc.	2,025	56,882
Ralcorp Holdings, Inc.*	800	29,824
Smithfield Foods, Inc.*	2,500	67,250
Tasty Baking Co.	100	864
Tyson Foods, Inc., Class A	2,400	35,040

		275,220

Household Products (0.2%)
Central Garden & Pet Co.*	500	24,630
Oil-Dri Corp. of America	200	4,430

		29,060

Personal Products (0.0%)
CCA Industries, Inc.	100	1,065
Parlux Fragrances, Inc.*	19	518
Schiff Nutrition International, Inc.*	300	1,794

		3,377

Total Consumer Staples		521,785

Energy (5.3%)
Energy Equipment & Services (2.7%)
Cooper Cameron Corp.*	1,450	72,848
Dawson Geophysical Co.*	200	5,800
Grant Prideco, Inc.*	200	10,240
Lone Star Technologies, Inc.*	660	34,987
Lufkin Industries, Inc.	600	38,436
NATCO Group, Inc.*	300	8,871
NS Group, Inc.*	500	25,010
Oil States International, Inc.*	500	20,185
Pride International, Inc.*	2,450	85,480
Rowan Cos., Inc.*	290	12,856
SBM Offshore N.V.	222	23,783
SEACOR Holdings, Inc.*	200	17,690
Tetra Technologies, Inc.*	500	24,600
Tidewater, Inc.	1,300	75,712
Veritas DGC, Inc.*	300	14,376
Weatherford International Ltd.*	1,200	63,516

		534,390

Oil, Gas & Consumable Fuels (2.6%)
Adams Resources & Energy, Inc.	200	7,450
Arch Coal, Inc.	600	56,994
Bois d’Arc Energy, Inc.*	300	5,088
Callon Petroleum Co.*	400	8,256
Cimarex Energy Co.	1,338	57,467
Foundation Coal Holdings, Inc.	400	20,280
Frontier Oil Corp.	600	36,318
Murphy Oil Corp.	2,110	105,880
Newfield Exploration Co.*	1,200	53,520
Noble Energy, Inc.	1,600	71,968
Range Resources Corp.	370	9,816
St. Mary Land & Exploration Co.	100	4,216
Swift Energy Co.*	400	16,944
Tesoro Corp.	300	20,976
Teton Energy Corp.*	500	3,140
Western Gas Resources, Inc.	390	20,280

		498,593

Total Energy		1,032,983

Financials (19.3%)
Capital Markets (1.8%)
A.G. Edwards, Inc.	1,590	84,016
Affiliated Managers Group, Inc.*	1,400	141,820
American Physicians Service Group	200	2,902
Apollo Investment Corp.	4,800	89,760
Knight Capital Group, Inc.*	700	11,732
MCG Capital Corp.	216	3,188
Raymond James Financial, Inc.	300	9,105
SWS Group, Inc.	330	9,039

		351,562

Commercial Banks (3.1%)
Amcore Financial, Inc.	400	11,856
Bank of Hawaii Corp.	160	8,690
Britton & Koontz Capital Corp.	200	4,100
Brunswick Bancorp*	20	249
Central Pacific Financial Corp.	700	26,530
City National Corp./California	300	21,888
Codorus Valley Bancorp, Inc.	101	1,954
Commerce Bancorp, Inc./New Jersey	1,690	68,175
Community Bank Shares of Indiana, Inc.	10	225
Community Capital Corp.	100	2,375
Community West Bancshares	200	2,998
Cowlitz Bancorp*	200	2,798
Desert Community Bank/California	40	782
Farmers Capital Bank Corp.	200	6,214
Financial Institutions, Inc.	234	4,514
First Citizens BancShares, Inc./North Carolina, Class A	100	19,127
First Indiana Corp.	500	12,780
FNB Corp./Virginia	13	428
FNB United Corp.	200	3,966
Habersham Bancorp	110	2,657
HF Financial Corp.	242	4,066
Horizon Bancorp, Inc./Indiana	100	2,780
Huntington Bancshares, Inc./Ohio	3,000	72,450
Integra Bank Corp.	30	667
Intervest Bancshares Corp.*	200	7,998
Leesport Financial Corp.	200	4,920
Marshall & Ilsley Corp.	2,500	114,300
MidWestOne Financial Group, Inc.	200	3,814
National Mercantile Bancorp*	250	3,997
Peoples Banctrust Co., Inc.	110	2,057
Renasant Corp.	220	8,147
Republic First Bancorp, Inc.*	336	5,016
SVB Financial Group*	390	19,800
TD Banknorth, Inc.	850	25,236
UnionBanCal Corp.	800	56,072
UnionBancorp, Inc.	200	4,196
United Bancorp, Inc./Ohio	38	414
United Bancshares, Inc./Ohio	100	1,676
United Security Bancshares/Alabama	50	1,284
Zions Bancorporation	800	66,424

		607,620

Consumer Finance (0.3%)
Advanta Corp., Class A	700	24,458
CompuCredit Corp.*	309	12,345
Consumer Portfolio Services, Inc.*	600	4,657
EZCORP, Inc., Class A*	300	9,510

		50,970

Diversified Financial Services (0.6%)
California First National Bancorp	100	1,466
CIT Group, Inc.	2,000	108,020
Nasdaq Stock Market, Inc.*	100	3,742

		113,228

Insurance (7.8%)
Ambac Financial Group, Inc.	1,600	131,776
American Financial Group, Inc.	100	4,428
American National Insurance Co.	300	35,775
AmerUs Group Co.	1,200	70,380

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Capital Group Ltd.*	610	$37,057
Arthur J. Gallagher & Co.	4138	113,547
Assurant, Inc.	2,570	123,797
Capital Title Group, Inc.	168	1,297
Everest Reinsurance Group Ltd.	800	72,800
FBL Financial Group, Inc., Class A	400	13,460
First American Corp.	1,442	61,429
Great American Financial Resources, Inc.	510	10,894
Harleysville Group, Inc.	400	12,000
HCC Insurance Holdings, Inc.	150	5,024
Horace Mann Educators Corp.	900	15,669
Independence Holding Co.	140	2,955
Kansas City Life Insurance Co.	200	9,970
Max Reinsurance Capital Ltd.	981	24,034
Mercer Insurance Group, Inc.*	200	3,830
Merchants Group, Inc.	200	5,820
Midland Co.	300	10,698
National Western Life Insurance Co., Class A*	140	32,480
Old Republic International Corp.	7,859	174,863
Platinum Underwriters Holdings Ltd.	2,200	60,654
Presidential Life Corp.	600	14,790
Reinsurance Group of America, Inc.	2,800	134,680
Scottish Reinsurance Group Ltd.	1,200	27,876
Selective Insurance Group, Inc.	700	38,962
Stancorp Financial Group, Inc.	1,200	59,208
Stewart Information Services Corp.	10	432
Unico American Corp.*	200	1,976
United America Indemnity Ltd.*	610	14,481
UnumProvident Corp.	2,600	52,806
Wesco Financial Corp.	100	39,150
Willis Group Holdings Ltd.	3,300	115,995

		1,534,993

Real Estate Investment Trusts (REITs) (3.2%)
Ashford Hospitality Trust, Inc. (REIT)	1,340	15,598
Boykin Lodging Co., Inc. (REIT)*	520	5,158
CentraCore Properties Trust (REIT)	400	9,600
Colonial Properties Trust (REIT)	200	9,848
Commercial Net Lease Realty (REIT)	410	8,630
Crescent Real Estate EQT Co. (REIT)	1,600	32,000
Eagle Hospitality Properties Trust, Inc. (REIT)	100	899
Entertainment Properties Trust (REIT)	300	12,261
Gladstone Commercial Corp. (REIT)	50	992
Highland Hospitality Corp. (REIT)	1,600	20,640
Home Properties, Inc. (REIT)	310	15,506
Hospitality Properties Trust (REIT)	400	17,240
HRPT Properties Trust (REIT)	5,820	63,904
Investors Real Estate Trust (REIT)	728	6,894
KKR Financial Corp. (REIT)	3,200	69,120
LTC Properties, Inc. (REIT)	600	13,164
Mission West Properties, Inc. (REIT)	600	7,140
Monmouth (REIT), Class A	20	164
National Health Investors, Inc. (REIT)	1,300	31,278
National Health Realty, Inc. (REIT)	200	3,660
New Plan Excel Realty Trust (REIT)	140	3,451
Omega Healthcare Investors, Inc. (REIT)	1,300	16,627
PS Business Parks, Inc. (REIT)	300	15,585
Reckson Associates Realty Corp. (REIT)	1,700	69,156
Strategic Hotels & Resorts, Inc. (REIT)	910	20,639
Sunstone Hotel Investors, Inc. (REIT)	900	25,866
Taubman Centers, Inc. (REIT)	1,300	53,482
Trizec Properties, Inc. (REIT)	2,800	70,056
Urstadt Biddle Properties, Inc. (REIT)	400	6,788
Windrose Medical Properties Trust (REIT)	150	2,262
Winthrop Realty Trust (REIT)*	730	3,884

		631,492

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	100	8,789
United Capital Corp.*	400	9,176
Wellsford Real Properties, Inc.	200	1,564

		19,529

Thrifts & Mortgage Finance (2.4%)
Accredited HomeLenders HoldingCo.*	490	28,317
Berkshire Hills Bancorp, Inc.	186	6,387
Beverly Hills Bancorp, Inc.	30	312
Capital Crossing Bank*	100	2,940
CFS Bancorp, Inc.	10	144
Corus Bankshares, Inc.	493	33,002
Delta Financial Corp.	400	3,664
Farmer Mac, Class C	200	5,754
First Defiance Financial Corp.	300	8,286
First Place Financial Corp./Ohio	39	897
FirstFed Financial Corp.*	410	25,785
Franklin Bank Corp./Texas*	315	6,114
IndyMac Bancorp, Inc.	200	9,664
ITLA Capital Corp.	102	5,222
New Hampshire Thrift Bancshares, Inc.	200	3,098
Northeast Bancorp	200	4,220
Park Bancorp, Inc.	200	6,839
People’s Bank/Connecticut	2,015	65,991
PFF Bancorp, Inc.	500	17,135
Provident Financial Holdings, Inc.	167	4,801
Radian Group, Inc.	2,400	150,528
TF Financial Corp.	200	5,910
United Community Financial Corp./Ohio	117	1,412
Washington Savings Bank FSB/Maryland*	40	347
Webster Financial Corp.	1,400	65,730

		462,499

Total Financials		3,771,893

Health Care (9.7%)
Biotechnology (0.4%)
Digene Corp.*	136	5,618
Theravance, Inc.*	2,900	81,374

		86,992

Health Care Equipment & Supplies (3.3%)
Advanced Medical Optics, Inc.*	200	9,320
Allied Healthcare Products*	200	1,212
ArthroCare Corp.*	600	27,198
Bausch & Lomb, Inc.	2,650	129,717
Beckman Coulter, Inc.	1,450	74,472
Cooper Cos., Inc.	1,500	82,230
Datascope Corp.	290	11,206
DJ Orthopedics, Inc.*	500	19,880
Edwards Lifesciences Corp.*	1,900	84,436
Hillenbrand Industries, Inc.	1,950	100,152
Hospira, Inc.*	2,010	77,486
Span-America Medical Systems, Inc.	200	2,224
Thoratec Corp.*	200	3,602
Viasys Healthcare, Inc.*	800	23,264

		646,399

Health Care Providers & Services (1.0%)
Allied Healthcare International, Inc.*	90	419
Almost Family, Inc.*	200	3,900

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
American Shared Hospital Services	120	$791
Coventry Health Care, Inc.*	350	17,385
Five Star Quality Care, Inc.*	100	1,030
Hanger Orthopedic Group, Inc.*	410	2,751
HEALTHSOUTH Corp.*	12,600	57,708
Manor Care, Inc.	480	21,048
Matria Healthcare, Inc.*	221	6,783
Pediatrix Medical Group, Inc.*	320	16,198
Triad Hospitals, Inc.*	1,800	74,160

		202,173

Health Care Technology (0.5%)
IMS Health, Inc.	3,100	84,258
NWH, Inc.	200	2,736
Trizetto Group, Inc.*	30	472

		87,466

Life Sciences Tools & Services (2.2%)
Charles River Laboratories International, Inc.*	1,410	66,623
Harvard Bioscience, Inc.*	110	488
Illumina, Inc.*	305	9,647
Kendle International, Inc.*	400	15,020
Parexel International Corp.*	200	5,902
PerkinElmer, Inc.	1,740	37,306
Thermo Electron Corp.*	3,800	146,452
Varian, Inc.*	3,350	144,954

		426,392

Pharmaceuticals (2.3%)
Alpharma, Inc., Class A	1,100	28,875
Barr Pharmaceuticals, Inc.*	1,300	78,715
Endo Pharmaceuticals Holdings, Inc.*	5,100	160,395
Impax Laboratories, Inc.*	5,900	54,575
Matrixx Initiatives, Inc.*	100	1,628
Par Pharmaceutical Cos., Inc.*	1,300	33,475
Valeant Pharmaceuticals International	4,950	88,605
Viropharma, Inc.*	610	6,856

		453,124

Total Health Care		1,902,546

Industrials (15.7%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc.*	2,600	207,974
BE Aerospace, Inc.*	480	12,494
Esterline Technologies Corp.*	700	31,024
Goodrich Corp.	3,300	146,850
Ladish Co., Inc.*	10	357
Sequa Corp., Class A*	300	25,500
Sypris Solutions, Inc.	226	2,147
Triumph Group, Inc.*	130	6,118

		432,464

Airlines (0.5%)
Alaska Air Group, Inc.*	900	34,164
Continental Airlines, Inc., Class B*	1,500	39,060
Republic Airways Holdings, Inc.*	233	3,961
Skywest, Inc.	200	4,714

		81,899

Building Products (1.0%)
American Standard Cos., Inc.	1,500	65,295
Ameron International Corp.	300	19,707
Griffon Corp.*	640	17,069
International Aluminum Corp.	200	8,500
Lennox International, Inc.	1,400	45,682
Universal Forest Products, Inc.	600	44,862

		201,115

Commercial Services & Supplies (2.0%)
Adesa, Inc.	600	15,306
Allied Waste Industries, Inc.*	760	10,762
Amrep Corp.*	200	9,350
Banta Corp.	120	6,070
CBIZ, Inc.*	2,100	17,514
CDI Corp.	120	3,402
Cenveo, Inc.*	870	14,738
Corrections Corp. of America*	500	22,440
Dollar Financial Corp.*	300	5,826
Dun & Bradstreet Corp.*	100	7,702
Ecology And Environment, Inc.	200	2,020
IKON Office Solutions, Inc.	500	6,600
Kelly Services, Inc., Class A	600	16,602
Layne Christensen Co.*	400	11,800
Mac-Gray Corp.*	400	4,760
Manpower, Inc.	20	1,303
Nashua Corp.*	200	1,484
NCO Group, Inc.*	912	19,562
R.R. Donnelley & Sons Co.	2,400	80,856
RCM Technologies, Inc.*	300	2,010
SOURCECORP, Inc.*	100	2,473
Steelcase, Inc., Class A	1,700	31,824
TeleTech Holdings, Inc.*	800	10,272
United Stationers, Inc.*	1,400	75,110
Waste Industries USA, Inc.	400	8,116
West Corp.*	87	4,030

		391,932

Construction & Engineering (0.6%)
Granite Construction, Inc.	600	27,816
Michael Baker Corp.*	300	8,394
Perini Corp.*	300	9,009
URS Corp.*	1,600	68,912

		114,131

Electrical Equipment (1.4%)
Acuity Brands, Inc.	1,900	78,432
Channell Commercial Corp.*	300	1,092
Espey Manufacturing & Electronics Corp.	400	7,220
Genlyte Group, Inc.*	1,000	68,910
GrafTech International Ltd.*	7,582	51,254
Preformed Line Products Co.	200	7,384
Regal-Beloit Corp.	500	23,330
SL Industries, Inc.*	200	3,460
Superior Essex, Inc.*	448	12,526
Thomas & Betts Corp.*	130	7,403

		261,011

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	750	63,375
McDermott International, Inc.*	400	24,320
Standex International Corp.	500	14,345
Walter Industries, Inc.	2,100	139,293

		241,333

Machinery (5.4%)
Albany International Corp.	620	24,242
Ampco-Pittsburgh Corp.	10	294
Astec Industries, Inc.*	500	19,675
Baldwin Technology Co.*	300	1,854
Cummins, Inc.	600	62,700
Dover Corp.	3,165	157,459
Hardinge, Inc.	300	4,830
Harsco Corp.	100	8,335
JLG Industries, Inc.	400	11,472
Joy Global, Inc.	310	20,364
Kennametal, Inc.	2,400	148,440
Lydall, Inc.*	100	931
NACCO Industries, Inc., Class A	100	16,110
Oshkosh Truck Corp.	400	24,480
Parker Hannifin Corp.	1,200	97,260

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair, Inc.	3,150	$120,582
Robbins & Myers, Inc.	300	7,290
SPX Corp.	1,970	107,857
Terex Corp.*	800	69,240
Timken Co.	1,560	54,444
Trinity Industries, Inc.	1,300	82,550
Twin Disc, Inc.	400	13,348

		1,053,757

Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	5,790

Road & Rail (0.7%)
Arkansas Best Corp.	700	30,044
Con-way, Inc.	140	7,801
Swift Transportation Co., Inc.*	800	23,960
Werner Enterprises, Inc.	516	9,897
YRC Worldwide, Inc.*	1,700	71,400

		143,102

Trading Companies & Distributors (0.7%)
BlueLinx Holdings, Inc.	300	4,545
Electro Rent Corp.*	40	645
Huttig Building Products, Inc.*	100	838
Industrial Distribution Group, Inc.*	300	2,565
Interline Brands, Inc.*	180	4,824
W.W. Grainger, Inc.	1,610	123,841
Willis Lease Finance Corp.*	230	2,311

		139,569

Total Industrials		3,066,103

Information Technology (19.9%)
Communications Equipment (1.2%)
Andrew Corp.*	7,660	81,043
Applied Innovation, Inc.*	400	1,730
Arris Group, Inc.*	4,462	52,874
Black Box Corp.	477	22,381
CommScope, Inc.*	1,400	46,270
Communications Systems, Inc.	10	111
EMS Technologies, Inc.*	335	6,432
Glenayre Technologies, Inc.*	100	553
Powerwave Technologies, Inc.*	2,900	32,335

		243,729

Computers & Peripherals (2.0%)
Dataram Corp.	10	57
Diebold, Inc.	2,640	112,332
Hypercom Corp.*	1,300	11,804
Imation Corp.	500	21,000
LaserCard Corp.*	200	3,400
M-Systems Flash Disk Pioneers Ltd.*	80	2,758
NCR Corp.*	1,800	70,920
Printronix, Inc.	300	5,040
QLogic Corp.*	1,700	35,377
Seagate Technology*	1,100	29,216
Sun Microsystems, Inc.*	18,600	93,000

		384,904

Electronic Equipment & Instruments (5.1%)
Anixter International, Inc.	1,600	81,344
Arrow Electronics, Inc.*	6,200	224,440
Avnet, Inc.*	2,400	62,760
Bonso Electronic International, Inc.	200	936
CalAmp Corp.*	100	1,347
Celestica, Inc.*	2,223	25,031
CTS Corp.	490	6,914
Flextronics International Ltd.*	6,100	69,296
Gerber Scientific, Inc.*	350	3,629
LeCroy Corp.*	32	459
O.I. Corp.	200	2,822
Perceptron, Inc.*	300	2,381
Spectrum Control, Inc.*	100	898
Technitrol, Inc.	400	10,016
Tektronix, Inc.	5,835	206,092
Vishay Intertechnology, Inc.*	19,140	298,010

		996,375

Internet Software & Services (0.1%)
Digital Insight Corp.*	50	1,725
EarthLink, Inc.*	100	909
Imergent, Inc.*	100	1,198
Interwoven, Inc.*	100	1,015
SonicWALL, Inc.*	1,362	11,563
Vignette Corp.*	200	3,170

		19,580

IT Services (0.9%)
BearingPoint, Inc.*	5,900	54,752
CheckFree Corp.*	20	1,077
Computer Task Group, Inc.*	385	1,694
Convergys Corp.*	700	13,629
Edgewater Technology, Inc.*	300	2,325
Inforte Corp.*	30	142
Lightbridge, Inc.*	100	1,272
MPS Group, Inc.*	2,100	33,516
Sabre Holdings Corp., Class A	599	13,831
SYKES Enterprises, Inc.*	629	10,184
Tier Technologies, Inc., Class B*	100	739
Unisys Corp.*	6,000	37,440

		170,601

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Power Technology, Inc.*	10	139
Analog Devices, Inc.	3,950	149,784
Cypress Semiconductor Corp.*.	5,150	88,374
DSP Group, Inc.*	400	10,816
Exar Corp.*	670	9,708
Fairchild Semiconductor International, Inc.*	5,880	121,540
Freescale Semiconductor, Inc., Class B*	4,000	126,680
Integrated Device Technology, Inc.*	200	3,044
International Rectifier Corp.*	1,750	79,100
Intersil Corp., Class A	485	14,361
Lam Research Corp.*	2,350	114,868
LSI Logic Corp.*	13,340	142,071
MEMC Electronic Materials, Inc.*	3,370	136,822
Micron Technology, Inc.*	8,450	143,397
Microsemi Corp.*	1,123	30,680
National Semiconductor Corp.	4,400	131,912
Novellus Systems, Inc.*	5,900	145,730
ON Semiconductor Corp.*	3,100	22,227
Semitool, Inc.*	190	1,765
Teradyne, Inc.*	10,750	181,245
Trident Microsystems, Inc.*	1,047	27,850
Varian Semiconductor Equipment Associates, Inc.*	2,950	96,613
White Electronic Designs Corp.*	100	573

		1,779,299

Software (1.5%)
Activision, Inc.*	1,822	25,854
BMC Software, Inc.*	3,100	66,774
Cadence Design Systems, Inc.*	2,225	42,120
ePlus, Inc.*	300	4,209
Reynolds & Reynolds Co., Class A	2,900	86,246
SPSS, Inc.*	400	13,944

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Sybase, Inc.*	2,500	$54,425

		293,572

Total Information Technology		3,888,060

Materials (6.4%)
Chemicals (3.3%)
Albemarle Corp.	1,100	52,602
American Pacific Corp.*	100	786
Arch Chemicals, Inc.	600	17,676
Chemtura Corp.	2,800	34,160
Cytec Industries, Inc.	3,660	221,320
Engelhard Corp.	1,700	65,297
FMC Corp.	600	38,136
Huntsman Corp.*	2,500	49,125
Innospec, Inc.	340	8,548
International Flavors & Fragrances, Inc.	2,950	104,223
Material Sciences Corp.*	100	1,031
PolyOne Corp.*	2,470	21,934
RPM International, Inc.	210	3,864
Schulman (A.), Inc.	1,000	23,940
Westlake Chemical Corp.	100	3,035

		645,677

Construction Materials (0.5%)
Eagle Materials, Inc.	1,200	79,500
Martin Marietta Materials, Inc.	100	10,616
U.S. Concrete, Inc.*	280	3,842

		93,958

Containers & Packaging (1.1%)
Mod-Pac Corp.*	10	108
Pactiv Corp.*	5,200	126,568
Smurfit-Stone Container Corp.*	2,500	32,375
Sonoco Products Co.	40	1,253
Temple-Inland, Inc.	1,400	65,016

		225,320

Metals & Mining (1.5%)
A.M. Castle & Co.	10	361
Allegheny Technologies, Inc.	1,700	117,878
Gibraltar Industries, Inc.	400	11,116
Grupo Imsa S.A. de C.V.	6,900	23,245
Inco Ltd.	1,500	84,705
Olympic Steel, Inc.	300	9,453
Ryerson, Inc.	400	11,752
Titanium Metals Corp.*	500	35,825

		294,335

Paper & Forest Products (0.0%)
Glatfelter	250	4,680

Total Materials		1,263,970

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
Citizens Communications Co.	1,500	19,920
CT Communications, Inc.	559	7,938
D&E Communications, Inc.	336	4,183
General Communication, Inc., Class A*	1,492	17,904
Golden Telecom, Inc.	300	9,162

		59,107

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	800	14,168
Telephone & Data Systems, Inc.	900	35,280

		49,448

Total Telecommunication Services		108,555

Utilities (3.8%)
Electric Utilities (1.7%)
Cleco Corp.	220	4,950
Duquesne Light Holdings, Inc.	2,400	40,728
Green Mountain Power Corp.	110	3,128
Northeast Utilities	2,100	42,315
Pepco Holdings, Inc.	3,500	80,780
Pinnacle West Capital Corp.	140	5,614
PPL Corp.	3,800	110,352
UIL Holdings Corp.	340	18,887
Unitil Corp.	100	2,500
Westar Energy, Inc.	570	11,936

		321,190

Gas Utilities (0.5%)
Laclede Group, Inc.	200	6,820
Nicor, Inc.	1,000	39,610
UGI Corp.	2,000	44,800

		91,230

Independent Power Producers & Energy Traders (0.0%)
Black Hills Corp.	100	3,640

Multi-Utilities (1.5%)
Alliant Energy Corp.	2,500	79,900
CH Energy Group, Inc.	500	23,640
MDU Resources Group, Inc.	1,900	69,825
OGE Energy Corp.	1,100	33,176
Vectren Corp.	320	8,550
Wisconsin Energy Corp.	2,100	82,005

		297,096

Water Utilities (0.1%)
Artesian Resources Corp., Class A	100	3,148
SJW Corp.	600	15,288
Southwest Water Co.	425	6,490

		24,926

Total Utilities		738,082

Total Common Stocks (98.3%) (Cost $15,495,775)		19,231,591

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (1.7%)
JPMorgan Chase Nassau
4.29%, 5/1/06 (Amortized Cost $ 342,223)	$342,223	342,223

Total Investments (100.0%) (Cost/Amortized Cost $ 15,837,998)		19,573,814
Other Assets Less Liabilities (0.0%)		(9,459)

Net Assets (100%)		$19,564,355

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,525,417

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,055,083

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,978,003
Aggregate gross unrealized depreciation	(319,926)

Net unrealized appreciation	$3,658,077

Federal income tax cost of investments	$15,915,737

For the six months ended April 30, 2006 the Fund incurred approximately $4 as brokerage commissions with Advest, Inc., and $3 with Bern-stein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.0%)
BHP Billiton Ltd.	8,232	$183,009
CSL Ltd.	4,651	203,620
Macquarie Airports	35,200	87,602

		474,231

Austria (1.2%)
Erste Bank der oesterreichischen Sparkassen AG	4,719	285,920
Erste Bank der oesterreichischen Sparkassen AG (Rights Issue)*§	720	43,126
OMV AG	3,000	208,258

		537,304

Belgium (0.9%)
Dexia	5,403	142,311
Fortis	4,683	175,435
KBC Groep N.V.	700	81,077

		398,823

Brazil (1.6%)
Cia Vale do Rio Doce (ADR)	4,300	221,536
Gafisa S.A.*§	7,155	73,594
Petroleo Brasileiro S.A. (ADR)	2,149	212,386
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	2,919	231,623

		739,139

Canada (4.0%)
Canadian National Railway Co.	8,768	393,771
Canadian Natural Resources Ltd.	3,600	215,894
EnCana Corp.	2,200	109,710
ING Canada, Inc.	1,700	91,315
Shoppers Drug Mart Corp.	9,204	363,872
Talisman Energy, Inc.	8,849	498,618
Teck Cominco Ltd., Class B	2,800	192,605

		1,865,785

Finland (0.5%)
Nokia Oyj	9,980	226,912

France (10.5%)
Assurances Generales de France	2,300	290,299
BNP Paribas	2,253	212,566
BNP Paribas (Rights Issue)*	225	20,505
Cie De Saint-Gobain	3,255	243,755
Credit Agricole S.A.	5,972	240,273
Imerys S.A.	1,556	133,477
JC Decaux S.A.*	5,689	169,838
Lafarge S.A.	1,561	191,716
LVMH Moet Hennessy Louis Vuitton S.A.	3,399	357,295
Renault S.A.	3,300	382,430
Sanofi-Aventis	5,335	502,338
Societe Generale	1,800	274,578
Total S.A.	3,372	931,061
Vallourec§	392	508,596
Veolia Environnement	6,826	407,219

		4,865,946

Germany (7.4%)
BASF AG*	1,291	110,517
Bayerische Motoren Werke (BMW) AG	2,597	141,026
Continental AG	7,695	914,729
Deutsche Post AG (Registered)	5,962	158,687
E.ON AG*	2,500	303,985
Hypo Real Estate Holding AG	6,862	479,035
MAN AG	3,100	234,647
Metro AG	3,073	173,804
Muenchener Rueckversicherungs AG (Registered)	2,300	325,413
RWE AG	2,710	234,586
SAP AG	570	124,358
Siemens AG (Registered)	1,760	166,274
TUI AG	3,500	74,420

		3,441,481

Hong Kong (1.7%)
CNOOC Ltd. (ADR)	1,999	165,277
Esprit Holdings Ltd.	47,000	375,217
Shangri-La Asia Ltd.	143,040	253,661

		794,155

India (0.5%)
ICICI Bank Ltd. (ADR)	8,641	237,023

Ireland (0.6%)
Anglo Irish Bank Corp. plc	9,828	161,557
Bank of Ireland	6,560	122,793

		284,350

Italy (2.4%)
Buzzi Unicem S.p.A.	3,900	99,628
ENI S.p.A.	24,126	735,445
Mediaset S.p.A.	8,800	111,182
UniCredito Italiano S.p.A.	24,600	184,995

		1,131,250

Japan (23.6%)
Astellas Pharma, Inc.	3,900	162,215
Bank of Yokohama Ltd.	9,000	70,377
Canon, Inc.	7,500	572,023
Credit Saison Co., Ltd.	7,100	371,165
Daikin Industries Ltd.	3,700	128,625
East Japan Railway Co.	25	194,615
Fanuc Ltd.	2,856	269,344
Hirose Electric Co., Ltd.	500	73,161
Hitachi Ltd.	13,000	96,419
Honda Motor Co., Ltd.	4,800	340,035
Hoya Corp.	4,000	161,471
Itochu Corp.	21,000	190,140
Japan Tobacco, Inc.	80	320,841
JFE Holdings, Inc.	7,400	286,410
Kobe Steel Ltd.	36,000	121,996
Kyocera Corp.	1,500	139,623
Leopalace21 Corp.	5,469	212,630
Marubeni Corp.	70,000	402,102
Matsushita Electric Industrial Co., Ltd.	4,000	96,322
Misawa Homes Holdings Ltd.*	2,500	131,786
Mitsubishi Corp.	10,600	255,718
Mitsubishi UFJ Financial Group, Inc.	55	862,084
Mitsui & Co., Ltd.	6,000	90,420
Mitsui Chemicals, Inc.	17,000	122,662
Mitsui Fudosan Co., Ltd.	4,000	89,317
Mitsui O.S.K. Lines Ltd.	8,000	57,093
Mizuho Financial Group, Inc.	12	102,031
Murata Manufacturing Co., Ltd.	2,800	203,257
Nidec Corp.	1,500	115,324
Nikko Cordial Corp.	8,000	129,107
Nintendo Co., Ltd.	600	89,317
Nippon Electric Glass Co., Ltd.	12,000	270,053
Nippon Mining Holdings, Inc.	14,500	133,700
Nissan Motor Co., Ltd.	7,200	94,382
Nitto Denko Corp.	2,100	175,613
OJI Paper Co., Ltd.	2,000	11,909
ORIX Corp.	930	278,511
Rengo Co., Ltd.	6,000	47,180

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Sanyo Shinpan Finance Co., Ltd.	650	$38,306
Secom Co., Ltd.	1,500	81,567
Sega Sammy Holdings, Inc.	9,290	369,322
Seiyu Ltd.*	94,000	230,473
Seven & I Holdings Co., Ltd.	1,800	69,510
Sharp Corp.	2,000	35,009
Shin-Etsu Chemical Co., Ltd.	2,200	126,760
SMC Corp.	800	121,191
Sumitomo Corp.	11,000	164,326
Sumitomo Heavy Industries Ltd.	20,000	210,158
Sumitomo Metal Industries Ltd.	43,000	180,736
Sumitomo Mitsui Financial Group, Inc.	33	361,208
Sumitomo Realty & Development Co., Ltd.	6,000	158,669
Tokyo Electric Power Co., Inc.	5,800	148,555
Tokyo Gas Co., Ltd.	29,000	139,921
Toyota Motor Corp.	12,600	734,816
Yamada Denki Co., Ltd.	2,700	293,406

		10,932,911

Luxembourg (0.5%)
Arcelor*	3,480	142,905
SES Global S.A. (FDR)	5,600	91,632

		234,537

Mexico (3.0%)
America Movil S.A. de C.V. (ADR)	18,110	668,440
Cemex S.A. de C.V. (ADR)	9,546	644,546
Fomento Economico Mexicano S.A.de C.V. (ADR)	810	75,233

		1,388,219

Netherlands (4.4%)
ABN AMRO Holding N.V.	11,926	355,885
European Aeronautic Defence & Space Co. N.V.*	4,740	186,765
ING Groep N.V. (CVA)	18,131	736,777
Koninklijke Philips Electronics N.V.	8,349	287,635
Reed Elsevier N.V.	10,401	153,944
Royal Dutch Shell plc, Class A	2,800	95,865
Royal Dutch Shell plc, Class B	2,393	85,296
Wolters Kluwer N.V., (CVA)	5,373	139,761

		2,041,928

Singapore (1.1%)
CapitaLand Ltd.	78,000	241,654
Flextronics International Ltd.*	3,300	37,488
Singapore Telecommunications Ltd.	141,928	245,879

		525,021

South Korea (1.0%)
Samsung Electronics Co., Ltd.	660	450,636

Spain (1.8%)
Altadis S.A.	2,133	101,079
Banco Bilbao Vizcaya Argentaria S.A.	7,276	160,483
Banco Popular Espanol S.A.	8,741	131,797
Endesa S.A.	6,500	215,501
Repsol YPF S.A.	7,700	229,679

		838,539

Sweden (0.7%)
Telefonaktiebolaget LM Ericsson (ADR)	4,442	157,557
Telefonaktiebolaget LM Ericsson, Class B	47,390	168,109

		325,666

Switzerland (9.4%)
ABB Ltd. (Registered) *	33,485	476,530
Adecco S.A. (Registered)	2,014	124,524
Credit Suisse Group (Registered)	5,700	357,009
Holcim Ltd. (Registered)	2,070	173,090
Lonza Group AG (Registered)	5,714	404,287
Nestle S.A. (Registered)	782	237,822
Novartis AG (Registered)	5,124	293,124
Roche Holding AG	3,476	532,963
Syngenta AG (Registered)*	2,819	392,110
UBS AG (Registered)	8,583	1,014,433
Xstrata plc	5,030	181,393
Zurich Financial Services AG (Registered)*	680	164,977

		4,352,262

United Kingdom (20.3%)
Acergy S.A.*	13,960	227,111
AstraZeneca plc	4,300	236,822
Aviva plc	17,208	250,538
BAE Systems plc	47,177	358,012
Barclays plc	43,992	547,740
BG Group plc	15,370	205,898
BHP Billiton plc	10,009	205,397
BP plc	40,905	502,984
British American Tobacco plc	9,400	239,544
British Land Co. plc	6,199	141,521
Carphone Warehouse Group plc	29,585	180,550
Centrica plc	24,860	134,996
Corus Group plc	77,300	118,726
Diageo plc	20,032	329,521
Enterprise Inns plc	11,323	192,023
Friends Provident plc	43,460	155,423
George Wimpey plc	4,700	44,722
GlaxoSmithKline plc	15,630	442,058
HBOS plc	14,750	258,049
HSBC Holdings plc	27,200	463,761
Intercontinental Hotels Group plc	6,642	116,744
International Power plc*	29,800	161,279
J Sainsbury plc	29,512	179,300
Kingfisher plc	25,201	103,179
Lloyds TSB Group plc	7,900	76,608
Mitchells & Butlers plc	17,200	153,895
National Grid plc	8,540	89,333
Persimmon plc	3,300	78,577
Punch Taverns plc	8,120	129,292
Reckitt Benckiser plc	10,449	379,663
Rio Tinto plc	1,300	71,266
Royal & Sun Alliance Insurance Group	53,200	133,445
Royal Bank of Scotland Group plc	16,866	549,058
Schroders plc	4,934	101,252
Smith & Nephew plc	15,271	125,879
Standard Chartered plc	6,845	181,153
Tesco plc	46,602	270,636
Vodafone Group plc	281,330	662,210
Whitbread plc	3,085	62,803
Wm. Morrison Supermarkets plc	45,263	153,232
Wolseley plc	9,711	242,351
WPP Group plc	14,679	180,632

		9,437,183

Total Common Stocks (98.1%) (Cost $34,982,164)		45,523,301

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.29%, 5/1/06 (Amortized Cost $ 331,282)	$331,282	$331,282

Total Investments (98.8%) (Cost/Amortized Cost $ 35,313,446)		45,854,583
Other Assets Less Liabilities (1.2%)		561,625

Net Assets (100.0%)		$46,416,208

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $625,316 or 1.35% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

At April 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 4/30/06	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	3	June-06	$142,630	$143,147	$517

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,404,188
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,378,791

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,563,471
Aggregate gross unrealized depreciation	(200,180)

Net unrealized appreciation	$10,363,291

Federal income tax cost of investments	$35,491,292

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.5%)
Auto Components (0.1%)
Toyota Industries Corp.(a)	1,700	$75,622

Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. (ADR)*	4,000	179,981

Household Durables (0.5%)
Garmin Ltd.	1,500	129,540
Matsushita Electric Industrial Co., Ltd.	3,000	72,241
Sony Corp.	3,800	190,333

		392,114

Internet & Catalog Retail (0.1%)
Rakuten, Inc.	110	88,617

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	5,340	144,714
XM Satellite Radio Holdings, Inc., Class A*	8,710	176,116

		320,830

Specialty Retail (0.0%)
Best Buy Co., Inc.	400	22,664

Total Consumer Discretionary		1,079,828

Energy (1.3%)
Energy Equipment & Services (1.1%)
Cooper Cameron Corp.*	1,420	71,341
Diamond Offshore Drilling, Inc.	1,410	127,986
ENSCO International, Inc.	1,230	65,793
GlobalSantaFe Corp.	2,040	124,868
National Oilwell Varco, Inc.*	1,110	76,557
Schlumberger Ltd.	3,240	224,013
Weatherford International Ltd.*	1,470	77,807

		768,365

Oil, Gas & Consumable Fuels (0.2%)
Valero Energy Corp.(a)	2,460	159,260

Total Energy		927,625

Health Care (1.3%)
Biotechnology (0.5%)
Celgene Corp.*	3,110	131,118
Neurocrine Biosciences, Inc.*	3,100	177,816

		308,934

Health Care Providers & Services (0.0%)
WellPoint, Inc.*	20	1,420

Health Care Technology (0.8%)
Cerner Corp.*	9,150	362,797
Emdeon Corp.*	18,400	209,944

		572,741

Total Health Care		883,095

Industrials (4.5%)
Aerospace & Defense (0.0%)
United Technologies Corp.	540	33,917

Commercial Services & Supplies (3.4%)
ChoicePoint, Inc.*	5,400	237,762
Manpower, Inc.	2,950	192,193
Monster Worldwide, Inc.*	35,200	2,020,480

		2,450,435

Electrical Equipment (1.0%)
Energy Conversion Devices, Inc.*	4,310	215,543
Evergreen Solar, Inc.*	28,900	401,132
Suntech Power Holdings Co., Ltd. (ADR)*	1,870	64,123

		680,798

Machinery (0.1%)
Mitsubishi Heavy Industries Ltd.	13,000	64,203

Total Industrials		3,229,353

Information Technology (88.5%)
Communications Equipment (16.8%)
ADC Telecommunications, Inc.*	7,130	159,641
Alcatel S.A.*	20,090	289,252
Arris Group, Inc.*	13,800	163,530
Ciena Corp.*	81,680	334,071
Cisco Systems, Inc.*	120,100	2,516,095
Comverse Technology, Inc.*	70	1,586
Corning, Inc.*	106,015	2,929,195
CSR plc*	512	11,251
F5 Networks, Inc.*	3,590	210,230
Motorola, Inc.	23,000	491,050
Nokia Oyj (ADR)	94,990	2,152,473
QUALCOMM, Inc.	49,954	2,564,638
Research In Motion Ltd.*(a)	1,900	145,597

		11,968,609

Computers & Peripherals (10.2%)
Apple Computer, Inc.*	17,820	1,254,350
Dell, Inc.*	5,400	141,480
EMC Corp.*	132,550	1,790,750
Hewlett-Packard Co.	23,850	774,409
Intermec, Inc.*	520	13,775
International Business Machines Corp	11,300	930,442
NCR Corp.*	300	11,820
Network Appliance, Inc.*(a)	19,240	713,227
QLogic Corp.*	11,100	230,991
SanDisk Corp.*	7,200	459,576
Sun Microsystems, Inc.*	131,740	658,700
Western Digital Corp.*	12,600	265,104

		7,244,624

Electronic Equipment & Instruments (3.3%)
Agilent Technologies, Inc.*	14,860	570,921
Flextronics International Ltd.*	81,385	924,534
Hitachi Ltd.	8,000	59,334
Hon Hai Precision Industry Co., Ltd.	75,206	510,315
Jabil Circuit, Inc.*	1,950	76,030
Murata Manufacturing Co., Ltd.	1,000	72,592
Nidec Corp.	1,100	84,571
SunPower Corp., Class A*	1,340	51,483

		2,349,780

Internet Software & Services (9.5%)
eBay, Inc.*	24,355	838,056
Google, Inc., Class A*(a)	4,655	1,945,511
Greenfield Online, Inc.*	3,900	23,361
Netease.com (ADR)*	14,320	310,458
SINA Corp.*	800	21,160
Tencent Holdings Ltd.*	162,000	328,026
VeriSign, Inc.*	56,610	1,331,467
Yahoo! Japan Corp.	140	81,401
Yahoo!, Inc.*	57,730	1,892,389

		6,771,829

IT Services (4.1%)
Accenture Ltd., Class A	12,400	360,468
Automatic Data Processing, Inc.	8,150	359,252
BISYS Group, Inc.*	10,500	167,370
CheckFree Corp.*	3,490	188,006
Cognizant Technology Solutions Corp., Class A*(a)	5,930	377,207

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
DST Systems, Inc.*	7,330	$450,942
Electronic Data Systems Corp.	5,540	150,023
First Data Corp.	13,300	634,277
Iron Mountain, Inc.*	4,900	191,590
Telvent GIT S.A.*	4,600	64,400

		2,943,535

Office Electronics (0.1%)
Canon, Inc.	600	45,762

Semiconductors & Semiconductor Equipment (24.5%)
Altera Corp.*	49,010	1,070,378
Applied Materials, Inc.	90,165	1,618,462
ASML Holding N.V. (N.Y. Shares)*	70,890	1,499,324
Chartered Semiconductor Manufacturing Ltd.*	367,000	417,678
Cypress Semiconductor Corp.*	11,700	200,772
Elpida Memory, Inc.*	700	31,996
Fairchild Semiconductor International, Inc.*	11,570	239,152
Intel Corp.	111,590	2,229,568
Lam Research Corp.*	13,250	647,660
Marvell Technology Group Ltd.*	29,180	1,665,886
Maxim Integrated Products, Inc.	3,300	116,358
MEMC Electronic Materials, Inc.*	12,130	492,478
Micron Technology, Inc.*	20,060	340,418
National Semiconductor Corp.	27,210	815,756
NVIDIA Corp.*	8,880	259,474
Samsung Electronics Co., Ltd.	1,218	831,628
Samsung Electronics Co., Ltd. (GDR)§	2,935	1,001,983
Sumco Corp.	1,700	101,375
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,316	1,847,792
Texas Instruments, Inc.	35,790	1,242,271
Xilinx, Inc.	27,745	767,704

		17,438,113

Software (20.0%)
Activision, Inc.*	15,150	214,979
Adobe Systems, Inc.*	32,250	1,264,200
Amdocs Ltd.*	37,855	1,408,206
Autodesk, Inc.*	21,860	918,994
Citrix Systems, Inc.*	9,790	390,817
Cognos, Inc.*	7,740	288,470
Compuware Corp.*	9,000	69,120
Electronic Arts, Inc.*	14,240	808,832
Mercury Interactive Corp.*	16,090	579,240
Microsoft Corp.	131,790	3,182,729
NAVTEQ Corp.*	15,800	656,016
Nintendo Co., Ltd.	590	87,828
Oracle Corp.*	101,360	1,478,842
Red Hat, Inc.*	24,130	709,181
Salesforce.com, Inc.*	18,780	658,239
Shanda Interactive Entertainment Ltd. (ADR)*	11,900	147,084
Symantec Corp.*	57,700	945,126
THQ, Inc.*	5,300	135,839
TIBCO Software, Inc.*	30,500	262,910

		14,206,652

Total Information Technology		62,968,904

Materials (0.3%)
Chemicals (0.3%)
Tokuyama Corp.	6,500	106,948
Wacker Chemie AG*	570	74,672

Total Materials		181,620

Telecommunication Services (1.2%)
Wireless Telecommunication Services (1.2%)
China Mobile (Hong Kong) Ltd. (ADR)	20,700	597,402
Nextel Partners, Inc., Class A*	9,700	274,898

Total Telecommunication Services		872,300

Total Common Stocks (98.6%) (Cost $63,476,887)		70,142,725

	Number of Warrants
WARRANTS:
Information Technology (0.5%)
Electronic Equipment & Instruments (0.3%)
Hon Hai Precision Industry Co., Ltd.,
$0.0001, expiring 11/17/10*	9,700	65,820
Motech Industries, Inc.,
$0.0001, expiring 2/8/11*	5,300	147,010

		212,830

IT Services (0.1%)
Tata Consultancy Services Ltd.,
$0.0001, expiring 9/12/07*§	2,425	106,825

Semiconductors & Semiconductor Equipment (0.1%)
Powerchip Semiconductor Corp.,
$0.0001, expiring 2/19/09*	70,960	48,047

Total Information Technology		367,702

Total Warrants (0.5%) (Cost $296,462)		367,702

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.29%, 5/1/06 (Amortized Cost $ 507,091)	$507,091	507,091

	Number of Contracts
OPTIONS PURCHASED:
Call Options (0.8%)
Cisco Systems, Inc.
January-08 @ $20.00	340	142,800
Hewlett-Packard Co.
January-07 @ $25.00	290	252,300
January-07 @ $30.00	160	78,400
Microsoft Corp.
January-08 @ $25.00	224	66,080

Total Options Purchased (0.8%) (Cost $485,142)		539,580

Total Investments Before Options Written (100.6%) (Cost /Amortized Cost $ 64,765,582)		71,557,098

OPTIONS WRITTEN:
Call Options (-0.1%)
Cognizant Technology Solutions Corp., Class A
July-2006 @ $60.00 (d)	(30)	(18,600)
Ctrip.com International Ltd.
June-2006 @ $80.00 (d)	(40)	(40,400)
Google, Inc.
June-2006 @ $460.00 (d)	(5)	(4,500)
Network Appliance, Inc.
June-2006 @ $37.50 (d)	(50)	(8,750)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

	Number of Contracts	Value (Note 1)
Research In Motion Ltd. September-2006 @ $90.00 (d)	(19)	$(6,080)
Valero Energy Corp. January-2007 @ $80.00 (d)	(24)	(10,320)

		(88,650)

Put Options (-0.1%)
Cerner Corp. September-2006 @ $ 42.50	(81)	(40,500)
Google, Inc. September-2006 @ $ 390.00	(5)	(11,850)

		(52,350)

Total Options Written (-0.2%) (Premiums Received $ 83,531)		(141,000)

Total Investments (100.4%) (Cost/Amortized Cost $ 64,682,051)		71,416,098
Other Assets Less Liabilities (-0.4%)		(250,570)

Net Assets (100%)		$71,165,528

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2006, the market value of these securities amounted to $1,108,808 or 1.56% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the six months ended April 30, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	14	$9,924
Options Written	630	177,892
Options Terminated in Closing Purchase Transactions	(390)	(104,285)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—April 30, 2006	254	$83,531

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,534,715
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,471,853

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,945,686
Aggregate gross unrealized depreciation	(2,768,610)

Net unrealized appreciation	$6,177,076

Federal income tax cost of investments	$65,380,022

For the six months ended April 30, 2006, the Fund incurred approximately $95 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $262,559,228 of which $7,945,180 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009 and $102,060 expires in the year 2010.

Included in the capital loss carryforward amounts are $262,505,208 of loss acquired from Enterprise Technology Fund as a result of a tax free reorganization that occurred during the year ended 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.1%)
Food & Staples Retailing (1.1%)
CVS Corp.	3,725	$110,707

Total Consumer Staples		110,707

Financials (0.2%)
Insurance (0.2%)
Universal American Financial Corp.*	1,098	16,185

Total Financials		16,185

Health Care (94.4%)
Biotechnology (22.7%)
Alexion Pharmaceuticals, Inc.*	480	16,315
Amgen, Inc.*	5,315	359,826
Amylin Pharmaceuticals, Inc.*	1,675	72,946
Applera Corp.- Celera Genomics Group*	2,800	33,572
Arena Pharmaceuticals, Inc.*	960	13,594
Ariad Pharmaceuticals, Inc.*	1,298	7,593
Array Biopharma, Inc.*	1,816	13,457
Biogen Idec, Inc.*	3,837	172,090
Celgene Corp.*	2,010	84,742
Cephalon, Inc.*	1,401	91,990
Coley Pharmaceutical Group, Inc.*	508	8,123
Cubist Pharmaceuticals, Inc.*	768	17,411
CV Therapeutics, Inc.*	1,700	33,745
Cytokinetics, Inc.*	4,046	29,334
Dov Pharmaceutical, Inc.*	258	2,100
Genentech, Inc.*	1,677	133,674
Genmab A/S*	800	28,301
Genzyme Corp.*	1,957	119,690
Gilead Sciences, Inc.*	4,317	248,228
Human Genome Sciences, Inc.*	4,862	55,475
ICOS Corp.*	600	13,158
Idenix Pharmaceuticals, Inc.*	360	3,614
Incyte Corp.*	3,430	14,303
InterMune, Inc.*	607	9,706
Keryx Biopharmaceuticals, Inc.*	513	8,736
MannKind Corp.*	611	12,220
Medarex Inc.*	329	3,951
MedImmune, Inc.*	3,780	118,957
Millennium Pharmaceuticals, Inc.*	7,790	70,733
Myogen, Inc.*	705	23,307
Neurocrine Biosciences, Inc.*	490	28,106
NPS Pharmaceuticals, Inc.*	1,941	16,634
OSI Pharmaceuticals, Inc.*	385	10,230
Panacos Pharmaceuticals, Inc.*	3,907	27,310
PDL BioPharma, Inc.*	2,526	72,698
Regeneron Pharmaceuticals, Inc.*	1,600	23,232
Rigel Pharmaceuticals, Inc.*	414	4,442
Serono S.A., Class B	22	14,398
Telik, Inc.*	750	13,793
Theravance, Inc.*	1,805	50,648
Vertex Pharmaceuticals, Inc.*	1,725	62,738
Vion Pharmaceuticals, Inc.*	6,400	12,288
Zymogenetics, Inc.*	2,261	46,283

		2,203,691

Health Care Distributors (3.0%)
Cardinal Health, Inc.	1,975	133,016
McKesson Corp.	2,660	129,250
PSS World Medical, Inc.*	1,476	26,627

		288,893

Health Care Equipment (14.6%)
Advanced Medical Optics, Inc.*	333	15,518
Baxter International, Inc.	3,410	128,557
Beckman Coulter, Inc.	243	12,481
Biomet, Inc.	3,006	111,763
Boston Scientific Corp.*	7,633	177,391
Conor Medsystems, Inc.*	1,650	44,550
Cyberonics, Inc.*	420	9,740
Cytyc Corp.*	2,097	54,207
Edwards Lifesciences Corp.*	261	11,599
EPIX Pharmaceuticals, Inc.*	415	1,614
Hospira, Inc.*	255	9,830
Kinetic Concepts, Inc.*	710	30,999
Kyphon, Inc.*	2,500	103,875
Medtronic, Inc.	4,488	224,939
Mentor Corp.	1,375	59,579
Olympus Corp.	1,300	37,110
Respironics, Inc.*	680	24,902
St. Jude Medical, Inc.*	2,486	98,147
Stryker Corp.	1,246	54,513
Syneron Medical Ltd.*	530	13,711
Terumo Corp.	1,100	39,299
Thoratec Corp.*	772	13,904
Varian Medical Systems, Inc.*	1,587	83,127
Wright Medical Group, Inc.*	981	23,024
Zimmer Holdings, Inc.*	480	30,192

		1,414,571

Health Care Facilities (0.6%)
Kindred Healthcare, Inc.*	731	17,734
Tenet Healthcare Corp.*	777	6,465
Triad Hospitals, Inc.*	800	32,960

		57,159

Health Care Services (2.5%)
DaVita, Inc.*	274	15,415
HMS Holdings Corp.*	3,172	27,184
Medco Health Solutions, Inc.*	2,628	139,888
Nighthawk Radiology Holdings, Inc.*	1,170	28,349
Omnicare, Inc.	657	37,259

		248,095

Health Care Supplies (0.8%)
Alcon, Inc.	621	63,162
Cooper Cos., Inc.	315	17,268

		80,430

Health Care Technology (1.4%)
Eclipsys Corp.*	2,268	49,941
IMS Health, Inc.	1,900	51,642
iSOFT Group plc	6,326	13,511
Merge Technologies, Inc.*	1,577	19,933

		135,027

Life Sciences Tools & Services (3.1%)
Bruker BioSciences Corp.*	2,900	16,965
Charles River Laboratories International, Inc.*	692	32,697
Ciphergen Biosystems, Inc.*	5,506	8,645
Dionex Corp.*	298	17,916
Exelixis, Inc.*	1,450	15,602
Fisher Scientific International, Inc.*	1,075	75,841
Invitrogen Corp.*	311	20,529
Pharmaceutical Product Development, Inc.	944	33,861
Serologicals Corp.*	1,049	32,645
Thermo Electron Corp.*	876	33,761
Varian, Inc.*	253	10,947

		299,409

Managed Health Care (5.0%)
Aetna, Inc.	3,574	137,599
Coventry Health Care, Inc.*	718	35,663
Health Net, Inc.*	1,030	41,921
UnitedHealth Group, Inc.	4,087	203,288

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	400	$16,752
WellPoint, Inc.*	774	54,954

		490,177

Pharmaceuticals (40.7%)
Abbott Laboratories	7,155	305,805
Adolor Corp.*	810	19,051
Allergan, Inc.	305	31,330
Astellas Pharma, Inc.	2,900	120,622
AstraZeneca plc (ADR)	3,422	188,655
AtheroGenics, Inc.*	1,100	15,565
Barr Pharmaceuticals, Inc.*	620	37,541
Biovail Corp.	1,261	32,862
Bristol-Myers Squibb Co.	4,500	114,210
Cardiome Pharma Corp.*	725	7,685
Cypress Bioscience, Inc.*	1,019	7,592
Daiichi Sankyo Co., Ltd.	4,600	118,222
Eisai Co., Ltd.	3,900	177,925
Elan Corp. plc (ADR)*	3,400	50,014
Eli Lilly & Co.	2,550	134,946
Endo Pharmaceuticals Holdings, Inc.*	1,099	34,563
Forest Laboratories, Inc.*	2,741	110,682
Impax Laboratories, Inc.*	1,567	14,495
Ipsen*	1,649	73,739
Johnson & Johnson	1,747	102,392
Medicines Co.*	2,368	45,513
Merck & Co., Inc.	3,300	113,586
Merck KGaA*	285	30,156
MGI Pharma, Inc.*	915	17,092
Novartis AG (ADR)	2,009	115,538
Novartis AG (Registered)	2,974	170,131
Pfizer, Inc.	10,023	253,883
Roche Holding AG	1,682	257,895
Sanofi-Aventis	1,392	131,069
Sanofi-Aventis (ADR)	1,520	71,501
Schering-Plough Corp.	13,840	267,389
Schwarz Pharma AG	402	35,573
Sepracor, Inc.*	960	42,854
Shionogi & Co., Ltd.	9,000	151,392
Shire plc (ADR)	2,844	134,692
Takeda Pharmaceutical Co., Ltd.	600	36,567
Teva Pharmaceutical Industries Ltd. (ADR)	1,754	71,037
UCB S.A.	1,150	59,132
Watson Pharmaceuticals, Inc.*	1,125	31,995
Wyeth	4,231	205,923
Xenoport, Inc.*	418	9,384

		3,950,198

Total Health Care		9,167,650

Industrials (0.6%)
Industrial Conglomerates (0.6%)
Tyco International Ltd.	2,143	56,468

Total Industrials		56,468

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	628	28,961

Total Materials		28,961

Total Common Stocks (96.6%) (Cost $8,682,104)		9,379,971

SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank 4.71%, 5/1/06(o)(p)	$100,000	$99,987

Time Deposit (1.3%)
JPMorgan Chase Nassau 4.29%, 5/1/06	122,172	122,172

Total Short-Term Investments (2.3%) (Cost/Amortized Cost $222,172)		222,159

	Number of Contracts
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Dov Pharmaceutical, Inc. May 2006 @ $15.00	8	40
Alexion Pharmaceuticals, Inc. May 2006 @ $10.00	24	120
Kinetic Concepts, Inc. September 2006 @ $35.00	7	2,100

Total Options Purchased (0.0%) (Cost $7,312)		2,260

Total Investments Before Written Options (98.9%) (Cost/Amortized Cost $ 8,911,588)		9,604,390

OPTIONS WRITTEN:
Call Option Written (-0.0%)
Kinetic Concepts, Inc. June 2006 @ $60.00 (d)	(7)	(1,085)
Kyphon, Inc. June 2006 @ $40.00 (d)	(10)	(3,700)
Neurocrine Biosciences, Inc. June 2006 @ $65.00 (d)	(4)	(600)

Total Options Written (-0.0%) (Premiums Received $ 3,955)		(5,385)

Total Investments (98.9%) (Cost/Amortized Cost $8,907,633).		9,599,005

Other Assets Less Liabilities (1.1%)		108,875

Net Assets (100%)		$9,707,880

*	Non-income producing.

(d)	Covered call option contracts written in connection with securities held.

(o)	Discount Note Security. Effective rate calculated as of April 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Options written for the six months ended April 30, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	4	$528
Options Written	351	49,877
Options Terminated in Closing Purchase Transactions	(283)	(44,379)
Options Expired	(51)	(2,071)
Options Exercised	—	—

Options Outstanding—April 30, 2006	21	$3,955

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,648,209
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,488,944

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$865,632
Aggregate gross unrealized depreciation	(371,947)

Net unrealized appreciation	$493,685

Federal income tax cost of investments	$9,110,705

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.9%)
Asset-Backed Securities (7.9%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.039%, 2/25/36 (l)	$408,030	$408,114
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.229%, 6/25/32 (l)	27,421	27,453
Series 02-BC4 A
5.249%, 7/25/32 (l)	5,075	5,060
Argent Securities, Inc.,
Series 03-W3 AV1B
5.409%, 9/25/33 (l)	2,058	2,059
Bank One Issuance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	484,530
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2
5.359%, 10/27/32 (l)	32,758	32,908
Series 02-2 A1
5.289%, 10/25/32 (l)	16,483	16,504
Series 03-2 A2
5.409%, 3/25/43 (l)	12,228	12,253
Capital Auto Receivables Asset Trust,
Series 04-2 A3
3.580%, 1/15/09	525,000	514,334
Cendant Mortgage Corp.,
Series 03-A A1
5.934%, 7/25/43 § (l)	12,147	12,132
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	150,000	145,856
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	200,000	196,440
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	250,000	238,818
Series 04-A1 A1
2.550%, 1/20/09	200,000	196,253
Series 04-A4 A4
3.200%, 8/24/09	175,000	170,399
Series 06-A2 A2
4.850%, 2/10/11	475,000	469,727
Citibank Credit Card Master Trust I,
Series 98-2 A
6.050%, 1/15/10	600,000	608,998
Countrywide Asset-Backed Certificates,
Series 04-13 AV4
5.249%, 6/25/35 (l)	187,355	187,470
Series 05-BC5 3A1
4.918%, 1/25/36 (l)	341,431	341,459
Series 05-SD1 A1A
5.109%, 5/25/35 § (l)	19,246	19,246
Series 06-3 2A1
5.029%, 6/25/36 (l)	500,803	500,868
Series 06-BC1 2A1
4.893%, 4/25/36 (l)	544,991	545,040
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.269%, 1/25/32 (l)	3,898	3,903
Series 02-P1A A
4.934%, 3/25/32 † § (l)	49,030	49,417
Daimler Chrysler Auto Trust,
Series 05-A A3
3.490%, 12/8/08	365,000	360,826
First Alliance Mortgage Loan Trust,
Series 99-4 A2
5.683%, 3/20/31 (l)	12,140	12,144
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
5.609%, 3/25/34 (l)	2,423	2,417
Goldman Sachs AMP Trust,
Series 02-NC1 A2
5.279%, 7/25/32 (l)	274	277
GSAA Home Equity Trust,
Series 06-5 2A1
4.893%, 3/25/36 (l)	440,132	440,132
Home Equity Asset Trust,
Series 02-1 A4
5.259%, 11/25/32 (l)	257	257
MBNA Credit Card Master Note Trust,
Series 04-A4 A4
2.700%, 9/15/09	175,000	170,903
Series 06-A1 A1
4.900%, 7/15/11	475,000	471,363
MBNA Master Credit Card Trust,
Series 00-L A
6.500%, 4/15/10	220,000	224,523
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
5.299%, 8/25/33 (l)	24,095	24,102
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
5.289%, 7/25/32 (l)	487	493
Nissan Auto Receivables Owner Trust,
Series 5-C A3
4.190%, 7/15/09	525,000	517,334
Quest Trust,
Series 04-X2 A1
5.519%, 6/25/34 § (l)	36,295	36,400
Renaissance Home Equity Loan Trust,
Series 03-2A
5.399%, 8/25/33 (l)	5,941	5,957
Series 03-3 A
5.459%, 12/25/33 (l)	16,432	16,554
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
5.289%, 12/25/33 (l)	2,813	2,815
Series 05-RZ4 A1
5.079%, 11/25/35 (l)	434,785	434,828
Residential Asset Securities Corp., Series 05-KS12 A1
5.049%, 1/25/36 (l)	416,149	416,212
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
5.259%, 3/25/32 (l)	6,091	6,108
Saxon Asset Securities Trust,
Series 02-1 AV2
5.229%, 1/25/32 (l)	1,138	1,139
SLM Student Loan Trust,
Series 05-6 A5B
5.110%, 7/27/26 (l)	500,000	500,235
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.029%, 3/25/36 (l)	453,126	453,126
Structured Asset Investment Loan Trust,
Series 06-2 A1
5.019%, 4/25/36 (l)	241,664	241,664
Structured Asset Securities Corp.,
Series 02-HF1 A
5.249%, 1/25/33 (l)	19,390	19,476
Series 03-AL2 A

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
3.357%, 1/25/31 §	$96,673	$85,435

		9,633,961

Non-Agency CMO (9.0%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	69,505	67,580
Series 04-6 4A1
5.000%, 7/25/19	74,671	72,168
Banc of America Commercial Mortgage, Inc.,
Series 02-2 A3
5.118%, 7/11/43	530,000	518,233
Series 04-5 A3
4.561%, 11/10/41	100,000	95,469
Series 04-6 A3
4.512%, 12/10/42	100,000	95,042
Series 05-3 A3A
4.621%, 7/10/43	325,000	308,500
Banc of America Funding Corp.,
Series 06-A 1A1
4.624%, 2/20/36 (l)	96,828	94,545
Banc of America Mortgage Securities,
Series 02-K 2A1
5.447%, 10/20/32 (l)	16,017	16,008
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	6,759	6,688
Series 02-5 6A
5.933%, 6/25/32 (l)	7,760	7,724
Series 03-8 1A1
4.217%, 1/25/34 (l)	174,582	173,666
Series 03-8 2A1
4.810%, 1/25/34 (l)	67,119	66,108
Series 03-8 4A1
4.679%, 1/25/34 (l)	114,712	112,883
Series 05-10 A2
4.750%, 10/25/35 (l)	100,000	96,646
Bear Stearns Alt-A Trust,
Series 03-7 2A2
5.239%, 2/25/34 (l)	13,901	13,907
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	75,000	78,979
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.520%, 9/20/51 §	350,000	329,186
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	16,029	15,909
Series 03-J3 2A1
6.250%, 12/25/33	18,180	18,086
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
5.069%, 1/25/35 (l)	344,125	344,168
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.865%, 10/19/32 (l)	28,255	28,030
Series 04-7 5A2
5.229%, 5/25/34 (l)	11,530	11,486
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-CKS4 A2
5.183%, 11/15/36	415,000	406,928
Series 02-P3A A1
5.509%, 8/25/33 † § (l)	116,185	116,822
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	1,087	1,083
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	77,207	78,506
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	425,000	458,553
Series 00-C2 A2
7.202%, 10/15/32	355,000	378,063
GE Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	87,816	85,287
Series 02-3A A2
4.996%, 12/10/37	430,000	417,776
Series 05-C1 A3
4.578%, 6/10/48	90,000	85,969
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C1 A2
6.175%, 5/15/33	58,701	59,635
Series 99-C3 A2
7.179%, 8/15/36	77,606	81,033
Series 00-C2 A2
7.455%, 8/16/33	90,000	95,985
Series 00-C3 A2
6.957%, 9/15/35	745,000	786,447
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42 (l)	105,000	99,576
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	107,323	108,757
Series 05-GG4 A4
4.761%, 7/10/39	150,000	140,018
Series 06-GG6 A4
5.553%, 4/10/38 (l)	140,000	138,090
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.063%, 8/25/34 (l)	168,444	163,054
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	179,859	175,730
Homebanc Mortgage Trust,
Series 05-4 A1
5.229%, 10/25/35 (l)	295,530	295,965
Impac CMB Trust,
Series 03-8 2A1
5.409%, 10/25/33 (l)	65,111	65,125
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	360,000	364,858
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	103,868
Series 01-CIBC A3
6.260%, 3/15/33	130,000	134,204
Series 05-CB12 A4
4.895%, 9/12/37	325,000	305,962
Series 05-LDP2 AM
4.780%, 7/15/42	125,000	116,267
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	124,809	126,832
LB-UBS Commercial Mortgage Trust,
Series 01-C2 A2
6.653%, 11/15/27	325,000	340,900
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	70,908	68,988

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	$22,311	$21,631
Nationslink Funding Corp.,
Series 99-1 A2
6.320%, 1/20/31	134,381	136,824
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2
7.520%, 12/18/09	75,000	79,665
Sequoia Mortgage Trust,
Series 10-2A1
5.303%, 10/20/27 (l)	165,203	165,632
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.279%, 10/25/35 (l)	361,796	363,572
Structured Asset Mortgage Investments, Inc.,
Series 06-AR3 12A1
5.220%, 5/25/36 † (l)	100,000	100,031
Structured Asset Securities Corp.,
Series 01-21A 1A1
6.250%, 1/25/32 (l)	14,692	14,645
Wachovia Bank Commercial Mortgage Trust,
Series 05-C18 A4
4.940%, 4/15/42	90,000	85,067
Series 05-C19 A2
4.516%, 5/15/44	375,000	361,218
Washington Mutual, Inc.,
Series 02-AR2 A
4.597%, 2/27/34 (l)	44,033	43,474
Series 02-AR6 A
5.288%, 6/25/42 (l)	15,140	15,189
Series 02-AR10 A6
4.816%, 10/25/32 (l)	11,988	11,890
Series 03-R1 A1
5.229%, 12/25/27 (l)	1,075,297	1,074,629
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.476%, 7/25/34 (l)	186,096	180,071

		11,024,830

Total Asset-Backed and Mortgage-Backed Securities.		20,658,791

Consumer Discretionary (1.8%)
Automobiles (1.0%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	15,482
DaimlerChrysler NA Holdings Corp.
5.380%, 5/24/06 (l)	50,000	50,007
5.100%, 3/7/07 (l)	500,000	500,160
5.360%, 9/10/07 (l)	150,000	150,413
6.500%, 11/15/13	170,000	172,680
Ford Motor Credit Co.
5.090%, 3/13/07 (l)	400,000	389,960

		1,278,702

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	48,446

Household Durables (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	95,000	96,584

Media (0.6%)
Comcast Cable Communications, Inc.
6.750%, 1/30/11	15,000	15,606
Comcast Corp.
7.050%, 3/15/33	105,000	107,356
6.500%, 11/15/35	75,000	71,827
6.450%, 3/15/37	90,000	85,668
Historic TW, Inc.
9.150%, 2/1/23	10,000	11,949
6.625%, 5/15/29	82,000	79,460
News America Holdings, Inc.
7.750%, 1/20/24	10,000	10,697
News America, Inc.
7.280%, 6/30/28	25,000	25,569
6.200%, 12/15/34	75,000	69,352
TCI Communications, Inc.
7.125%, 2/15/28	10,000	10,073
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	21,409
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,184
6.875%, 5/1/12	100,000	104,305
7.625%, 4/15/31	80,000	86,602

		705,057

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	9,855
May Department Stores Co.
6.650%, 7/15/24	5,000	4,937
8.750%, 5/15/29	25,000	29,968
7.875%, 3/1/30	5,000	5,503
8.125%, 8/15/35	25,000	26,240

		76,503

Total Consumer Discretionary		2,205,292

Energy (0.6%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	75,000	74,881
7.600%, 8/15/96	25,000	27,646

		102,527

Oil, Gas & Consumable Fuels (0.5%)
Conoco, Inc.
8.350%, 8/1/06	20,000	20,106
ConocoPhillips
5.028%, 4/11/07 (l)	200,000	199,929
7.000%, 3/30/29	20,000	21,890
Devon Financing Corp., ULC
7.875%, 9/30/31	25,000	29,526
El Paso Corp.
7.750%, 1/15/32	500	496
EnCana Holdings Finance Corp.
5.800%, 5/1/14	75,000	74,579
Kinder Morgan Finance Co.
5.350%, 1/5/11	75,000	73,683
Pemex Project Funding Master Trust
9.125%, 10/13/10	20,000	22,302
8.000%, 11/15/11	50,000	54,150
Petro-Canada
5.950%, 5/15/35	5,000	4,628
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	57,904	55,962
Talisman Energy, Inc.
5.850%, 2/1/37	20,000	18,216
Trans-Canada Pipelines
5.850%, 3/15/36	25,000	23,572

		599,039

Total Energy		701,566

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (8.7%)
Capital Markets (0.7%)
Morgan Stanley
4.910%, 3/7/08 (l)		$730,000	$729,871
5.050%, 1/21/11		125,000	122,003
5.300%, 3/1/13		20,000	19,501

			871,375

Commercial Banks (4.0%)
Bank of America Corp.
6.250%, 4/1/08		15,000	15,234
4.500%, 8/1/10		235,000	226,816
Bank of New York Co., Inc.
3.750%, 2/15/08		75,000	73,049
Barclays Bank Plc/New York
4.900%, 3/13/09 (l)		830,000	830,000
Charter One Bank N.A.
5.158%, 4/24/09 (l)		300,000	299,892
Depfa ACS Bank
3.625%, 10/29/08		100,000	96,419
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,580
3.500%, 11/30/07 §		40,000	38,956
HSBC Bank USA N.A.
3.870%, 6/7/07		125,000	123,108
4.630%, 4/1/14		60,000	55,386
HSBC Capital Funding LP
10.176%, 12/29/49 § (l)		150,000	210,677
HSBC Holdings plc
3.240%, 12/20/12	EUR	90,000	120,882
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	264,523
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	14,000,000	122,261
National Westminster Bank plc
7.375%, 10/1/09		$25,000	26,615
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		110,000	104,356
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		80,000	74,355
Rabobank Nederland
5.010%, 4/6/09 § (l)		900,000	899,575
RBS Capital Trust I
4.709%, 12/29/49 (l)		75,000	68,610
Royal Bank of Scotland plc
5.038%, 4/11/08 § (l)		200,000	199,938
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	77,947
4.000%, 10/15/08		15,000	14,547
U.S. Bancorp
3.950%, 8/23/07		15,000	14,726
USB Capital IX
6.189%, 3/29/49 (l)		140,000	138,342
Wachovia Bank NA
4.980%, 3/23/09 (l)		300,000	299,875
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		140,000	137,253
Wells Fargo & Co.
4.625%, 8/9/10		310,000	299,992
4.875%, 1/12/11		60,000	58,498

			4,911,412

Consumer Finance (0.7%)
General Motors Acceptance Corp.
6.125%, 9/15/06		50,000	49,606
5.968%, 1/16/07 (l)		200,000	196,531
5.620%, 3/20/07 (l)		550,000	539,455
HSBC Finance Corp.
4.750%, 5/15/09		50,000	49,018

			834,610

Diversified Financial Services (2.7%)
BAE Systems Holdings, Inc.
5.200%, 8/15/15 §		65,000	60,588
Bank One Corp.
2.625%, 6/30/08		25,000	23,626
CIT Group, Inc.
7.750%, 4/2/12		125,000	136,921
Citigroup, Inc.
3.500%, 2/1/08		45,000	43,692
3.625%, 2/9/09		40,000	38,245
6.200%, 3/15/09		25,000	25,560
4.125%, 2/22/10		675,000	645,292
6.875%, 2/15/98		25,000	25,763
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,065
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,684
3.450%, 1/15/08 (l)		250,000	249,023
4.125%, 9/1/09		810,000	780,765
5.000%, 11/15/11		475,000	463,264
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,364
3.625%, 5/1/08		205,000	198,135
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,260
Nationwide Building Society
3.500%, 7/31/07 §		50,000	48,924
4.250%, 2/1/10 §		90,000	86,169
Pemex Finance Ltd.
9.030%, 2/15/11		100,000	107,911
Racers, Series 97-R-8-3
5.049%, 8/15/07 † § (b)(l)		100,000	96,637
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,376
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	31,508

			3,251,772

Insurance (0.5%)
ASIF Global Financing
3.900%, 10/22/08 §		45,000	43,471
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,544
3.375%, 10/15/08		25,000	23,954
4.125%, 1/15/10		150,000	143,169
Metropolitan Life Global Funding I
4.880%, 5/22/06 § (l)		160,000	160,000
3.375%, 10/5/07 §		25,000	24,259
Prudential Financial, Inc.
4.100%, 11/15/06 (e)		122,000	121,285
Travelers Property Casualty Corp.
5.000%, 3/15/13		65,000	62,101

			597,783

Real Estate (0.1%)
EOP Operating LP
7.500%, 4/19/29		30,000	31,700
ERP Operating LP
6.625%, 3/15/12		75,000	78,425

			110,125

Total Financials			10,577,077

Government Securities (67.1%)
Agency CMO (5.2%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		16,392	16,364

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
4.500%, 1/15/16		$303,856	$297,715
5.000%, 12/15/17		60,000	57,640
5.000%, 2/15/18		390,000	371,877
6.500%, 3/15/29		2,218	2,219
6.500%, 4/15/29		173,079	176,852
5.251%, 12/15/29 (l)		45,166	45,399
5.500%, 1/15/31		92,992	92,821
5.500%, 5/1/33		436,635	425,271
5.500%, 4/15/35		99,986	99,601
5.500%, 5/15/35		470,187	467,186
5.500%, 8/1/35 IO		631,274	168,157
6.500%, 7/25/43		89,391	90,792
Federal National Mortgage Association
3.000%, 8/25/09		49,515	49,227
5.000%, 3/25/18		30,000	28,359
5.500%, 5/25/27		498,766	498,981
6.000%, 8/25/28		83,774	84,311
5.310%, 8/25/33		100,000	96,076
5.500%, 12/25/33		76,169	75,357
5.500%, 1/25/34		89,394	88,458
5.500%, 3/1/34		589,508	573,440
6.500%, 7/25/34		48,820	49,859
5.500%, 2/25/35		78,334	77,956
5.209%, 7/25/35 (l)		224,989	224,653
5.500%, 8/25/35		103,185	102,236
5.500%, 8/25/35		674,366	666,365
5.500%, 1/25/36 IO		694,192	190,759
Government National Mortgage Association
6.500%, 6/20/32		128,209	131,503
Small Business Administration Participation Certificates
5.130%, 9/1/23		84,665	82,422
4.340%, 3/1/24		605,878	558,158
4.625%, 2/1/25		472,626	441,926

			6,331,940

Foreign Governments (1.7%)
Export-Import Bank of China
5.250%, 7/29/14 §		100,000	96,118
Federative Republic of Brazil
12.250%, 3/6/30		33,000	49,305
11.000%, 8/17/40		195,000	249,844
Hong Kong Government International Bond
5.130%, 8/1/14 §		350,000	338,013
Israel Government AID Bond
5.500%, 4/26/24		50,000	49,633
5.500%, 9/18/33		40,000	39,413
Kingdom of Spain
3.100%, 9/20/06	JPY	11,000,000	97,423
Republic of Italy
3.800%, 3/27/08		38,000,000	352,035
Republic of Panama
9.625%, 2/8/11		$113,000	128,995
Republic of Peru
9.125%, 1/15/08		230,000	241,477
Republic of South Africa
5.250%, 5/16/13		40,000	52,129
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,627
Ukraine Government International Bond
11.000%, 3/15/07 (b)(n)		37,338	38,507
United Mexican States
5.750%, 1/13/09 (l)		30,000	30,270
10.375%, 2/17/09		53,000	59,355
8.125%, 12/30/19		10,000	11,550
8.000%, 9/24/22		55,000	63,250
8.300%, 8/15/31		37,000	43,937
6.750%, 9/27/34		130,000	132,080

			2,097,961

Municipal Bonds (1.3%)
Fairfax County, Virginia, Series A
5.250%, 4/1/13		40,000	43,368
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		110,000	122,392
Golden State Tobacco Securitization Corp./California
7.900%, 6/1/42		50,000	59,540
New Jersey State Transportation Trust Fund Authority
5.000%, 6/15/11		150,000	157,225
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	30,809
6.200%, 6/15/34 (l)		10,000	10,759
5.000%, 6/15/35		150,000	153,415
Rhode Island Clean Water Finance Agency,
Series A
5.000%, 10/1/28		50,000	51,432
San Antonio, TX Water Revenue,
Series A
5.000%, 5/15/32		300,000	306,096
South Carolina State Public Service Authority,
Series A
5.000%, 1/1/13		80,000	84,922
Tobacco Settlement Authority of Iowa,
Series B
5.600%, 6/1/35		50,000	54,339
Tobacco Settlement Financing Corp./NJ
6.375%, 6/1/32		255,000	277,096
6.000%, 6/1/37		130,000	135,811
6.250%, 6/1/43		90,000	97,244

			1,584,448

U.S. Government Agencies (40.6%)
Federal Home Loan Bank
2.300%, 7/24/07		1,050,000	1,014,329
4.625%, 9/11/20		2,400,000	2,158,970
Federal Home Loan Mortgage Corp.
4.625%, 5/28/13		75,000	70,394
5.500%, 2/1/14		69,623	69,113
6.000%, 1/1/17		38,969	39,392
6.500%, 1/1/17		145,127	148,178
6.000%, 2/1/17		36,699	37,097
4.500%, 3/1/20		90,685	86,308
4.500%, 4/1/20		84,137	80,076
4.500%, 5/1/20		92,937	88,451
4.500%, 8/1/20		182,125	173,522
5.000%, 9/1/20		771,832	750,608
5.000%, 10/1/20		935,890	910,154
5.000%, 12/1/20		97,690	95,003
5.000%, 3/1/21		28,168	27,386
6.500%, 7/1/29		44,532	45,511
5.632%, 11/1/31 (l)		10,092	10,214
5.000%, 4/1/34		358,274	339,526
5.500%, 7/1/35		80,173	77,909
4.808%, 9/1/35 (l)		929,953	908,768
Federal National Mortgage Association
4.665%, 5/22/06 (l)		1,900,000	1,899,826
1.750%, 6/16/06		45,000	44,807
4.725%, 9/7/06 (l)		300,000	299,925

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
2.710%, 1/30/07	$300,000	$294,540
3.000%, 3/2/07	195,000	191,512
2.350%, 4/5/07	55,000	53,592
3.125%, 3/16/09	75,000	70,891
5.390%, 12/1/11	89,577	88,651
5.500%, 6/1/17	5,336	5,297
7.000%, 11/1/17	31,631	32,526
5.000%, 8/1/18	76,115	74,258
4.500%, 10/1/18	57,098	54,491
5.000%, 11/1/18	184,795	180,286
6.000%, 12/1/18	55,508	56,232
5.000%, 2/1/19	24,245	23,653
5.000%, 5/1/19	532,335	519,475
5.000%, 8/1/19	656,480	640,005
5.000%, 11/1/19	609,521	594,224
5.500%, 11/1/19	36,899	36,630
5.000%, 1/1/20	252,670	246,329
5.000%, 1/1/21	699,999	681,830
5.000%, 2/1/21	199,999	194,796
4.500%, 3/1/21	197,400	187,971
7.000%, 9/1/31	23,543	24,235
7.000%, 1/1/32	1,328	1,365
6.500%, 2/1/32	58,675	59,893
7.000%, 5/1/32	12,989	13,353
4.440%, 3/1/33 (l)	267,176	267,605
5.126%, 4/1/33 (l)	15,806	15,718
5.500%, 4/1/33	143,910	140,150
5.500%, 12/1/33	1,029,225	1,002,335
5.500%, 2/1/34	594,169	577,974
6.000%, 2/1/34	531,270	529,790
5.500%, 4/1/34	1,428,903	1,392,482
5.500%, 5/1/34	446,160	433,999
6.500%, 5/1/34	160,462	163,792
5.500%, 7/1/34	386,167	375,529
5.500%, 8/1/34	899,445	874,930
6.000%, 8/1/34	216,574	215,971
5.500%, 9/1/34	1,467,461	1,425,654
5.500%, 11/1/34	4,746,959	4,617,574
5.500%, 1/1/35	1,658,105	1,612,911
5.500%, 2/1/35	2,492,430	2,427,313
5.500%, 2/1/35	6,328,380	6,155,891
5.500%, 2/1/35	851,611	828,399
4.500%, 10/1/35	99,269	90,918
5.000%, 11/1/35	1,373,144	1,299,159
6.050%, 12/1/40 (l)	16,396	16,777
5.500%, 5/25/21 TBA	2,900,000	2,877,345
4.500%, 5/25/36 TBA	100,000	91,531
5.000%, 5/25/36 TBA	500,000	472,813
5.500%, 5/25/36 TBA	3,200,000	3,107,002
Government National Mortgage Association
4.125%, 1/20/16 (l)	24,712	24,536
4.750%, 9/20/21 (l)	36,893	37,091
5.125%, 11/20/22 (l)	9,580	9,644
4.375%, 4/20/27 (l)	21,074	21,097
4.750%, 7/20/27 (l)	10,145	10,192
4.750%, 7/20/27 (l)	14,255	14,358
5.500%, 12/15/28	5,381	5,293
6.000%, 2/15/29	143,541	144,166
7.500%, 5/15/30	33,438	35,087
7.500%, 7/15/30	23,259	24,406
7.000%, 9/15/31	17,134	17,791
7.500%, 9/15/31	9,742	10,219
5.500%, 1/15/32	163,149	160,273
6.000%, 2/15/32	34,700	34,851
7.000%, 5/15/32	25,882	26,872
6.000%, 9/15/32	137,017	137,625
5.500%, 1/15/33	184,664	181,357
5.500%, 2/15/33	54,883	53,900
5.500%, 7/15/33	64,840	63,679
5.500%, 12/15/33	315,783	310,127
5.500%, 1/15/34	1,058,378	1,040,018
6.000%, 1/15/34	75,774	76,104
5.500%, 2/15/34	443,667	435,971
5.500%, 5/15/36 TBA	1,500,000	1,472,343
Housing Urban Development
5.380%, 8/1/18	130,000	125,267
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	12,954
(Zero Coupon), 10/15/18	25,000	12,781
Small Business Administration
4.524%, 2/10/13	127,811	120,610
4.504%, 2/1/14	291,638	276,458

		49,610,134

U.S. Treasuries (18.3%)
U.S. Treasury Bonds
8.750%, 5/15/17	362,000	470,119
7.125%, 2/15/23	225,000	269,965
6.250%, 8/15/23	450,000	497,320
4.500%, 2/15/36	625,000	561,670
Inflation Indexed
2.375%, 1/15/25	210,684	208,149
U.S. Treasury Notes
3.000%, 12/31/06	5,550,000	5,478,239
4.375%, 12/31/07	1,675,000	1,661,064
3.500%, 12/15/09	8,300,000	7,918,391
4.125%, 8/15/10	800,000	775,938
3.875%, 9/15/10	60,000	57,567
5.000%, 2/15/11	975,000	979,152
4.875%, 2/15/12	2,650,000	2,640,269
4.250%, 8/15/13	300,000	286,184
Inflation Indexed
3.625%, 1/15/08	184,365	189,946
2.000%, 7/15/14	368,697	359,321
U.S. Treasury Strip Principal
11/15/27 PO	375,000	119,766

		22,473,060

Total Government Securities		82,097,543

Health Care (0.2%)
Health Care Providers & Services (0.0%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	50,000	46,020

Pharmaceuticals (0.2%)
Merck & Co., Inc.
6.400%, 3/1/28	25,000	24,852
Wyeth
5.500%, 2/15/16	125,000	120,861

		145,713

Total Health Care		191,733

Industrials (0.4%)
Aerospace & Defense (0.0%)
Northrop Grumman Corp.
4.079%, 11/16/06	80,000	79,481

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09	340,000	349,805
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13	2,249	2,240

		352,045

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.1%)
Tyco International Group S.A. 6.375%, 10/15/11	$100,000	$102,841

Total Industrials		534,367

Information Technology (0.1%)
Software (0.1%)
Oracle Corp. and Ozark Holding, Inc. 5.250%, 1/15/16 §	170,000	160,710

Total Information Technology		160,710

Materials (0.4%)
Containers & Packaging (0.1%)
Packaging Corp. of America 4.375%, 8/1/08	129,000	125,292

Paper & Forest Products (0.3%)
GP Canada Finance Co. 7.200%, 12/15/06 §	300,000	303,000

Total Materials		428,292

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.5%)
AT&T Corp.
9.750%, 11/15/31	22,000	26,069
AT&T, Inc.
4.389%, 6/5/07 §	50,000	49,968
4.125%, 9/15/09	174,000	166,409
Deutsche Telekom International Finance BV
8.125%, 5/29/12	81,000	122,129
8.250%, 6/15/30	70,000	83,118
France Telecom S.A.
6.750%, 3/14/08 (b)(n)	120,000	159,237
New England Telephone & Telegraph
7.875%, 11/15/29	5,000	5,254
Qwest Capital Funding, Inc.
7.750%, 8/15/06	1,000,000	1,001,250
Qwest Corp.
7.625%, 6/15/15	110,000	114,400
Sprint Capital Corp.
8.750%, 3/15/32	35,000	43,427
Telecom Italia Capital S.A.
6.000%, 9/30/34	80,000	71,395
Verizon New Jersey, Inc.
7.850%, 11/15/29	10,000	10,481

		1,853,137

Wireless Telecommunication Services (0.4%)
Cingular Wireless LLC
6.500%, 12/15/11	60,000	62,649
Nextel Communications, Inc.
7.375%, 8/1/15	50,000	52,199
Vodafone Group plc
5.050%, 12/28/07 (l)	245,000	245,054
7.750%, 2/15/10	140,000	149,616

		509,518

Total Telecommunication Services		2,362,655

Utilities (1.1%)
Electric Utilities (0.8%)
AEP Texas Central Co.
6.650%, 2/15/33	230,000	231,840
Appalachian Power Co.
3.600%, 5/15/08	65,000	62,678
Dayton Power & Light Co.
5.125%, 10/1/13 (e)	50,000	48,019
Florida Power & Light Co.
4.950%, 6/1/35	75,000	62,481
Nevada Power Co., Series L
5.875%, 1/15/15	100,000	96,341
Niagara Mohawk Power Corp.
7.750%, 5/15/06	100,000	100,104
7.750%, 10/1/08	100,000	104,827
Pepco Holdings, Inc.
6.450%, 8/15/12	90,000	91,665
Progress Energy, Inc.
7.100%, 3/1/11	65,000	68,669
7.750%, 3/1/31	25,000	28,333
Public Service Electric & Gas
5.250%, 7/1/35	25,000	21,677
Scottish Power plc
4.910%, 3/15/10	125,000	121,683

		1,038,317

Multi-Utilities (0.3%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	25,000	23,308
Dominion Resources, Inc.
5.265%, 9/28/07 (l)	200,000	200,146
5.125%, 12/15/09	25,000	24,551
PSEG Energy Holdings LLC
8.500%, 6/15/11	50,000	53,500
Texas Eastern Transmission LP
5.250%, 7/15/07	40,000	39,850

		341,355

Total Utilities		1,379,672

Total Long-Term Debt Securities (99.2%) (Cost $123,659,382)		121,297,698

SHORT-TERM INVESTMENTS:
Commercial Paper (2.8%)
CBA Delaware Finance, Inc.
4.82%, 6/20/06 (p)	400,000	397,248
Dexia Delaware LLC
4.91%, 6/27/06 (p)	1,100,000	1,091,371
HBOS Treasury Services plc
4.79%, 6/9/06 (p)	500,000	497,354
4.98%, 7/13/06 (p)	500,000	494,930
ING U.S. Funding LLC
4.79%, 6/9/06 (p)	1,000,000	994,708

Total Commercial Paper		3,475,611

Government Securities (4.0%)
Belgium Treasury Bills
2.36%, 6/15/06 (o)(p)	1,350,000	1,695,414
France B.T.F.
2.42%, 5/24/06 (o)(p)	1,650,000	2,075,071
German Treasury Bills
2.64%, 8/16/06 (o)(p)	660,000	824,843
2.66%, 9/13/06 (o)(p)	120,000	149,654
U.S. Treasury Bills
4.59%, 6/15/06 #(o)(p)	185,000	183,922

Total Government Securities		4,928,904

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.29%, 5/1/06	2,791,543	2,791,543

Total Short Term Investments (9.1%) (Cost/Amortized Cost $ 10,994,917)		11,196,058

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.0%)
Japanese Yen Futures May-06 @ $115.00*	900,000	13,568

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

	Number of Contracts (c)	Value (Note 1)
Put Options (0.0%)
90 Day Euro Futures
December-06 @ $91.75*	20	$125
December-06 @ $92.75*	36	225

		350

Total Options Purchased (0.0%)
(Cost $16,791)		13,918

Total Investments Before Written Options and Securities Sold Short (108.3%)
(Cost/Amortized Cost $ 134,671,090)		132,507,674

OPTIONS WRITTEN:
Call Options (-0.0%)
U.S. 10 Year Treasury Note Futures
June-06 @ $111.00*	(6)	(94)
June-06 @ $110.00*	(5)	(234)

		(328)

Put Options (-0.0%)
Japanese Yen Futures
May-06 @ $112.00*	(900,000)	(6,051)
U.S. 10 Year Treasury Note Futures
June-06 @ $107.00*	(6)	(9,000)
June-06 @ $106.00*	(5)	(6,562)

		(21,613)

Total Options Written (-0.0%)
(Premiums Received $18,427)		(21,941)

Total Investments Before Securities Sold Short (108.3%)
(Cost/Amortized Cost $ 134,652,663)		132,485,733

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-5.7%)
Federal Home Loan Mortgage Corp.
5.000%, 5/25/21 TBA	$(800,000)	(777,500)
5.000%, 5/25/36 TBA	(300,000)	(283,594)
Federal National Mortgage Association
4.500%, 5/25/21 TBA	(200,000)	(190,375)
5.000%, 5/25/21 TBA	(1,900,000)	(1,849,532)
4.500%, 5/25/36 TBA	(99,269)	(90,882)
5.000%, 5/25/36 TBA	(300,000)	(283,688)
5.500%, 5/25/36 TBA	(1,900,000)	(1,844,782)
6.000%, 5/25/36 TBA	(700,000)	(696,718)
Government National Mortgage Association
5.500%, 5/25/36 TBA	(1,000,000)	(981,562)

Total Securities Sold Short (-5.7%)
(Proceeds $ 6,989,886)		(6,998,633)

Total Investments (102.6%)
(Cost/Amortized Cost $ 127,662,777)		125,487,100
Other Assets Less Liabilities (-2.6%)		(3,178,684)

Net Assets (100%)		$122,308,416

*	Non-income producing.

†	Securities (totaling $362,907 or 0.30% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2006, the market value of these securities amounted to $3,772,530 or 3.08% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of April 30, 2006.

(n)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of April 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2006 (Unaudited)

At April 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 4/30/06	Unrealized Appreciation/ (Depreciation)
EURODollar	143	December-06	$34,046,513	$33,874,913	$(171,600)
EURODollar	5	December-07	1,186,000	1,185,063	(937)
EURODollar	5	March-07	1,185,750	1,184,875	(875)
EURODollar	8	June-06	1,904,000	1,896,200	(7,800)
EURODollar	5	June-07	1,186,125	1,185,125	(1,000)
EURODollar	30	September-06	7,145,900	7,107,000	(38,900)
EURODollar	5	September-07	1,186,250	1,185,187	(1,063)
U.S. 2 Year Treasury Notes	33	June-06	6,737,182	6,723,234	(13,948)
U.S. 10 Year Treasury Notes	40	June-06	4,263,184	4,223,125	(40,059)
U.S. Treasury Bonds	71	June-20	7,905,046	7,585,906	(319,140)

					$(595,322)

Sales
EURO-BOBL	12	June-06	$1,669,498	$1,654,273	$15,225
U.S. 5 Year Treasury Notes	58	June-06	$6,089,219	$6,041,062	48,157

					$63,382

					$(531,940)

At April 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 5/15/06	40,361	$344,048	$354,081	$10,033
Chinese Yuan, expiring 3/16/07	154	20,000	19,940	(60)
Chinese Yuan, expiring 3/19/07	154	20,000	19,954	(46)
Chinese Yuan, expiring 3/20/07	154	20,000	19,957	(43)

				$9,884

Foreign Currency Sell Contracts
European Union, expiring 6/30/06	2,661	$3,232,223	$3,364,515	$(132,292)
European Union, expiring 7/31/06	3,032	3,761,454	3,841,090	(79,636)

				$(211,928)

Options written for the six months ended April 30, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	32	$15,444
Options Written	900,022	18,427
Options Terminated in Closing Purchase Transactions	(12)	(6,502)
Options Expired	(20)	(8,942)
Options Exercised	—	—

Options Outstanding—April 30, 2006	900,022	$18,427

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2006 (Unaudited)

Investment security transactions for the six months ended April 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$85,818,034
U.S. Government securities	152,430,113

$238,248,147

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$98,736,713
U.S. Government securities	158,483,083

$257,219,796

As of April 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$627,151
Aggregate gross unrealized depreciation	(3,029,273)

Net unrealized depreciation	$(2,402,122)

Federal income tax cost of investments	$134,909,796

The Portfolio has a net capital loss carryforward of $162,423 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $7,186,734)	$7,187,664
Unaffiliated issuers (Amortized cost $1,240)	1,240
Dividends, interest and other receivables	12,336
Receivable from investment manager	1,541
Receivable for Fund shares sold	134
Other assets	29,296

Total assets	7,232,211

LIABILITIES
Overdraft payable	16,624
Recoupment fees payable	22,062
Distribution fees payable	2,798
Administrative fees payable	1,907
Payable for Fund shares redeemed	400
Trustees’ fees payable	301
Accrued expenses	3,900

Total liabilities	47,992

NET ASSETS	$7,184,219

Net assets were comprised of:
Paid in capital	$7,130,528
Accumulated undistributed net investment income	28,787
Accumulated undistributed net realized gain	23,974
Unrealized appreciation on investments	930

Net assets	$7,184,219

Class A
Net asset value and redemption price per share, $5,634,526 / 551,832 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.72

Class B
Net asset value and offering price per share, $701,946 / 68,765 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

Class C
Net asset value and offering price per share, $837,507 / 82,091 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

Class Y
Net asset value, offering and redemption price per share, $10,240 / 1,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$70,542
Interest	726

Total income	71,268

EXPENSES
Administrative fees	20,455
Professional fees	10,591
Registration and filing fees	9,919
Transfer agent fees	6,181
Investment management fees	3,949
Custodian fees	3,500
Printing and mailing expenses	1,100
Trustees’ fees	339
Sub-Transfer agent fees	42
Distribution fees - Class A	6,040
Distribution fees - Class B	2,760
Distribution fees - Class C	3,513
Miscellaneous	1,148

Gross expenses	69,537
Less: Waiver from investment advisor	(24,404)
Reimbursement from investment manager	(27,784)

Net expenses	17,349

NET INVESTMENT INCOME	53,919

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(1,915)
Net distributions of realized gain received from Underlying Portfolios	26,585

Net realized gain	24,670

Net change in unrealized appreciation on securities	25,907

NET REALIZED AND UNREALIZED GAIN	50,577

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,496

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months Ended April 30, 2006 (Unaudited)	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$53,919	$17,640
Net realized gain on investments	24,670	3,318
Net change in unrealized appreciation (depreciation) on investments	25,907	(24,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,496	(4,019)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(31,602)	—
Class B	(4,540)	—
Class C	(6,504)	—
Class Y	(197)	—

	(42,843)	—

Distributions from net realized capital gains
Class A	(2,567)	—
Class B	(590)	—
Class C	(845)	—
Class Y	(12)	—

	(4,014)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(46,857)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 411,246 and 165,387 shares, respectively ]	4,182,608	1,669,827
Capital shares issued in reinvestment of dividends and distributions [ 2,623 and 0 shares, respectively ]	26,356	—
Capital shares redeemed [ (25,780) and (2,644) shares, respectively ]	(261,602)	(26,610)

Total Class A transactions	3,947,362	1,643,217

Class B
Capital shares sold [ 25,083 and 53,121 shares, respectively ]	254,111	533,425
Capital shares issued in reinvestment of dividends and distributions [ 480 and 0 shares, respectively ]	4,834	—
Capital shares redeemed [ (1,541) and (9,378) shares, respectively ]	(15,638)	(94,793)

Total Class B transactions	243,307	438,632

Class C
Capital shares sold [ 34,221 and 48,169 shares, respectively ]	346,632	484,723
Capital shares issued in reinvestment of dividends and distributions [ 688 and 0 shares, respectively ]	6,930	—
Capital shares redeemed [ (1,962) and (25) shares, respectively ]	(19,977)	(251)

Total Class C transactions	333,585	484,472

Class Y
Capital shares sold [ 3 and 3 shares, respectively ]	34	25
Capital shares redeemed [ (3) and 0 shares, respectively ]	(34)	(1)

Total Class Y transactions	—	24

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,524,254	2,566,345

TOTAL INCREASE IN NET ASSETS	4,581,893	2,562,326
NET ASSETS:
Beginning of period	2,602,326	40,000

End of period (a)	$7,184,219	$2,602,326

__________ (a) Includes accumulated undistributed net investment income of	$28,787	$17,711

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $ 17,261,623)	$17,744,707
Unaffiliated issuers (Amortized cost $ 24,488)	24,488
Cash	42,650
Receivable for Fund shares sold	42,334
Dividends, interest and other receivables	21,506
Receivable from investment manager	1,807
Other assets	34,039

Total assets	17,911,531

LIABILITIES
Distribution fees payable	9,347
Recoupment fees payable	8,356
Administrative fees payable	5,225
Trustees’ fees payable	814

Total liabilities	23,742

NET ASSETS	$17,887,789

Net assets were comprised of:
Paid in capital	$17,202,836
Accumulated undistributed net investment income	1,829
Accumulated undistributed net realized gain	200,040
Unrealized appreciation on investments	483,084

Net assets	$17,887,789

Class A
Net asset value and redemption price per share, $10,875,604 / 1,022,550 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.64
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.17

Class B
Net asset value and offering price per share, $4,406,456 / 414,902 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

Class C
Net asset value and offering price per share, $2,398,706 / 225,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.63

Class Y
Net asset value, offering and redemption price per share, $ 207,023 / 19,439 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.65

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$167,265
Interest	1,241

Total income	168,506

EXPENSES
Administrative fees	27,282
Investment management fees	13,150
Transfer agent fees	12,957
Professional fees	12,199
Registration and filing fees	10,204
Custodian fees	7,324
Printing and mailing expenses	2,540
Trustees’ fees	1,142
Sub-Transfer agent fees	89
Distribution fees - Class A	16,287
Distribution fees - Class B	19,309
Distribution fees - Class C	9,924
Miscellaneous	1,449

Gross expenses	133,856
Less: Waiver from investment advisor	(40,432)
Reimbursement from investment manager	(30,941)

Net expenses	62,483

NET INVESTMENT INCOME	106,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(15,995)
Net distributions of realized gain received from Underlying Portfolios	218,568

Net realized gain on securities	202,573

Net change in unrealized appreciation on securities	504,292

NET REALIZED AND UNREALIZED GAIN	706,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$812,888

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months Ended April 30, 2006 (Unaudited)	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$106,023	$26,538
Net change in realized gains on investments	202,573	54,645
Net change in unrealized appreciation (depreciation) on investments	504,292	(21,208)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	812,888	59,975

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(78,160)	—
Class B	(34,391)	—
Class C	(18,103)	—
Class Y	(200)	—

	(130,854)	—

Distributions from net realized capital gains
Class A	(27,446)	—
Class B	(19,444)	—
Class C	(10,235)	—
Class Y	(53)	—

	(57,178)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(188,032)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [716,122 and 441,856 shares, respectively]	7,449,735	4,476,672
Capital shares issued in reinvestment of dividends and distributions [10,189 and 0 shares, respectively]	104,595	—
Capital shares redeemed [(137,624) and (8,993) shares, respectively]	(1,439,065)	(92,198)

Total Class A transactions	6,115,265	4,384,474

Class B
Capital shares sold [116,549 and 356,433 shares, respectively]	1,207,502	3,575,709
Capital shares issued in reinvestment of dividends and distributions [5,082 and 0 shares, respectively]	52,140	—
Capital shares redeemed [(33,335) and (30,827) shares, respectively]	(346,648)	(314,518)

Total Class B transactions	912,994	3,261,191

Class C
Capital shares sold [123,560 and 111,180 shares, respectively]	1,277,525	1,123,347
Capital shares issued in reinvestment of dividends and distributions [2,487 and 0 shares, respectively]	25,516	—
Capital shares redeemed [(12,374) and (95) shares, respectively]	(129,738)	(960)

Total Class C transactions	1,173,303	1,122,387

Class Y
Capital shares sold [18,437 and 2 shares, respectively]	193,319	25

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,394,881	8,768,077

TOTAL INCREASE IN NET ASSETS	9,019,737	8,828,052
NET ASSETS:
Beginning of period	8,868,052	40,000

End of period (a)	$17,887,789	$8,868,052

__________
(a) Includes accumulated undistributed net investment income of	$1,829	$26,660

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments in affiliates at value (Cost $115,946,653)	$124,898,143
Cash	200,808
Dividends, interest and other receivables	69,042
Receivable for Fund shares sold	52,945
Receivable from investment manager	51,384
Other assets	65,257

Total assets	125,337,579

LIABILITIES
Distribution fees payable	68,363
Payable for Fund shares redeemed	21,310
Administrative fees payable	18,060
Trustees’ fees payable	5,162

Total liabilities	112,895

NET ASSETS	$125,224,684

Net assets were comprised of:
Paid in capital	$135,645,966
Accumulated overdistributed net investment income	(659,740)
Accumulated net realized loss	(18,713,032)
Unrealized appreciation on investments	8,951,490

Net assets	$125,224,684

Class A
Net asset value and redemption price per share, $73,608,493 / 9,326,270 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.89
Maximum sales charge (4.75% of offering price)	0.39

Maximum offering price to public	$8.28

Class B
Net asset value and offering price per share, $42,615,986 / 5,529,485 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.71

Class C
Net asset value and offering price per share, $8,603,886 / 1,120,511 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.68

Class Y
Net asset value, offering and redemption price per share, $396,319 / 49,821 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.95

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,198,059
Interest	27,774

Total income	1,225,833

EXPENSES
Transfer agent fees	155,366
Investment management fees	117,021
Administrative fees	105,943
Professional fees	34,226
Registration and filing fees	27,297
Printing and mailing expenses	21,157
Custodian fees	19,460
Sub-Transfer agent fees	13,223
Trustees’ fees	11,051
Distribution fees - Class A	149,317
Distribution fees - Class B	213,464
Distribution fees - Class C	37,914
Miscellaneous	7,416

Gross expenses	912,855
Less: Waiver from investment advisor	(117,021)
Reimbursement from investment manager	(239,411)
Fees paid indirectly	(70,770)

Net expenses	485,653

NET INVESTMENT INCOME	740,180

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,490,495
Net distributions of realized gain received from Underlying Portfolios	3,036,035

Net realized gain on securities	4,526,530

Net change in unrealized appreciation on securities	6,942,278

NET REALIZED AND UNREALIZED GAIN	11,468,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,208,988

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$740,180	$794,102
Net realized gain on investments	4,526,530	12,356,568
Net change in unrealized appreciation (depreciation) on investments	6,942,278	(3,606,863)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,208,988	9,543,807

DIVIDENDS:
Dividends from net investment income
Class A	(1,204,478)	(500,632)
Class B	(587,085)	(143,249)
Class C	(98,269)	(18,354)
Class Y	(8,885)	(4,511)

TOTAL DIVIDENDS	(1,898,717)	(666,746)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,711,605 and 10,381,882 shares, respectively]	13,035,467	73,552,486
Capital shares issued in reinvestment of dividends and distributions [154,151 and 67,141 shares, respectively]	1,145,435	476,033
Capital shares redeemed [(1,023,896) and (11,098,260) shares, respectively]	(7,790,359)	(78,557,353)

Total Class A transactions	6,390,543	(4,528,834)

Class B
Capital shares sold [651,149 and 7,306,986 shares, respectively]	4,824,756	50,508,408
Capital shares issued in reinvestment of dividends and distributions [77,730 and 19,867 shares, respectively]	565,046	137,701
Capital shares redeemed [(1,191,099) and (9,464,370) shares, respectively]	(8,825,244)	(65,406,621)

Total Class B transactions	(3,435,442)	(14,760,512)

Class C
Capital shares sold [292,509 and 1,171,027 shares, respectively]	2,174,573	8,074,994
Capital shares issued in reinvestment of dividends and distributions [13,212 and 2,537 shares, respectively]	95,692	17,531
Capital shares redeemed [(201,718) and (1,189,263) shares, respectively]	(1,482,999)	(8,192,917)

Total Class C transactions	787,266	(100,392)

Class Y
Capital shares sold [9,986 and 44,937 shares, respectively]	75,014	320,827
Capital shares issued in reinvestment of dividends and distributions [1,017 and 541 shares, respectively]	7,607	3,859
Capital shares redeemed [(3,131) and (59,566) shares, respectively]	(24,857)	(425,116)

Total Class Y transactions	57,764	(100,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,800,131	(19,490,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,110,402	(10,613,107)
NET ASSETS:
Beginning of period	111,114,282	121,727,389

End of period (a)	$125,224,684	$111,114,282

__________ (a) Includes accumulated undistributed (overdistributed) net investment income of	$(659,740)	$498,797

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $12,358,057)	$13,284,708
Unaffiliated issuers (Amortized cost $16,921)	16,921
Cash	22,928
Receivable for Fund shares sold	103,079
Receivable from investment manager	1,999
Dividends, interest and other receivables	1,287
Other assets	29,371

Total assets	13,460,293

LIABILITIES
Recoupment fees payable	7,867
Distribution fees payable	7,311
Administrative fees payable	4,627
Trustees’ fees payable	609
Accrued expenses	147

Total liabilities	20,561

NET ASSETS	$13,439,732

Net assets were comprised of:
Paid in capital	$12,354,007
Accumulated overdistributed net investment income	(84,660)
Accumulated undistributed net realized gain	243,734
Unrealized appreciation on investments	926,651

Net assets	$13,439,732

Class A
Net asset value and redemption price per share, $6,856,037 / 586,378 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.69
Maximum sales charge (4.75% of offering price)	0.58

Maximum offering price to public	$12.27

Class B
Net asset value and offering price per share, $3,340,645 / 286,080 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.68

Class C
Net asset value and offering price per share, $3,106,312 / 266,245 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.67

Class Y
Net asset value, offering and redemption price per share, $136,738 / 11,690 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.70

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$53,322
Interest	1,087

Total income	54,409

EXPENSES
Administrative fees	23,959
Transfer agent fees	14,149
Professional fees	11,420
Registration and filing fees	10,035
Investment management fees	8,755
Custodian fees	6,603
Printing and mailing expenses	1,815
Trustees’ fees	749
Sub-Transfer agent fees	89
Distribution fees - Class A	10,090
Distribution fees - Class B	10,811
Distribution fees - Class C	10,192
Miscellaneous	1,213

Gross expenses	109,880
Less: Waiver from investment advisor	(32,714)
Reimbursement from investment manager	(34,903)

Net expenses	42,263

NET INVESTMENT INCOME	12,146

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	14,533
Net distributions of realized gain received from
Underlying Portfolios	231,979

Net realized gain on securities	246,512

Net change in unrealized appreciation on securities	853,080

NET REALIZED AND UNREALIZED GAIN	1,099,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,111,738

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months Ended April 30, 2006 (Unaudited)	January 10, 2005* to October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,146	$(11,150)
Net realized gain on investments	246,512	43,143
Net change in unrealized appreciation on investments	853,080	73,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,111,738	105,564

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(56,827)	—
Class B	(20,471)	—
Class C	(19,148)	—
Class Y	(291)	—

	(96,737)	—

Distributions from net realized capital gains
Class A	(17,127)	—
Class B	(9,164)	—
Class C	(8,572)	—
Class Y	(69)	—

	(34,932)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(131,669)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [361,907 and 269,770 shares, respectively]	4,041,336	2,772,127
Capital shares issued in reinvestment of dividends and distributions [6,791 and 0 shares, respectively]	73,422	—
Capital shares redeemed [(44,823) and (8,267) shares, respectively]	(505,117)	(88,299)

Total Class A transactions	3,609,641	2,683,828

Class B
Capital shares sold [177,797 and 116,773 shares, respectively]	1,974,073	1,196,775
Capital shares issued in reinvestment of dividends and distributions [2,714 and 0 shares, respectively]	29,339	—
Capital shares redeemed [(11,215) and (989) shares, respectively]	(124,487)	(10,662)

Total Class B transactions	1,878,925	1,186,113

Class C
Capital shares sold [160,093 and 114,058 shares, respectively]	1,781,424	1,155,514
Capital shares issued in reinvestment of dividends and distributions [2,552 and 0 shares, respectively]	27,530	—
Capital shares redeemed [(10,556) and (902) shares, respectively]	(118,016)	(9,543)

Total Class C transactions	1,690,938	1,145,971

Class Y
Capital shares sold [10,891 and 164 shares, respectively]	121,068	1,735
Capital shares issued in reinvestment of dividends and distributions [6 and 0 shares, respectively]	67	—
Capital shares redeemed [(371) and (0) shares, respectively]	(4,184)	(3)

Total Class Y transactions	116,951	1,732

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,296,455	5,017,644

TOTAL INCREASE IN NET ASSETS	8,276,524	5,123,208
NET ASSETS:
Beginning of period	5,163,208	40,000

End of period (a)	$13,439,732	$5,163,208

__________ (a) Includes accumulated overdistributed net investment income of	$(84,660)	$(69)

* The Fund commenced operations on January 10, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $8,853,750)	$11,343,530
Cash	4,872
Receivable for securities sold	148,684
Receivable from investment manager	14,349
Dividends, interest and other receivables	4,608
Receivable for Fund shares sold	1,239
Other assets	27,945

Total assets	11,545,227

LIABILITIES
Payable for securities purchased	136,659
Payable for Fund shares redeemed	45,841
Administrative fees payable	13,320
Distribution fees payable	1,510
Trustees’ fees payable	733
Accrued expenses	43,262

Total liabilities	241,325

NET ASSETS	$11,303,902

Net assets were comprised of:
Paid in capital	$10,226,558
Accumulated net investment loss	(60,791)
Accumulated net realized loss	(1,351,644)
Unrealized appreciation on investments	2,489,779

Net assets	$11,303,902

Class A
Net asset value and redemption price per share, $668,518 / 65,557 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20
Maximum sales charge (4.75% of offering price)	0.51

Maximum offering price to public	$10.71

Class B
Net asset value, offering and redemption price per share, $372,189 / 37,376 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class C
Net asset value, offering and redemption price per share, $237,300 / 23,848 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.95

Class P
Net asset value and redemption price per share, $3,593,580 / 351,362 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.83

Class Y
Net asset value, offering and redemption price per share, $6,432,315 / 625,399 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.29

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19 foreign withholding tax)	$31,906
Interest	4,982

Total income	36,888

EXPENSES
Administrative fees	78,055
Investment management fees	57,006
Professional fees	25,658
Registration and filing fees	22,185
Transfer agent fees	11,668
Custodian fees	5,067
Printing and mailing expenses	3,018
Trustees’ fees	1,080
Sub-Transfer agent fees	28
Distribution fees - Class A	1,239
Distribution fees - Class B	1,578
Distribution fees - Class C	1,320
Distribution fees - Class P	4,746
Miscellaneous	2,326

Gross expenses	214,974
Less: Waiver from investment advisor	(135,061)
Reimbursement from investment manager	(2,595)
Fees paid indirectly	(1,147)

Net expenses	76,171

NET INVESTMENT LOSS	(39,283)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	558,394
Net change in unrealized depreciation on securities	(23,109)

NET REALIZED AND UNREALIZED GAIN	535,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$496,002

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(39,283)	$(58,549)
Net realized gain on investments	558,394	175,976
Net change in unrealized appreciation (depreciation) on investments	(23,109)	1,054,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	496,002	1,171,971

DIVIDENDS:
Dividends from net investment income
Class Y	—	(5,977)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [32,647 and 40,553 shares, respectively]	335,987	372,821
Capital shares redeemed [(5,173) and (2,470) shares, respectively]	(53,305)	(23,550)

Total Class A transactions	282,682	349,271

Class B
Capital shares sold [23,953 and 12,539 shares, respectively]	243,391	114,405
Capital shares redeemed [(3,239) and (290,727) shares, respectively]	(32,472)	(2,589,013)

Total Class B transactions	210,919	(2,474,608)

Class C
Capital shares sold [991 and 1,140 shares, respectively]	10,186	10,879
Capital shares redeemed [(5,026) and (4,012) shares, respectively]	(51,278)	(35,806)

Total Class C transactions	(41,092)	(24,927)

Class P
Capital shares sold [0 and 292,629 shares, respectively]	—	2,647,891
Capital shares redeemed [(34,586) and (151,424) shares, respectively]	(356,981)	(1,388,763)

Total Class P transactions	(356,981)	1,259,128

Class Y
Capital shares sold [3,065 and 2,088 shares, respectively]	32,031	20,806
Capital shares issued in reinvestment of dividends and distributions [0 and 51 shares, respectively]	—	475
Capital shares redeemed [(7,921) and (18,153) shares, respectively]	(81,748)	(171,253)

Total Class Y transactions	(49,717)	(149,972)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	45,811	(1,041,108)

TOTAL INCREASE IN NET ASSETS	541,813	124,886
NET ASSETS:
Beginning of period	10,762,089	10,637,203

End of period (a)	$11,303,902	$10,762,089

__________ (a) Includes accumulated net investment loss of	$(60,791)	$(21,508)

* Class A commenced operations on December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $11,342,616)	$13,178,368
Receivable for securities sold	68,922
Dividends, interest and other receivables	14,275
Receivable from investment manager	12,642
Receivable for Fund shares sold	5,643
Other assets	28,038

Total assets	13,307,888

LIABILITIES
Overdraft payable	66,582
Payable for securities purchased	78,545
Payable for Fund shares redeemed	15,971
Administrative fees payable	13,599
Distribution fees payable	1,620
Trustees’ fees payable	946
Accrued expenses	44,918

Total liabilities	222,181

NET ASSETS	$13,085,707

Net assets were comprised of:
Paid in capital	$10,732,871
Accumulated overdistributed net investment income	(3,167)
Accumulated undistributed net realized gain	520,021
Unrealized appreciation on investments	1,835,982

Net assets	$13,085,707

Class A
Net asset value and redemption price per share, $590,482 / 51,259 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52
Maximum sales charge (4.75% of offering price)	0.57

Maximum offering price to public	$12.09

Class B
Net asset value, offering and redemption price per share, $317,474 / 28,231 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25

Class C
Net asset value, offering and redemption price per share, $332,437 / 29,556 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.25

Class P
Net asset value and redemption price per share, $4,155,365 / 360,708 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.19

Class Y
Net asset value, offering and redemption price per share, $7,689,949 / 666,115 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.54

STATEMENT OF OPERATIONS

For Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $506 foreign withholding tax)	$102,414
Interest	3,638

Total income	106,052

EXPENSES
Administrative fees	79,192
Investment management fees	64,502
Professional fees	25,952
Registration and filing fees	22,164
Transfer agent fees	12,516
Printing and mailing expenses	3,302
Custodian fees	1,685
Trustees’ fees	1,229
Sub-Transfer agent fees	248
Distribution fees - Class A	1,198
Distribution fees - Class B	1,332
Distribution fees - Class C	1,946
Distribution fees - Class P	5,272
Miscellaneous	2,334

Gross expenses	222,872
Less: Waiver from investment advisor	(135,700)
Fees paid indirectly	(391)

Net expenses	86,781

NET INVESTMENT INCOME	19,271

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	609,104
Foreign currency transactions	(64)

Net realized gain	609,040

Change in unrealized appreciation on:
Securities	531,240
Foreign currency translations	230

Net change in unrealized appreciation	531,470

NET REALIZED AND UNREALIZED GAIN	1,140,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,159,781

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,271	$77,898
Net realized gain on investments and foreign currency transactions	609,040	1,045,830
Net change in unrealized appreciation on investments and foreign currency translations	531,470	171,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,159,781	1,295,227

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class P	(486)	(10,853)
Class Y	(20,103)	(32,943)

	(20,589)	(43,796)

Distributions from net realized capital gains
Class A*	(20,021)	—
Class B	(9,013)	—
Class C	(14,423)	—
Class P	(155,164)	—
Class Y	(276,455)	—

	(475,076)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(495,665)	(43,796)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [20,627 and 36,799 shares, respectively]	231,583	387,257
Capital shares issued in reinvestment of dividends and distributions [1,321 and 0 shares, respectively]	14,547	—
Capital shares redeemed [(7,303) and (185) shares, respectively]	(81,192)	(2,007)

Total Class A transactions	164,938	385,250

Class B
Capital shares sold [7,060 and 16,331 shares, respectively]	78,083	169,695
Capital shares issued in reinvestment of dividends and distributions [616 and 0 shares, respectively]	6,639	—
Capital shares redeemed [(827) and (300,336) shares, respectively]	(9,224)	(3,030,492)

Total Class B transactions	75,498	(2,860,797)

Class C
Capital shares sold [2,666 and 4,911 shares, respectively]	29,443	51,264
Capital shares issued in reinvestment of dividends and distributions [1,117 and 0 shares, respectively]	12,032	—
Capital shares redeemed [(8,098) and (11,180) shares, respectively]	(91,104)	(116,770)

Total Class C transactions	(49,629)	(65,506)

Class P
Capital shares sold [16 and 305,752 shares, respectively]	171	3,127,892
Capital shares issued in reinvestment of dividends and distributions [13,070 and 917 shares, respectively]	143,767	9,640
Capital shares redeemed [(33,320) and (159,390) shares, respectively]	(377,996)	(1,681,264)

Total Class P transactions	(234,058)	1,456,268

Class Y
Capital shares sold [240 and 485 shares, respectively]	2,922	5,150
Capital shares issued in reinvestment of dividends and distributions [2,100 and 427 shares, respectively]	23,142	4,491
Capital shares redeemed [(3,001) and (32,484) shares, respectively]	(33,948)	(349,521)

Total Class Y transactions	(7,884)	(339,880)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,135)	(1,424,665)

TOTAL INCREASE IN NET ASSETS	612,981	(173,234)
NET ASSETS:
Beginning of period	12,472,726	12,645,960

End of period (a)	$13,085,707	$12,472,726

__________ (a) Includes accumulated overdistributed net investment income of	$(3,167)	$(1,849)

* Class A commenced operations on December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $40,206,098)	$44,453,851
Cash	42,671
Receivable for securities sold	362,310
Dividends, interest and other receivables	45,868
Receivable for Fund shares sold	41,281
Other assets	28,656

Total assets	44,974,637

LIABILITIES
Payable for securities purchased	752,159
Payable for Fund shares redeemed	31,834
Administrative fees payable	17,350
Investment management fees payable	8,136
Distribution fees payable	2,105
Trustees’ fees payable	2,056
Accrued expenses	34,476

Total liabilities	848,116

NET ASSETS	$44,126,521

Net assets were comprised of:
Paid in capital	$38,701,861
Accumulated undistributed net investment income	81,210
Accumulated undistributed net realized gain	1,095,623
Unrealized appreciation on investments	4,247,827

Net assets	$44,126,521

Class A
Net asset value and redemption price per share, $912,449 / 71,635 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.74
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.38

Class B
Net asset value and offering price per share, $641,668 / 50,821 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.63

Class C
Net asset value and offering price per share, $510,081 / 40,374 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.63

Class P
Net asset value and redemption price per share, $4,178,052 / 328,649 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.71
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.45

Class Y
Net asset value, offering and redemption price per share, $37,884,271 / 2,969,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.76

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,464 foreign withholding tax)	$422,037
Interest	19,279

Total income	441,316

EXPENSES
Investment management fees	205,554
Administrative fees	100,539
Professional fees	31,158
Transfer agent fees	25,302
Registration and filing fees	22,200
Custodian fees	9,620
Printing and mailing expenses	8,224
Trustees’ fees	3,872
Sub-Transfer agent fees	114
Distribution fees - Class A	1,261
Distribution fees - Class B	2,425
Distribution fees - Class C	2,548
Distribution fees - Class P	5,192
Miscellaneous	2,421

Gross expenses	420,430
Less: Waiver from investment advisor	(162,297)
Fees paid indirectly	(8,121)

Net expenses	250,012

NET INVESTMENT INCOME	191,304

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,256,865
Foreign currency transactions	(29)

Net realized gain	1,256,836

Change in unrealized appreciation (depreciation) on:
Securities	2,860,196
Foreign currency translations	(95)

Net change in unrealized appreciation	2,860,101

NET REALIZED AND UNREALIZED GAIN	4,116,937

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,308,241

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$191,304	$202,383
Net realized gain on investments and foreign currency transactions	1,256,836	1,500,482
Net change in unrealized appreciation on investments and foreign currency translations	2,860,101	232,882

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,308,241	1,935,747

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(678)	(614)
Class B	—	(36)
Class C	—	(205)
Class P	(15,082)	(41,094)
Class Y	(213,893)	(77,436)

	(229,653)	(119,385)

Distributions from net realized capital gains
Class A*	(16,084)	(1,478)
Class B	(16,454)	(1,001)
Class C	(19,771)	(5,703)
Class P	(159,714)	(74,231)
Class Y	(1,331,637)	(106,147)

	(1,543,660)	(188,560)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,773,313)	(307,945)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [46,869 and 33,692 shares, respectively]	581,727	393,536
Capital shares issued in reinvestment of dividends and distributions [1,027 and 184 shares, respectively]	12,194	2,092
Capital shares redeemed [(6,049) and (4,088) shares, respectively]	(76,222)	(48,733)

Total Class A transactions	517,699	346,895

Class B
Capital shares sold [24,857 and 28,165 shares, respectively]	304,879	329,065
Capital shares issued in reinvestment of dividends and distributions [1,016 and 10 shares, respectively]	11,987	113
Capital shares redeemed [(2,988) and (258,206) shares, respectively]	(36,683)	(2,891,318)

Total Class B transactions	280,183	(2,562,140)

Class C
Capital shares sold [4,340 and 14,016 shares, respectively]	53,083	162,842
Capital shares issued in reinvestment of dividends and distributions [1,367 and 439 shares, respectively]	16,127	4,984
Capital shares redeemed [(6,917) and (7,603) shares, respectively]	(85,291)	(88,763)

Total Class C transactions	(16,081)	79,063

Class P
Capital shares sold [25 and 252,201 shares, respectively]	304	2,839,648
Capital shares issued in reinvestment of dividends and distributions [12,936 and 9,332 shares, respectively]	153,299	105,828
Capital shares redeemed [(27,814) and (123,033) shares, respectively]	(343,466)	(1,432,050)

Total Class P transactions	(189,863)	1,513,426

Class Y
Capital shares sold [362,945 and 2,241,130 shares, respectively]	4,477,431	26,493,398
Capital shares issued in reinvestment of dividends and distributions [103,231 and 1,147 shares, respectively]	1,226,385	13,036
Capital shares redeemed [(248,278) and (124,336) shares, respectively]	(3,055,738)	(1,477,329)

Total Class Y transactions	2,648,078	25,029,105

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,240,016	24,406,349

TOTAL INCREASE IN NET ASSETS	5,774,944	26,034,151
NET ASSETS:
Beginning of period	38,351,577	12,317,426

End of period (a)	$44,126,521	$38,351,577

__________ (a) Includes accumulated undistributed net investment income of	$81,210	$119,559

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $13,283,900)	$16,915,140
Receivable for securities sold	287,620
Receivable for Fund shares sold	33,375
Receivable from investment manager	8,943
Dividends, interest and other receivables	3,609
Other assets	28,339

Total assets	17,277,026

LIABILITIES
Overdraft payable	103,865
Payable for securities purchased	221,879
Payable for fund shares redeemed	51,139
Administrative fees payable	14,043
Distribution fees payable	2,917
Trustees’ fees payable	1,061
Accrued expenses	51,160

Total liabilities	446,064

NET ASSETS	$16,830,962

Net assets were comprised of:
Paid in capital	$12,740,859
Accumulated net investment loss	(102,069)
Accumulated undistributed net realized gain	560,932
Unrealized appreciation on investments	3,631,240

Net assets	$16,830,962

Class A
Net asset value and redemption price per share, $2,091,827 / 174,569 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.98
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.58

Class B
Net asset value and offering price per share, $821,752 / 70,745 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.62

Class C
Net asset value and offering price per share, $584,230 / 50,350 shares outstanding (unlimited amount authorized: $0.001 par value	$11.60

Class P
Net asset value and redemption price per share, $5,455,508 / 454,499 shares outstanding (unlimited amount authorized: $0.001 par value	$12.00
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.70

Class Y
Net asset value, offering and redemption price per share, $7,877,645 / 649,309 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.13

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3 foreign withholding tax)	$29,761
Interest	8,859

Total income	38,620

EXPENSES
Investment management fees	88,682
Administrative fees	80,606
Professional fees	26,223
Registration and filing fees	23,376
Transfer agent fees	16,271
Custodian fees	14,705
Printing and mailing expenses	3,519
Trustees’ fees	1,364
Sub-Transfer agent fees	58
Distribution fees - Class A	2,906
Distribution fees - Class B	2,121
Distribution fees - Class C	2,369
Distribution fees - Class P	6,740
Miscellaneous	2,830

Gross expenses	271,770
Less: Waiver from investment advisor	(150,347)
Fees paid indirectly	(2,666)

Net expenses	118,757

NET INVESTMENT LOSS	(80,137)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,117,560
Net change in unrealized appreciation on securities	1,717,635

NET REALIZED AND UNREALIZED GAIN	2,835,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,755,058

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(80,137)	$(156,385)
Net realized gain on investments	1,117,560	1,423,444
Net change in unrealized appreciation on investments	1,717,635	150,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,755,058	1,417,983

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [101,864 and 117,244 shares, respectively]	1,175,677	1,143,736
Capital shares redeemed [(16,735) and (27,804) shares, respectively]	(189,283)	(281,976)

Total Class A transactions	986,394	861,760

Class B
Capital shares sold [52,672 and 15,316 shares, respectively]	583,477	144,675
Capital shares redeemed [(2,118) and (370,206) shares, respectively]	(23,384)	(3,328,423)

Total Class B transactions	560,093	(3,183,748)

Class C
Capital shares sold [18,924 and 4,750 shares, respectively]	204,920	44,426
Capital shares redeemed [(2,977) and (10,887) shares, respectively]	(34,152)	(101,640)

Total Class C transactions	170,768	(57,214)

Class P
Capital shares sold [0 and 365,203 shares, respectively]	—	3,352,503
Capital shares redeemed [(59,032) and (160,899) shares, respectively]	(665,482)	(1,546,319)

Total Class P transactions	(665,482)	1,806,184

Class Y
Capital shares sold [14,924 and 24,739 shares, respectively]	170,156	232,298
Capital shares redeemed [(3, 210) and (45,139) shares, respectively]	(37,404)	(431,924)

Total Class Y transactions	132,752	(199,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,184,525	(772,644)

TOTAL INCREASE IN NET ASSETS	3,939,583	645,339
NET ASSETS:
Beginning of period	12,891,379	12,246,040

End of period (a)	$16,830,962	$12,891,379

__________ (a) Includes accumulated net investment loss of	$(102,069)	$(21,932)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $15,837,998)	$19,573,814
Receivable for securities sold	237,535
Receivable for Fund shares sold	40,487
Dividends, interest and other receivables	9,784
Receivable from investment manager	7,842
Other assets	28,272

Total assets	19,897,734

LIABILITIES
Overdraft payable	40,452
Payable for securities purchased	184,288
Payable for Fund shares redeemed	34,385
Administrative fees payable	14,516
Trustees’ fees payable	1,274
Distribution fees payable	3,377
Accrued expenses	55,087

Total liabilities	333,379

NET ASSETS	$19,564,355

Net assets were comprised of:
Paid in capital	$14,783,910
Accumulated net investment loss	(44,338)
Accumulated undistributed net realized gain	1,088,967
Unrealized appreciation on investments	3,735,816

Net assets	$19,564,355

Class A
Net asset value and redemption price per share, $2,296,549 / 178,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.87
Maximum sales charge (4.75% of offering price)	0.64

Maximum offering price to public	$13.51

Class B
Net asset value, and offering price per share, $813,855 / 64,849 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.55

Class C
Net asset value, and offering price per share, $638,884 / 51,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.53

Class P
Net asset value and redemption price per share, $6,912,715 / 536,008 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.90
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.65

Class Y
Net asset value, offering and redemption price per share, $8,902,352 / 685,513 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.99

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $107 foreign withholding tax)	$120,821
Interest	8,039

Total income	128,860

EXPENSES
Investment management fees	109,467
Administrative fees	83,234
Professional fees	26,918
Registration and filing fees	23,402
Custodian fees	18,269
Transfer agent fees	17,559
Printing and mailing expenses	4,200
Trustees’ fees	1,715
Sub-Transfer agent fees	134
Distribution fees - Class A	3,875
Distribution fees - Class B	2,952
Distribution fees - Class C	2,969
Distribution fees - Class P	8,562
Miscellaneous	3,063

Gross expenses	306,319
Less: Waiver from investment advisor	(155,667)
Fees paid indirectly	(1,280)

Net expenses	149,372

NET INVESTMENT LOSS	(20,512)

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	1,169,186
Foreign currency transactions	24

Net realized gain	1,169,210

Net change in unrealized appreciation on securities	1,815,792

NET REALIZED AND UNREALIZED GAIN	2,985,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,964,490

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(20,512)	$(43,282)
Net realized gain on investments and foreign currency transactions	1,169,210	2,375,640
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,815,792	(554,063)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,964,490	1,778,295

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(152,757)	—
Class B	(52,425)	—
Class C	(60,784)	—
Class P	(698,172)	—
Class Y	(888,355)	—

TOTAL DISTRIBUTIONS	(1,852,493)	—

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [84,676 and 108,842 shares, respectively]	1,053,742	1,328,098
Capital shares issued in reinvestment of dividends and distributions [12,132 and 0 shares, respectively]	140,129	—
Capital shares redeemed [(19,494) and (7,650) shares, respectively]	(244,272)	(93,218)

Total Class A transactions	949,599	1,234,880

Class B
Capital shares sold [34,522 and 31,618 shares, respectively]	417,622	376,048
Capital shares issued in reinvestment of dividends and distributions [3,585 and 0 shares, respectively]	40,486	—
Capital shares redeemed [(7,741) and (348,843) shares, respectively]	(92,357)	(3,881,559)

Total Class B transactions	365,751	(3,505,511)

Class C
Capital shares sold [6,116 and 14,028 shares, respectively]	74,623	167,889
Capital shares issued in reinvestment of dividends and distributions [4,716 and 0 shares, respectively]	53,148	—
Capital shares redeemed [(5,255) and (11,307) shares, respectively]	(64,207)	(134,418)

Total Class C transactions	63,564	33,471

Class P
Capital shares sold [95 and 342,688 shares, respectively]	1,529	3,868,153
Capital shares issued in reinvestment of dividends and distributions [55,366 and 0 shares, respectively]	640,587	—
Capital shares redeemed [(58,510) and (160,799) shares, respectively]	(733,085)	(1,937,983)

Total Class P transactions	(90,969)	1,930,170

Class Y
Capital shares sold [13,647 and 64,729 shares, respectively]	168,293	766,888
Capital shares issued in reinvestment of dividends and distributions [10,168 and 0 shares, respectively]	118,356	—
Capital shares redeemed [(9,489) and (80,237) shares, respectively]	(121,967)	(978,260)

Total Class Y transactions	164,682	(211,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,452,627	(518,362)

TOTAL INCREASE IN NET ASSETS	2,564,624	1,259,933
NET ASSETS:
Beginning of period	16,999,731	15,739,798

End of period (a)	$19,564,355	$16,999,731

__________ (a) Includes accumulated net investment loss of	$(44,338)	$(23,826)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $35,313,446)	$45,854,583
Cash	177,225
Foreign cash (Cost $228,637)	233,192
Receivable for securities sold	365,371
Dividends, interest and other receivables	199,864
Receivable for Fund shares sold	105,036
Unrealized appreciation of forward foreign currency contracts	3,438
Other assets	61,107

Total assets	46,999,816

LIABILITIES
Payable for securities purchased	469,520
Administrative fees payable	17,620
Investment management fees payable	14,956
Unrealized depreciation of forward foreign currency contracts	14,120
Payable for Fund shares redeemed	11,109
Distribution fees payable	5,357
Trustees’ fees payable	2,284
Variation margin payable on futures contracts	983
Accrued expenses	47,659

Total liabilities	583,608

NET ASSETS	$46,416,208

Net assets were comprised of:
Paid in capital	$32,638,580
Accumulated overdistributed net investment income	(245,290)
Accumulated undistributed net realized gain	3,485,432
Unrealized appreciation on investments	10,537,486

Net assets	$46,416,208

Class A
Net asset value and redemption price per share, $3,771,894 / 238,480 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.82
Maximum sales charge (4.75% of offering price)	0.79

Maximum offering price to public	$16.61

Class B
Net asset value and offering price per share, $2,606,758 / 165,783 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.72

Class C
Net asset value and offering price per share, $1,339,296 / 85,118 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.73

Class P
Net asset value and redemption price per share, $4,733,998 / 299,947 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.78
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.70

Class Y
Net asset value, offering and redemption price per share, $33,964,262 / 2,147,683 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.81

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $38,802 foreign withholding tax)	$367,746
Interest	7,595

Total income	375,341

EXPENSES
Investment management fees	258,085
Administrative fees	103,386
Custodian fees	47,515
Professional fees	32,442
Transfer agent fees	28,044
Registration and filing fees	22,207
Printing and mailing expenses	8,859
Trustees’ fees	4,212
Sub-Transfer agent fees	429
Distribution fees - Class A	6,035
Distribution fees - Class B	8,010
Distribution fees - Class C	4,736
Distribution fees - Class P	5,575
Miscellaneous	2,381

Gross expenses	531,916
Less: Waiver from investment advisor	(144,542)
Fees paid indirectly	(4,006)

Net expenses	383,368

NET INVESTMENT LOSS	(8,027)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	3,538,744
Futures	10,756
Foreign currency transactions	(2,352)

Net realized gain	3,547,148

Change in unrealized appreciation (depreciation) on:
Securities	6,848,730
Futures	(429)
Foreign currency translations	(3,645)

Net change in unrealized appreciation	6,844,656

NET REALIZED AND UNREALIZED GAIN	10,391,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,383,777

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,027)	$183,254
Net realized gain on investments and foreign currency transactions	3,547,148	1,883,003
Net change in unrealized appreciation on investments and foreign currency translations	6,844,656	1,939,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,383,777	4,006,236

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(11,073)	(734)
Class B	—	(107)
Class C	—	(592)
Class P	(32,815)	(44,135)
Class Y	(365,963)	(88,777)

	(409,851)	(134,345)

Distributions from net realized capital gains
Class A*	(81,224)	(276)
Class B	(43,376)	(178)
Class C	(30,913)	(981)
Class P	(176,059)	(12,995)
Class Y	(1,463,338)	(20,475)

	(1,794,910)	(34,905)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,204,761)	(169,250)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 123,806 and 148,181 shares, respectively ]	1,792,376	1,848,860
Capital shares issued in reinvestment of dividends and distributions [ 6,218 and 83 shares, respectively ]	85,000	1,010
Capital shares redeemed [ (23,079) and (16,729) shares, respectively ]	(342,372)	(220,674)

Total Class A transactions	1,535,004	1,629,196

Class B
Capital shares sold [ 110,801 and 58,620 shares, respectively ]	1,584,900	727,672
Capital shares issued in reinvestment of dividends and distributions [ 2,617 and 0 shares, respectively ]	35,645	—
Capital shares redeemed [ (4,693) and (249,435) shares, respectively ]	(66,958)	(2,930,627)

Total Class B transactions	1,553,587	(2,202,955)

Class C
Capital shares sold [ 36,073 and 27,852 shares, respectively ]	524,930	341,970
Capital shares issued in reinvestment of dividends and distributions [ 2,006 and 106 shares, respectively ]	27,326	1,283
Capital shares redeemed [ (5,258) and (6,503) shares, respectively ]	(76,748)	(81,224)

Total Class C transactions	475,508	262,029

Class P
Capital shares sold [ 27 and 244,067 shares, respectively ]	517	2,887,280
Capital shares issued in reinvestment of dividends and distributions [ 14,296 and 4,531 shares, respectively ]	194,846	54,963
Capital shares redeemed [ (34,771) and (101,924) shares, respectively ]	(499,312)	(1,268,785)

Total Class P transactions	(303,949)	1,673,458

Class Y
Capital shares sold [ 229,298 and 2,113,446 shares, respectively ]	3,327,331	25,866,392
Capital shares issued in reinvestment of dividends and distributions [ 103,664 and 498 shares, respectively ]	1,415,016	6,051
Capital shares redeemed [ (727,519) and (193,707) shares, respectively ]	(10,632,388)	(2,459,915)

Total Class Y transactions	(5,890,041)	23,412,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,629,891)	24,774,256

TOTAL INCREASE IN NET ASSETS	5,549,125	28,611,242
NET ASSETS:
Beginning of period	40,867,083	12,255,841

End of period (a)	$46,416,208	$40,867,083

__________ (a) Includes accumulated undistributed (overdistributed) net investment income of	$(245,290)	$172,588

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $64,765,582)	$71,557,098
Foreign cash (Cost $35,200)	35,766
Receivable for securities sold	1,304,677
Receivable for Fund shares sold	153,652
Dividends, interest and other receivables	6,868
Other assets	134,273

Total assets	73,192,334

LIABILITIES
Overdraft payable	172,827
Payable for securities purchased	1,454,564
Payable for Fund shares redeemed	173,973
Options written, at value (Premiums received $83,531)	141,000
Distribution fees payable	40,834
Administrative fees payable	20,847
Investment management fees payable	18,683
Trustees’ fees payable	4,078

Total liabilities	2,026,806

NET ASSETS	$71,165,528

Net assets were comprised of:
Paid in capital	$323,065,757
Accumulated net investment loss	(640,298)
Accumulated overdistributed net realized gain	(257,994,607)
Unrealized appreciation on investments	6,734,676

Net assets	$71,165,528

Class A
Net asset value and redemption price per share, $25,560,972 / 2,443,026 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.46
Maximum sales charge (4.75% of offering price)	0.52

Maximum offering price to public	$10.98

Class B
Net asset value and offering price per share, $29,690,273 / 2,920,111 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.17

Class C
Net asset value and offering price per share, $7,887,367 / 775,873 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.17

Class P
Net asset value and redemption price per share, $1,288,965 / 122,692 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.51
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.12

Class Y
Net asset value, offering and redemption price per share, $6,737,951 / 636,790 shares outstanding (Unlimited amount authorized: $0.001 par value)	$10.58

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,215 foreign withholding tax)	$136,536
Interest	88,045

Total income	224,581

EXPENSES
Investment management fees	463,786
Transfer agent fees	202,971
Administrative fees	123,452
Professional fees	39,470
Custodian fees	25,160
Registration and filing fees	22,506
Printing and mailing expenses	14,245
Trustees’ fees	6,783
Sub-Transfer agent fees	2,039
Distribution fees - Class A	55,779
Distribution fees - Class B	153,127
Distribution fees - Class C	40,337
Distribution fees - Class P	1,631
Miscellaneous	1,754

Gross expenses	1,153,040
Less: Waiver from investment advisor	(295,474)
Fees paid indirectly	(12,577)

Net expenses	844,989

NET INVESTMENT LOSS	(620,408)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,474,312
Options written	(281,549)
Foreign currency transactions	(12,668)

Net realized gain	5,180,095

Change in unrealized appreciation (depreciation) on:
Securities	4,306,167
Options written	(53,173)
Foreign currency translations	873

Net change in unrealized appreciation	4,253,867

NET REALIZED AND UNREALIZED GAIN	9,433,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,813,554

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(620,408)	$(229,701)
Net realized gain on investments and foreign currency transactions	5,180,095	7,713,003
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,253,867	(5,971,136)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,813,554	1,512,166

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(1,672,767)	—
Class B	(2,182,285)	—
Class C	(558,246)	—
Class P	(90,823)	—
Class Y	(453,192)	—

TOTAL DISTRIBUTIONS	(4,957,313)	—

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 247,910 and 123,115 shares, respectively ]	2,554,666	1,217,038
Capital shares issued in connection with merger (Note) [ 0 and 2,443,191 shares, respectively ]	—	23,967,706
Capital shares issued in reinvestment of dividends and distributions [ 162,028 and 0 shares, respectively]	1,592,470	—
Capital shares redeemed [ (317,445) and (215,773) shares, respectively ]	(3,275,318)	(2,125,270)

Total Class A transactions	871,818	23,059,474

Class B
Capital shares sold [ 115,214 and 125,535 shares, respectively ]	1,160,563	1,244,849
Capital shares issued in connection with merger (Note) [ 0 and 3,176,784 shares, respectively ]	—	30,428,133
Capital shares issued in reinvestment of dividends and distributions [ 212,705 and 0 shares, respectively]	2,032,960	—
Capital shares redeemed [ (511,492) and (317,999) shares, respectively ]	(5,112,470)	(2,972,918)

Total Class B transactions	(1,918,947)	28,700,064

Class C
Capital shares sold [ 81,615 and 42,981 shares, respectively ]	817,801	429,444
Capital shares issued in connection with merger (Note) [ 0 and 846,495 shares, respectively ]	—	8,109,425
Capital shares issued in reinvestment of dividends and distributions [ 54,488 and 0 shares, respectively]	521,457	—
Capital shares redeemed [ (161,723) and (95,676) shares, respectively ]	(1,624,454)	(917,531)

Total Class C transactions	(285,196)	7,621,338

Class P
Capital shares sold [ 0 and 112,359 shares, respectively ]	—	859,797
Capital shares issued in reinvestment of dividends and distributions [8,085 and 0 shares, respectively]	79,606	—
Capital shares redeemed [ (16,017) and (35,712) shares, respectively ]	(163,455)	(335,121)

Total Class P transactions	(83,849)	524,676

Class Y
Capital shares sold [ 9,638 and 8,369 shares, respectively ]	100,615	126,531
Capital shares issued in connection with merger [ 0 and 43,673 shares, respectively ]	—	431,046
Capital shares issued in reinvestment of dividends and distributions [ 3,032 and 0 shares, respectively]	30,077	—
Capital shares redeemed [ (10,044) and (34,805) shares, respectively ]	(106,368)	(327,033)

Total Class Y transactions	24,324	230,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,391,850)	60,136,096

TOTAL INCREASE IN NET ASSETS	2,464,391	61,648,262
NET ASSETS:
Beginning of period	68,701,137	7,052,875

End of period (a)	$71,165,528	$68,701,137

__________ (a) Includes accumulated net investment loss of	$(640,298)	$(19,890)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $8,911,588)	$9,604,390
Foreign cash (Cost $7,092)	7,285
Receivable for securities sold	442,946
Receivable from investment manager	13,644
Dividends, interest and other receivables	13,067
Receivable for Fund shares sold	10,733
Other assets	27,679

Total assets	10,119,744

LIABILITIES
Overdraft payable	4,868
Payable for securities purchased	336,762
Administrative fees payable	13,033
Options written, at value (Premiums received $3,955)	5,385
Distribution fees payable	1,152
Trustees’ fees payable	582
Accrued expenses	50,082

Total liabilities	411,864

NET ASSETS	$9,707,880

Net assets were comprised of:
Paid in capital	$8,646,674
Accumulated net investment loss	(59,019)
Accumulated undistributed net realized gain	428,540
Unrealized appreciation on investments	691,685

Net assets	$9,707,880

Class A
Net asset value and redemption price per share, $875,907 / 80,255 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91
Maximum sales charge (4.75% of offering price)	0.54

Maximum offering price to public	$11.45

Class B
Net asset value, offering and redemption price per share, $376,748 / 35,488 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

Class C
Net asset value, offering and redemption price per share, $208,995 / 19,679 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

Class P
Net asset value and redemption price per share, $1,743,585 / 159,576 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.93
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.57

Class Y
Net asset value, offering and redemption price per share, $6,502,645 / 589,429 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.03

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,468 foreign withholding tax)	$40,288
Interest	6,077

Total income	46,365

EXPENSES
Administrative fees	76,681
Investment management fees	62,290
Professional fees	25,334
Registration and filing fees	22,185
Custodian fees	18,806
Transfer agent fees	11,025
Printing and mailing expenses	2,709
Trustees’ fees	916
Sub-Transfer agent fees	168
Distribution fees - Class A	1,523
Distribution fees - Class B	1,424
Distribution fees - Class C	1,071
Distribution fees - Class P	2,248
Miscellaneous	1,723

Gross expenses	228,103
Less: Waiver from investment advisor	(138,971)
Reimbursement from investment manager	(1,431)
Fees paid indirectly	(2,573)

Net expenses	85,128

NET INVESTMENT LOSS	(38,763)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	600,386
Options written	28,552
Foreign currency transactions	(1,227)

Net realized gain	627,711

Change in unrealized appreciation (depreciation) on:
Securities	(94,584)
Options written	(918)
Foreign currency translations	795

Net change in unrealized depreciation	(94,707)

NET REALIZED AND UNREALIZED GAIN	533,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$494,241

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(38,763)	$(66,185)
Net realized gain on investments and foreign currency transactions	627,711	619,490
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(94,707)	422,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	494,241	975,741

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A*	(30,615)	(5,529)
Class B	(14,747)	(3,357)
Class C	(11,437)	(5,699)
Class P	(103,813)	(116,435)
Class Y	(383,229)	(357,616)

TOTAL DISTRIBUTIONS	(543,841)	(488,636)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 48,249 and 38,038 shares, respectively ]	540,556	408,660
Capital shares issued in reinvestment of dividends and distributions [ 2,222 and 525 shares, respectively ]	24,063	5,529
Capital shares redeemed [ (7,328) and (1,451) shares, respectively ]	(81,323)	(15,774)

Total Class A transactions	483,296	398,415

Class B
Capital shares sold [ 12,905 and 16,816 shares, respectively ]	139,452	176,994
Capital shares issued in reinvestment of dividends and distributions [ 1,040 and 17 shares, respectively ]	10,975	177
Capital shares redeemed [ (259) and (120,655) shares, respectively ]	(2,843)	(1,275,824)

Total Class B transactions	147,584	(1,098,653)

Class C
Capital shares sold [ 6,602 and 9,878 shares, respectively ]	71,934	103,423
Capital shares issued in reinvestment of dividends and distributions [ 728 and 243 shares, respectively ]	7,688	2,519
Capital shares redeemed [ (4,692) and (2,603) shares, respectively ]	(51,061)	(28,085)

Total Class C transactions	28,561	77,857

Class P
Capital shares sold [ 0 and 119,348 shares, respectively ]	—	1,281,770
Capital shares issued in reinvestment of dividends and distributions [ 8,048 and 9,853 shares, respectively ]	87,235	103,752
Capital shares redeemed [ (12,044) and (47,008) shares, respectively ]	(133,753)	(502,010)

Total Class P transactions	(46,518)	883,512

Class Y
Capital shares sold [ 607 and 7,012 shares, respectively ]	6,932	74,544
Capital shares issued in reinvestment of dividends and distributions [ 846 and 800 shares, respectively ]	9,246	8,470
Capital shares redeemed [ (5,142) and (14,210) shares, respectively ]	(58,001)	(154,766)

Total Class Y transactions	(41,823)	(71,752)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	571,100	189,379

TOTAL INCREASE IN NET ASSETS	521,500	676,484
NET ASSETS:
Beginning of period	9,186,380	8,509,896

End of period (a)	$9,707,880	$9,186,380

__________ (a) Includes accumulated net investment loss of	$(59,019)	$(20,256)

* Class A commenced operations on December 13, 2004

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $134,671,090)	$132,507,674
Foreign cash (Cost $1,943,125)	1,972,150
Receivable for securities sold	13,313,232
Dividends, interest and other receivables	871,700
Receivable for Fund shares sold	139,204
Variation margin receivable on futures contracts	38,363
Unrealized appreciation of forward foreign currency contracts	10,033
Other assets	30,227

Total assets	148,882,583

LIABILITIES
Overdraft payable	1,486,454
Payable for securities purchased	17,201,139
Securities sold short (Proceeds received $6,989,886)	6,998,633
Payable for Fund shares redeemed	511,327
Unrealized depreciation of forward foreign currency contracts	212,077
Distribution fees payable	46,101
Administrative fees payable	26,199
Options written, at value (Premiums received $18,427)	21,941
Investment management fees payable	15,785
Trustees’ fees payable	6,847
Accrued expenses	47,664

Total liabilities	26,574,167

NET ASSETS	$122,308,416

Net assets were comprised of:
Paid in capital	$126,346,856
Accumulated overdistributed net investment income	(70,809)
Accumulated net realized loss	(1,087,936)
Unrealized depreciation on investments	(2,879,695)

Net assets	$122,308,416

Class A
Net asset value and redemption price per share, $37,917,184 / 3,912,941 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69
Maximum sales charge (4.75% of offering price)	0.48

Maximum offering price to public	$10.17

Class B
Net asset value, offering and redemption price per share, $21,661,988 / 2,241,120 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

Class C
Net asset value, offering and redemption price per share, $14,692,567 / 1,520,775 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.66

Class P
Net asset value and redemption price per share, $7,401,135 / 764,632 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.68
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.24

Class Y
Net asset value, offering and redemption price per share, $40,635,542 / 4,193,473 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$3,092,734

EXPENSES
Investment management fees	440,532
Administrative fees	149,426
Transfer agent fees	86,675
Professional fees	52,118
Sub-Transfer agent fees	35,059
Custodian fees	29,835
Printing and mailing expenses	24,490
Registration and filing fees	22,350
Trustees’ fees	12,164
Distribution fees - Class A	86,049
Distribution fees - Class B	114,638
Distribution fees - Class C	84,913
Distribution fees - Class P	9,633
Miscellaneous	7,586

Gross expenses	1,155,468
Less: Waiver from investment advisor	(356,812)

Net expenses	798,656

NET INVESTMENT INCOME	2,294,078

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(602,059)
Options written	14,250
Futures	(172,255)
Foreign currency transactions	(68,968)

Net realized loss	(829,032)

Change in unrealized depreciation on:
Securities	(359,211)
Securities sold short	(58,829)
Options written	(739)
Futures	(369,481)
Foreign currency translations	(181,343)

Net change in unrealized depreciation	(969,603)

NET REALIZED AND UNREALIZED LOSS	(1,798,635)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$495,443

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,294,078	$2,450,586
Net realized gain (loss) on investments and foreign currency transactions	(829,032)	57,575
Net change in unrealized depreciation on investments and foreign currency translations	(969,603)	(3,479,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	495,443	(971,351)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A*	(701,387)	(556,155)
Class B	(356,698)	(293,061)
Class C	(263,416)	(236,221)
Class P	(149,132)	(322,804)
Class Y	(823,264)	(1,142,047)

	(2,293,897)	(2,550,288)

Distributions from net realized capital gains
Class A*	—	(1,571)
Class B	—	(764)
Class C	—	(13,746)
Class P	—	(153,466)
Class Y	—	(362,029)

	—	(531,576)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,293,897)	(3,081,864)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [ 551,646 and 487,737 shares, respectively ]	5,410,019	4,960,597
Capital shares issued in connection with merger [0 and 3,997,850 shares, respectively]	—	40,393,172
Capital shares issued in reinvestment of dividends and distributions [ 66,867 and 51,877 shares, respectively]	655,155	517,354
Capital shares redeemed [ (723,602) and (519,434) shares, respectively ]	(7,109,219)	(5,190,020)

Total Class A transactions	(1,044,045)	40,681,103

Class B
Capital shares sold [ 107,009 and 128,378 shares, respectively ]	1,047,876	1,249,529
Capital shares issued in connection with merger [0 and 2,598,331 shares, respectively]	—	26,165,190
Capital shares issued in reinvestment of dividends and distributions [ 33,208 and 26,834 shares, respectively]	324,570	267,002
Capital shares redeemed [ (384,278) and (991,532) shares, respectively ]	(3,762,932)	(10,029,551)

Total Class B transactions	(2,390,486)	17,652,170

Class C
Capital shares sold [ 107,454 and 123,366 shares, respectively ]	1,052,148	1,181,470
Capital shares issued in connection with merger [0 and 1,883,833 shares, respectively]	—	18,970,195
Capital shares issued in reinvestment of dividends and distributions [ 20,486 and 19,207 shares, respectively]	200,395	191,104
Capital shares redeemed [ (526,878) and (204,707) shares, respectively ]	(5,151,965)	(2,042,405)

Total Class C transactions	(3,899,422)	18,300,364

Class P
Capital shares sold [ 17 and 718,146 shares, respectively ]	133	7,302,120
Capital shares issued in reinvestment of dividends and distributions [ 12,827 and 40,882 shares, respectively]	125,584	409,471
Capital shares redeemed [ (60,362) and (365,972) shares, respectively ]	(591,453)	(3,669,957)

Total Class P transactions	(465,736)	4,041,634

Class Y
Capital shares sold [ 352,250 and 1,417,050 shares, respectively ]	3,453,552	14,283,308
Capital shares issued in connection with merger [0 and 184,834 shares, respectively]	—	1,866,827
Capital shares issued in reinvestment of dividends and distributions [ 31,877 and 26,127 shares, respectively]	312,221	260,704
Capital shares redeemed [ (232,980) and (147,182) shares, respectively ]	(2,283,446)	(1,480,823)

Total Class Y transactions	1,482,327	14,930,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,317,362)	95,605,287

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,115,816)	91,552,072
NET ASSETS:
Beginning of period	130,424,232	38,872,160

End of period (a)	$122,308,416	$130,424,232

__________ (a) Includes accumulated overdistributed net investment income of	$(70,809)	$(70,990)

* Class A commenced operations on December 13, 2004.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A		Class B
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.07	$10.00	$10.04	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.20	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.15	(0.13)	0.15	(0.11)

Total from investment operations	0.30	0.07	0.27	0.04

Less distributions:
Dividends from net investment income	(0.15)	—	(0.09)	—
Distributions from realized gains	(0.01)	—	(0.01)	—

Total dividends and distributions	(0.16)	—	(0.10)	—

Net asset value, end of period	$10.21	$10.07	$10.21	$10.04

Total return (b)†	3.03%	0.70%	2.76%	0.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,635	$1,650	$702	$449
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.71%	0.75%	1.26%	1.30%
Before waivers and reimbursements (a)	3.35%	12.44%	3.90%	12.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.90%	2.42%	2.35%	1.87%
Before waivers and reimbursements (a)	0.26%	(9.27)%	(0.29)%	(9.82)%
Portfolio turnover rate (d)	9%	25%	9%	25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.13	$0.95	$0.13	$0.95

	Class C		Class Y
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.04	$10.00	$10.10	$10.00

Income (loss) from investment operations:
Net investment income	0.12	0.15	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.14	(0.11)	0.15	(0.13)

Total from investment operations	0.26	0.04	0.32	0.10

Less distributions:
Dividends from net investment income	(0.09)	—	(0.20)	—
Distributions from realized gains	(0.01)	—	(0.01)	—

Total dividends and distributions	(0.10)	—	(0.21)	—

Net asset value, end of period	$10.20	$10.04	$10.21	$10.10

Total return (b)†	2.66%	0.40%	3.29%	1.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$838	$493	$10	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.26%	1.30%	0.26%	0.30%
Before waivers and reimbursements (a)	3.90%	12.99%	2.90%	11.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.35%	1.87%	3.35%	2.87%
Before waivers and reimbursements (a)	(0.29)%	(9.82)%	0.71%	(8.82)%
Portfolio turnover rate (d)	9%	25%	9%	25%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.13	$0.95	$0.13	$0.95

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A		Class B
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.17	$10.00	$10.13	$10.00

Income from investment operations:
Net investment income	0.10	0.10	0.07	0.05
Net realized and unrealized gain on investments	0.57	0.07	0.56	0.08

Total from investment operations	0.67	0.17	0.63	0.13

Less distributions:
Dividends from net investment income	(0.15)	—	(0.09)	—
Distributions from realized gains	(0.05)	—	(0.05)	—

Total dividends and distributions	(0.20)	—	(0.14)	—

Net asset value, end of period	$10.64	$10.17	$10.62	$10.13

Total return (b)†	6.71%	1.70%	6.34%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,876	$4,413	$4,406	$3,309
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.71%	0.75%	1.26%	1.30%
Before waivers and reimbursements (a)	1.79%	4.31%	2.34%	4.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.85%	1.17%	1.30%	0.62%
Before waivers and reimbursements (a)	0.77%	(2.39)%	0.22%	(2.94)%
Portfolio turnover rate (d)	23%	52%	23%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06	$0.29	$0.06	$0.29

	Class C		Class Y
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.14	$10.00	$10.21	$10.00

Income from investment operations:
Net investment income	0.07	0.05	0.12	0.13
Net realized and unrealized gain on investments	0.56	0.09	0.57	0.08

Total from investment operations	0.63	0.14	0.69	0.21

Less distributions:
Dividends from net investment income	(0.09)	—	(0.20)	—
Distributions from realized gains	(0.05)	—	(0.05)	—

Total dividends and distributions	(0.14)	—	(0.25)	—

Net asset value, end of period	$10.63	$10.14	$10.65	$10.21

Total return (b)†	6.34%	1.40%	6.88%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,399	$1,136	$207	$10
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.26%	1.30%	0.26%	0.30%
Before waivers and reimbursements (a)	2.34%	4.86%	1.34%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.30%	0.62%	2.30%	1.62%
Before waivers and reimbursements (a)	0.22%	(2.94)%	1.22%	(1.94)%
Portfolio turnover rate (d)	23%	52%	23%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06	$0.29	$0.06	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class A					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$7.24	$6.72		$6.61	$5.54	$7.08	$8.03	$9.06

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.07		0.03	0.04	0.01	(0.01)	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	0.51		0.08	1.09	(1.55)	(0.94)	(0.03)

Total from investment operations	0.79	0.58		0.11	1.13	(1.54)	(0.95)	0.03

Less distributions:
Dividends from net investment income	(0.14)	(0.06)		—	(0.06)	—	—	(0.07)
Distributions from realized gains	—	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.14)	(0.06)		—	(0.06)	—	—	(1.06)

Redemption fees	— #	—	#	— #	—	—	—	—

Net asset value, end of period	$7.89	$7.24		$6.72	$6.61	$5.54	$7.08	$8.03

Total return (b)†	11.07%	8.61%		1.66%	20.35%	(21.75)%	(11.83)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,608	$61,429		$61,415	$57,797	$47,471	$82,109	$104,057
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.71%	1.18%		1.45%	1.45%	1.49%	1.50%	1.51%
After waivers, reimbursements and fees paid indirectly (a)	0.59%	1.09%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.32%	1.77%		1.76%	1.78%	1.73%	1.58%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.38%	0.90%		0.59%	0.67%	0.24%	(0.08)%	0.77%
After waivers, reimbursements and fees paid indirectly (a)	1.50%	0.99%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.77%	0.31%		0.28%	0.34%	0.00%	(0.16)%	0.76%
Portfolio turnover rate (d)	16%	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class B					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$7.05	$6.54		$6.46	$5.42	$6.96	$7.93	$8.96

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03		— #	0.01	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	0.50		0.08	1.05	(1.52)	(0.92)	(0.04)

Total from investment operations	0.76	0.53		0.08	1.06	(1.54)	(0.97)	(0.02)

Less distributions:
Dividends from net investment income	(0.10)	(0.02)		—	(0.02)	—	—	(0.02)
Distributions from realized gains	—	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.10)	(0.02)		—	(0.02)	—	—	(1.01)

Redemption fees	— #	—	#	— #	—	—	—	—

Net asset value, end of period	$7.71	$7.05		$6.54	$6.46	$5.42	$6.96	$7.93

Total return (b)†	10.85%	8.08%		1.24%	19.59%	(22.13)%	(12.23)%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,616	$42,238		$53,200	$65,876	$61,098	$93,248	$111,848
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.26%	1.73%		2.00%	2.00%	2.03%	2.05%	2.06%
After waivers, reimbursements and fees paid indirectly (a)	1.14%	1.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.87%	2.32%		2.31%	2.33%	2.28%	2.13%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.83%	0.35%		0.04%	0.14%	(0.30)%	(0.63)%	0.23%
After waivers, reimbursements and fees paid indirectly (a)	0.95%	0.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.22%	(0.24)%		(0.27)%	(0.19)%	(0.55)%	(0.71)%	0.22%
Portfolio turnover rate (d)	16%	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
Class C					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$7.02	$6.52		$6.44	$5.41	$6.96	$7.93	$8.96

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03		— #	0.01	(0.02)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73	0.49		0.08	1.05	(1.53)	(0.92)	(0.04)

Total from investment operations	0.76	0.52		0.08	1.06	(1.55)	(0.97)	(0.02)

Less distributions:
Dividends from net investment income	(0.10)	(0.02)		—	(0.03)	—	—	(0.02)
Distributions from realized gains	—	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.10)	(0.02)		—	(0.03)	—	—	(1.01)

Redemption fees	—	—	#	— #	—	—	—	—

Net asset value, end of period	$7.68	$7.02		$6.52	$6.44	$5.41	$6.96	$7.93

Total return (b)†	10.89%	7.95%		1.24%	19.59%	(22.27)%	(12.23)%	(0.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,604	$7,141		$6,732	$6,149	$3,513	$5,597	$7,382
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.26%	1.73%		2.00%	2.00%	2.04%	2.05%	2.06%
After waivers, reimbursements and fees paid indirectly (a)	1.14%	1.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.87%	2.32%		2.31%	2.33%	2.28%	2.13%	2.07%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.83%	0.35%		0.04%	0.09%	(0.31)%	(0.63)%	0.23%
After waivers, reimbursements and fees paid indirectly (a)	0.95%	0.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.22%	(0.24)%		(0.27)%	(0.24)%	(0.55)%	(0.71)%	0.22%
Portfolio turnover rate (d)	16%	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND(e)

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31, 2005(c)(f)(g)		Ten Months Ended October 31, 2004(c)	Year Ended December 31,
					2003(c)	2002(c)	2001(c)	2000(c)
Net asset value, beginning of period	$7.31	$6.79		$6.65	$5.57	$7.10	$8.01	$9.05

Income from investment operations:
Net investment income	0.07	0.10		0.06	0.07	0.02	0.03	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	0.51		0.08	1.09	(1.55)	(0.94)	(0.04)

Total from investment operations	0.82	0.61		0.14	1.16	(1.53)	(0.91)	0.06

Less distributions:
Dividends from net investment income	(0.18)	(0.09)		—	(0.08)	—	—	(0.11)
Distributions from realized gains	—	—		—	—	—	—	(0.99)

Total dividends and distributions	(0.18)	(0.09)		—	(0.08)	—	—	(1.10)

Redemption fees	—	—	#	— #	—	—	—	—

Net asset value, end of period	$7.95	$7.31		$6.79	$6.65	$5.57	$7.10	$8.01

Total return (b)	11.35%	9.05%		2.11%	20.91%	(21.55)%	(11.36)%	0.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$396	$307		$381	$374	$172	$43,417	$54,761
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.26%	0.73%		1.00%	1.00%	1.05%	1.05%	1.06%
After waivers, reimbursements and fees paid indirectly (a)	0.14%	0.64%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.87%	1.32%		1.31%	1.33%	1.20%	1.13%	1.07%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.83%	1.35%		1.04%	1.10%	0.28%	0.37%	1.23%
After waivers, reimbursements and fees paid indirectly (a)	1.95%	1.44%		N/A	N/A	N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.22%	0.76%		0.73%	0.77%	0.13%	0.29%	1.22%
Portfolio turnover rate (d)	16%	153	%(h)	53%	78%	88%	130%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04		* *	* *	* *	* *	* *

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A		Class B
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.46	$10.00	$10.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.03)	— #	(0.08)
Net realized and unrealized gain on investments	1.44	0.49	1.44	0.50

Total from investment operations	1.47	0.46	1.44	0.42

Less distributions:
Dividends from net investment income	(0.18)	—	(0.12)	—
Distributions from realized gains	(0.06)	—	(0.06)	—

Total dividends and distributions	(0.24)	—	(0.18)	—

Net asset value, end of period	$11.69	$10.46	$11.68	$10.42

Total return (b)†	14.26%	4.60%	13.97%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,856	$2,746	$3,341	$1,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.75%	1.25%	1.30%
Before waivers and reimbursements (a)	2.25%	7.10%	2.80%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.54%	(0.40)%	(0.01)%	(0.95)%
Before waivers and reimbursements (a)	(1.01)%	(6.75)%	(1.56)%	(7.30)%
Portfolio turnover rate (d)	15%	68%	15%	68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09	$0.53	$0.09	$0.53

	Class C		Class Y
	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)	Six Months Ended April 30, 2006 (c) (Unaudited)	January 10, 2005* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.41	$10.00	$10.49	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.08)	0.06	— #
Net realized and unrealized gain on investments	1.44	0.49	1.44	0.49

Total from investment operations	1.44	0.41	1.50	0.49

Less distributions:
Dividends from net investment income	(0.12)	—	(0.23)	—
Distributions from realized gains	(0.06)	—	(0.06)	—

Total dividends and distributions	(0.18)	—	(0.29)	—

Net asset value, end of period	$11.67	$10.41	$11.70	$10.49

Total return (b)†	13.98%	4.10%	14.55%	4.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,106	$1,188	$137	$12
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%	1.30%	0.25%	0.30%
Before waivers and reimbursements (a)	2.80%	7.65%	1.80%	6.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.01)%	(0.95)%	0.99%	0.05%
Before waivers and reimbursements (a)	(1.56)%	(7.30)%	(0.56)%	(6.30)%
Portfolio turnover rate (d)	15%	68%	15%	68%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.09	$0.53	$0.09	$0.53

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.76	$9.53

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.07)
Net realized and unrealized loss on investments	0.49	0.30

Total from investment operations	0.44	0.23

Redemption fees	— #	— #

Net asset value, end of period	$10.20	$9.76

Total return (b)†	4.51%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$669	$372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.63%	1.63%
Before waivers, reimbursements and fees paid indirectly (a)	4.07%	5.00%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.00)%	(0.87)%
After waivers, reimbursements and fees paid indirectly (a)	(0.98)%	(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.42)%	(4.22)%
Portfolio turnover rate (d)	26%	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.28

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.56	$8.63	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.48	1.06	0.19	1.68	(2.90)

Total from investment operations	0.40	0.93	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	—

Net asset value, end of period	$9.96	$9.56	$8.63	$8.57	$7.00

Total return (b)†	4.18%	10.78%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$372	$159	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.62%	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.55)%	(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.53)%	(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.97)%	(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	26%	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.30	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.55	$8.62	$8.56	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.13)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain on investments	0.48	1.06	0.19	1.67	(2.90)

Total from investment operations	0.40	0.93	0.06	1.57	(3.00)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	—

Net asset value, end of period	$9.95	$9.55	$8.62	$8.56	$7.00

Total return (b)†	4.19%	10.66%	0.82%	22.37%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237	$266	$265	$325	$243
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.18%	2.18%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	4.62%	5.55%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.55)%	(1.42)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.53)%	(1.40)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.97)%	(4.77)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate (d)	26%	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.30	$0.33	$0.34	$0.34

Class P	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$8.77	$8.64	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.06)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain on investments	0.49	1.07	0.20	1.69	(2.90)

Total from investment operations	0.45	1.01	0.13	1.64	(2.95)

Less distributions:
Dividends from net investment income	—	—	—	(0.05)	—

Net asset value, end of period	$10.23	$9.78	$8.77	$8.64	$7.05

Total return (b)†	4.60%	11.52%	1.50%	23.38%	(29.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,594	$3,774	$2,146	$2,199	$1,429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.43%	1.41%	1.42%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	3.87%	4.80%	5.23%	5.98%	6.71%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.80)%	(0.67)%	(0.81)%	(0.66)%	(0.74)%
After waivers, reimbursements and fees paid indirectly (a)	(0.78)%	(0.65)%	(0.77)%	(0.63)%	(0.69)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.22)%	(4.02)%	(4.59)%	(5.19)%	(6.00)%
Portfolio turnover rate (d)	26%	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.82	$8.79	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.50	1.08	0.20	1.69	(2.91)

Total from investment operations	0.47	1.04	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.07)	—

Net asset value, end of period	$10.29	$9.82	$8.79	$8.65	$7.06

Total return (b)	4.79%	11.83%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,432	$6,191	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.18%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	3.62%	4.55%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.55)%	(0.42)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.53)%	(0.40)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.97)%	(3.77)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate (d)	26%	40%	51%	31%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.31	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.94	$10.56

Income (loss) from investment operations:
Net investment income	— #	0.03
Net realized and unrealized gain on investments and foreign currency transactions	1.00	0.35

Total from investment operations	1.00	0.38

Less distributions:
Distributions from realized gains	(0.42)	—

Net asset value, end of period	$11.52	$10.94

Total return (b)†	9.27%	3.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$590	$401
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.75%	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.01)%	0.27%
After waivers, reimbursements and fees paid indirectly (a)	—%	0.31%
Before waivers, reimbursements and fees paid indirectly (a)	(2.11)%	(2.65)%
Portfolio turnover rate (d)	25%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.12	$0.28

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.72	$9.78	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.03)	(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	0.96	0.64	1.61	(2.25)

Total from investment operations	0.95	0.94	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—	—	—	(0.05)	—
Distributions from realized gains	(0.42)	—	—	—	—

Total dividends and distributions	(0.42)	—	—	(0.05)	—

Net asset value, end of period	$11.25	$10.72	$9.78	$9.21	$7.70

Total return (b)†	8.99%	9.61%	6.19%	20.37%	23.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317	$229	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%	2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.30%	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.56)%	(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.55)%	(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.66)%	(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	25%	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.30	$0.32	$0.34	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (Unaudited)(c)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.72	$9.78	$9.21	$7.69	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.03)	(0.02)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.98	0.96	0.64	1.62	(2.26)

Total from investment operations	0.95	0.94	0.57	1.57	(2.31)

Less distributions:
Dividends from net investment income	—	—	—	(0.05)	—
Distributions from realized gains	(0.42)	—	—	—	—

Total dividends and distributions	(0.42)	—	—	(0.05)	—

Net asset value, end of period	$11.25	$10.72	$9.78	$9.21	$7.69

Total return (b)†	8.99%	9.61%	6.19%	20.53%	23.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332	$363	$392	$408	$293
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.19%	2.16%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.30%	5.12%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.56)%	(0.28)%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.55)%	(0.24)%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.66)%	(3.20)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate (d)	25%	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.12	$0.30	$0.32	$0.34	$0.33

Class P	Six Months Ended April 30, 2006 (Unaudited)(c)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.93	$9.92	$9.27	$7.75	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.05	— #	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00	0.98	0.65	1.62	(2.25)

Total from investment operations	1.01	1.03	0.65	1.63	(2.25)

Less distributions:
Dividends from net investment income	— #	(0.02)	—	(0.11)	—
Distributions from realized gains	(0.42)	—	—	—	—

Total dividends and distributions	(0.42)	(0.02)	—	(0.11)	—

Net asset value, end of period	11.52	$10.93	$9.92	9.27	7.75

Total return (b)†	9.39%	10.41%	7.01%	21.29%	(22.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,155	$4,165	$2,317	$2,011	$1,335
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%	1.41%	1.40%	1.44%	1.38%
Before waivers, reimbursements and fees paid indirectly (a)	3.55%	4.37%	4.80%	5.56%	6.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.19%	0.47%	(0.03)%	0.13%	0.06%
After waivers, reimbursements and fees paid indirectly (a)	0.20%	0.51%	0.02%	0.14%	0.13%
Before waivers, reimbursements and fees paid indirectly (a)	(1.91)%	(2.45)%	(3.38)%	(3.98)%	(4.56)%
Portfolio turnover rate (d)	25%	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.12	$0.31	$0.33	$0.34	$0.32

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.97	$9.95	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.08	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.99	0.99	0.65	1.62	(2.26)

Total from investment operations	1.02	1.07	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	(0.01)	(0.13)	—
Distributions from realized gains	(0.42)	—	—	—	—

Total dividends and distributions	(0.45)	(0.05)	(0.01)	(0.13)	—

Net asset value, end of period	$11.54	$10.97	$9.95	$9.28	$7.76

Total return (b)	9.45%	10.76%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,690	$7,315	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.19%	1.16%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	3.30%	4.12%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.44%	0.72%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	0.45%	0.76%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(1.66)%	(2.20)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate (d)	25%	48%	52%	56%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.12	$0.31	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$11.96	$11.61

Income from investment operations:
Net investment income	0.03	0.06
Net realized and unrealized gain on investments and foreign currency transactions	1.24	0.53

Total from investment operations	1.27	0.59

Less distributions:
Dividends from net investment income	(0.02)	(0.07)
Distributions from realized gains	(0.47)	(0.17)

Total dividends and distributions	(0.49)	(0.24)

Net asset value, end of period	$12.74	$11.96

Total return (b)†	10.96%	5.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$912	$356
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.61%	1.56%
Before waivers, reimbursements and fees paid indirectly (a)	2.44%	3.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.50%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.54%	0.56%
Before waivers, reimbursements and fees paid indirectly (a)	(0.29)%	(1.26)%
Portfolio turnover rate (d)	39%	85%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.18

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class B		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.88	$10.80	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22	1.26	1.33	1.59	(2.02)

Total from investment operations	1.22	1.26	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	—	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.47)	(0.18)	—	(0.09)	—

Net asset value, end of period	$12.63	$11.88	$10.80	$9.46	$7.96

Total return (b)†	10.59%	11.60%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$642	$332	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.99%	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.05)%	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	(0.01)%	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.84)%	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	39%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.20	$0.36	$0.37	$0.35

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002 (c)
		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.89	$10.81	$9.46	$7.95	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	— #	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21	1.26	1.34	1.60	(2.03)

Total from investment operations	1.21	1.26	1.35	1.60	(2.05)

Less distributions:
Dividends from net investment income	—	(0.01)	—	(0.09)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.47)	(0.18)	—	(0.09)	—

Net asset value, end of period	$12.63	$11.89	$10.81	$9.46	$7.95

Total return (b)†	10.58%	11.70%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$510	$494	$375	$386	$315
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.11%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	2.99%	3.93%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.05)%	(0.08)%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	(0.01)%	0.01%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.84)%	(1.81)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate (d)	39%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.20	$0.36	$0.37	$0.36

Class P	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$11.96	$10.88	$9.51	$7.99	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.23	1.25	1.34	1.60	(2.05)

Total from investment operations	1.27	1.34	1.42	1.67	(2.01)

Less distributions:
Dividends from net investment income	(0.05)	(0.09)	(0.05)	(0.15)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.52)	(0.26)	(0.05)	(0.15)	—

Net asset value, end of period	$12.71	$11.96	$10.88	$9.51	$7.99

Total return (b)†	10.93%	12.48%	15.14%	21.11%	(20.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,178	$4,108	$2,231	$1,990	$1,364
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.36%	1.27%	1.35%	1.35%
Before waivers, reimbursements and fees paid indirectly (a)	2.24%	3.18%	4.93%	5.80%	6.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.70%	0.67%	0.63%	0.68%	0.47%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	0.76%	0.81%	0.78%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)	(0.09)%	(1.06)%	(2.85)%	(3.67)%	(4.26)%
Portfolio turnover rate (d)	39%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.20	$0.36	$0.37	$0.35
See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$12.01	$10.92	$9.54	$8.02	$10.00

Income from investment operations:
Net investment income	0.06	0.12	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24	1.26	1.35	1.60	(2.04)

Total from investment operations	1.30	1.38	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	(0.08)	(0.12)	(0.08)	(0.17)	—
Distributions from realized gains	(0.47)	(0.17)	—	—	—

Total dividends and distributions	(0.55)	(0.29)	(0.08)	(0.17)	—

Net asset value, end of period	$12.76	$12.01	$10.92	$9.54	$8.02

Total return (b)	11.17%	12.82%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,884	$33,061	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.11%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	1.99%	2.93%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.95%	0.92%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	0.99%	1.01%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	0.16%	(0.81)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate (d)	39%	85%	108%	148%	123%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.21	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.91	$9.54

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.13)
Net realized and unrealized gain on investments	2.14	0.50

Total from investment operations	2.07	0.37

Redemption fees	— #	— #

Net asset value, end of period	$11.98	$9.91

Total return (b)†	20.89%	3.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,092	$886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	3.93%	4.80%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.38)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(1.34)%	(1.50)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.41)%	(4.44)%
Portfolio turnover rate (d)	36%	80%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.25

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.64	$8.70	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	2.08	1.13	0.51	2.33	(3.71)

Total from investment operations	1.98	0.94	0.34	2.20	(3.84)

Net asset value, end of period	$11.62	$9.64	$8.70	$8.36	$6.16

Total return (b)†	20.54%	10.80%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$822	$195	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.48%	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.93)%	(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.89)%	(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.96)%	(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	36%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.27	$0.30	$0.32	$0.33

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.62	$8.67	$8.34	$6.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.19)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	2.08	1.14	0.50	2.32	(3.72)

Total from investment operations	1.98	0.95	0.33	2.19	(3.85)

Net asset value, end of period	$11.60	$9.62	$8.67	$8.34	$6.15

Total return (b)†	20.69%	10.83%	4.08%	35.61%	(38.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$584	$331	$352	$376	$485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.41%	2.41%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	4.48%	5.35%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.93)%	(2.09)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.89)%	(2.05)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.96)%	(4.99)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate (d)	36%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.27	$0.30	$0.32	$0.33

Class P	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.92	$8.88	$8.47	$6.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.12)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	2.14	1.16	0.51	2.35	(3.71)

Total from investment operations	2.08	1.04	0.41	2.27	(3.80)

Net asset value, end of period	$12.00	$9.92	$8.88	$8.47	$6.20

Total return (b)†	20.97%	11.59%	4.96%	36.61%	(38.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,456	$5,094	$2,747	$2,440	$1,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.66%	1.66%	1.45%	1.52%	1.62%
Before waivers, reimbursements and fees paid indirectly (a)	3.73%	4.60%	5.24%	6.36%	7.22%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.18)%	(1.34)%	(1.45)%	(1.29)%	(1.40)%
After waivers, reimbursements and fees paid indirectly (a)	(1.14)%	(1.30)%	(1.20)%	(1.11)%	(1.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.21)%	(4.24)%	(4.99)%	(5.95)%	(6.92)%
Portfolio turnover rate (d)	36%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.28	$0.31	$0.32	$0.34

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.01	$8.94	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	2.17	1.17	0.51	2.36	(3.71)

Total from investment operations	2.12	1.07	0.43	2.30	(3.79)

Net asset value, end of period	$12.13	$10.01	$8.94	$8.51	$6.21

Total return (b)	21.18%	11.97%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,878	$6,385	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.41%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	3.48%	4.35%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.93)%	(1.09)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.89)%	(1.05)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.96)%	(3.99)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate (d)	36%	80%	86%	180%	192%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.28	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$12.19	$11.79

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.06)
Net realized and unrealized gain/loss on investments and foreign currency transactions	2.04	0.46

Total from investment operations	2.01	0.40

Less distributions:
Distributions from realized gains	(1.33)	—

Net asset value, end of period	$12.87	$12.19

Total return (b)†	17.70%	3.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,297	$1,233
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.89%	1.88%
Before waivers, reimbursements and fees paid indirectly(a)	3.61%	4.35%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.48)%	(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.47)%	(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.19)%	(3.01)%
Portfolio turnover rate (d)	36%	72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.27

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.95	$10.81	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99	1.27	1.21	2.65	(2.76)

Total from investment operations	1.93	1.14	1.10	2.57	(2.85)

Less distributions:
Distributions from realized gains	(1.33)	—	—	(0.01)	—

Redemption fees	— #	— #	—	—	—

Net asset value, end of period	$12.55	$11.95	$10.81	$9.71	$7.15

Total return (b)†	17.36%	10.55%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$814	$412	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.44%	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.16%	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.03)%	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.02)%	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.74)%	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	36%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.10	$0.29	$0.29	$0.30	$0.29

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.93	$10.80	$9.70	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.13)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99	1.26	1.21	2.64	(2.76)

Total from investment operations	1.93	1.13	1.10	2.56	(2.85)

Less distributions:
Distributions from realized gains	(1.33)	—	—	(0.01)	—

Net asset value, end of period	$12.53	$11.93	$10.80	$9.70	$7.15

Total return (b)†	17.39%	10.36%	11.44%	35.76%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$639	$542	$461	$490	$550
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	2.44%	2.43%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.16%	4.90%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.03)%	(1.11)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.02)%	(1.09)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.74)%	(3.56)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate (d)	36%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.10	$0.29	$0.29	$0.30	$0.29

Class P	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)

Net asset value, beginning of period	$12.20	$10.98	$9.78	$7.20	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.05	1.26	1.23	2.65	(2.77)

Total from investment operations	2.03	1.22	1.20	2.63	(2.80)

Less distributions:
Distributions from realized gains	(1.33)	—	—	(0.05)	—

Net asset value, end of period	$12.90	$12.20	$10.98	$9.78	$7.20

Total return (b)†	17.86%	11.11%	12.27%	36.84%	(28.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,913	$6,579	$3,921	$3,770	$2,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.69%	1.68%	1.62%	1.68%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	3.41%	4.15%	4.50%	5.43%	5.86%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.28)%	(0.36)%	(0.38)%	(0.25)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.27)%	(0.34)%	(0.30)%	(0.23)%	(0.35)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.99)%	(2.81)%	(3.18)%	(3.98)%	(4.64)%
Portfolio turnover rate (d)	36%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.11	$0.29	$0.30	$0.30	$0.28

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$12.27	$11.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.05	1.28	1.23	2.65	(2.77)

Total from investment operations	2.05	1.27	1.22	2.65	(2.79)

Less distributions:
Distributions from realized gains	(1.33)	—	(0.01)	(0.07)	—

Net asset value, end of period	$12.99	$12.27	$11.00	$9.79	$7.21

Total return (b)	17.93%	11.55%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,902	$8,233	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	1.44%	1.43%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	3.16%	3.90%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.03)%	(0.11)%	(0.13)%	0.00%@	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.02)%	(0.09)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.74)%	(2.56)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate (d)	36%	72%	68%	78%	112%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.11	$0.30	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$13.15	$12.19

Income from investment operations:
Net investment income (loss)	(0.03)	0.05
Net realized and unrealized gain on investments and foreign currency transactions	3.35	1.03

Total from investment operations	3.32	1.08

Less distributions:
Dividends from net investment income	(0.08)	(0.09)
Distributions from realized gains	(0.57)	(0.03)

Total dividends and distributions	(0.65)	(0.12)

Net asset value, end of period	$15.82	$13.15

Total return (b)†	26.02%	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,772	$1,729
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.07%	2.10%
After waivers, reimbursements and fees paid indirectly (a)	2.05%	2.06%
Before waivers, reimbursements and fees paid indirectly (a)	2.71%	3.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.40)%	0.37%
After waivers, reimbursements and fees paid indirectly (a)	(0.38)%	0.41%
Before waivers, reimbursements and fees paid indirectly (a)	(1.04)%	(1.23)%
Portfolio turnover rate (d)	28%	73%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.18

	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001*to October 31, 2002(c)
Class B		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.04	$11.32	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.32	1.79	1.63	1.92	(2.11)

Total from investment operations	3.25	1.77	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	—	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.57)	(0.03)	—	—	—

Total dividends and distributions	(0.57)	(0.05)	—	(0.04)	—

Net asset value, end of period	$15.72	$13.04	$11.32	$9.72	$7.86

Total return (b)†	25.69%	15.70%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,607	$744	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.62%	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.60%	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.26%	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.95)%	(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.93)%	(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.59)%	(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	28%	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.05	$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.04	$11.33	$9.72	$7.87	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.33	1.78	1.64	1.91	(2.10)

Total from investment operations	3.26	1.76	1.61	1.89	(2.13)

Less distributions:
Dividends from net investment income	—	(0.02)	—	(0.04)	—
Distributions from realized gains	(0.57)	(0.03)	—	—	—

Total dividends and distributions	(0.57)	(0.05)	—	(0.04)	—

Redemption fees	—	— #	—	—	—

Net asset value, end of period	$15.73	$13.04	$11.33	$9.72	$7.87

Total return (b)†	25.77%	15.60%	16.56%	24.08%	(21.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,339	$682	$349	$305	$213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.62%	2.65%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	2.60%	2.61%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	3.26%	4.25%	6.47%	7.77%	8.40%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.95)%	(0.18)%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	(0.93)%	(0.14)%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.59)%	(1.78)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate (d)	28%	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.05	$0.20	$0.41	$0.43	$0.44

	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class P		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.14	$11.41	$9.77	$7.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.08	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.33	1.79	1.63	1.91	(2.12)

Total from investment operations	3.32	1.87	1.69	1.95	(2.09)

Less distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.05)	(0.09)	—
Distributions from realized gains	(0.57)	(0.03)	—	—	—

Total dividends and distributions	(0.68)	(0.14)	(0.05)	(0.09)	—

Net asset value, end of period	$15.78	$13.14	$11.41	$9.77	$7.91

Total return (b)†	26.14%	16.55%	17.39%	25.02%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,734	$4,208	$1,982	$1,562	$1,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.87%	1.90%	1.90%	1.90%	1.90%
After waivers, reimbursements and fees paid indirectly (a)	1.85%	1.86%	1.63%	1.86%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	2.51%	3.50%	5.72%	7.02%	7.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.20)%	0.57%	0.25%	0.49%	0.39%
After waivers, reimbursements and fees paid indirectly (a)	(0.18)%	0.61%	0.52%	0.53%	0.43%
Before waivers, reimbursements and fees paid indirectly (a)	(0.84)%	(1.03)%	(3.57)%	(4.63)%	(5.37)%
Portfolio turnover rate (d)	28%	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.05	$0.20	$0.41	$0.43	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004	2003(c)
Net asset value, beginning of period	$13.18	$11.44	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.11	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.33	1.81	1.64	1.91	(2.12)

Total from investment operations	3.34	1.92	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	(0.14)	(0.15)	(0.08)	(0.11)	—
Distributions from realized gains	(0.57)	(0.03)	—	—	—

Total dividends and distributions	(0.71)	(0.18)	(0.08)	(0.11)	—

Net asset value, end of period	$15.81	$13.18	$11.44	$9.80	$7.93

Total return (b)	26.31%	16.79%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,964	$33,503	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.62%	1.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	1.60%	1.61%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	2.26%	3.25%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.05%	0.82%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	0.07%	0.86%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(0.59)%	(0.78)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate (d)	28%	73%	67%	92%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.20	$0.42	$0.43	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.91	$9.53

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions	1.35	0.46

Total from investment operations	1.27	0.38

Less distributions:
Dividends from realized gains	(0.72)	—

Redemption fees	— #	— #

Net asset value, end of period	$10.46	$9.91

Total return (b)†	13.28%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,561	$23,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.12%	1.40%
Before waivers, reimbursements and fees paid indirectly (a)	2.98%	4.43%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.52)%	(1.62)%
After waivers, reimbursements and fees paid indirectly (a)	(1.49)%	(0.87)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.35)%	(3.90)%
Portfolio turnover rate (d)	48%	252%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.04	$0.20

Class B	Six Months Ended April 30, 2006 (c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005 (c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.67	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32	1.14	(0.10)	3.41	(4.12)

Total from investment operations	1.22	1.00	(0.30)	3.24	(4.26)

Less distributions:
Dividends from realized gains	(0.72)	—	—	(0.01)	—

Redemption fees	— #	— #	—	—	—

Net asset value, end of period	$10.17	$9.67	$8.67	$8.97	$5.74

Total return (b)†	13.09%	11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,690	$30,012	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.53%	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.07)%	(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(2.04)%	(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.90)%	(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	48%	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.04	$0.22	$0.47	$0.51	$0.43

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.67	$8.67	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.14)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32	1.14	(0.10)	3.41	(4.12)

Total from investment operations	1.22	1.00	(0.30)	3.24	(4.26)

Less distributions:
Dividends from realized gains	(0.72)	—	—	(0.01)	—

Redemption fees	— #	— #	—	—	—

Net asset value, end of period	$10.17	$9.67	$8.67	$8.97	$5.74

Total return (b)†	13.08%	11.53%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,887	$7,753	$67	$62	$41
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.67%	1.95%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	3.53%	4.98%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.07)%	(2.17)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(2.04)%	(1.42)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.90)%	(4.45)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate (d)	48%	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.04	$0.22	$0.47	$0.50	$0.46

Class P	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.93	$8.84	$9.07	$5.77	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.06)	(0.14)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.37	1.15	(0.09)	3.44	(4.13)

Total from investment operations	1.30	1.09	(0.23)	3.32	(4.23)

Less distributions:
Dividends from realized gains	(0.72)	—	—	(0.02)	—

Net asset value, end of period	$10.51	$9.93	$8.84	$9.07	$5.77

Total return (b)†	13.58%	12.33%	(2.54)%	57.67%	(42.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,289	$1,297	$477	$480	$219
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.92%	1.20%	1.74%	1.92%	1.92%
Before waivers, reimbursements and fees paid indirectly (a)	2.78%	4.23%	7.34%	9.26%	9.38%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.32)%	(1.42)%	(1.73)%	(1.69)%	(1.69)%
After waivers, reimbursements and fees paid indirectly (a)	(1.29)%	(0.67)%	(1.52)%	(1.66)%	(1.66)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.15)%	(3.70)%	(7.12)%	(9.00)%	(9.12)%
Portfolio turnover rate (d)	48%	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.04	$0.21	$0.48	$0.52	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.99	$8.87	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.04)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.36	1.16	(0.11)	3.44	(4.13)

Total from investment operations	1.31	1.12	(0.22)	3.34	(4.22)

Less distributions:
Dividends from realized gains	(0.72)	—	— #	(0.03)	—

Net asset value, end of period	$10.58	$9.99	$8.87	$9.09	$5.78

Total return (b)	13.59%	12.63%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,738	$6,337	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	0.95%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	2.53%	3.98%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.07)%	(1.17)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.04)%	(0.42)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.90)%	(3.45)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate (d)	48%	252%	172%	125%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.04	$0.21	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006 (c)(g) (Unaudited)	December 13, 2004* to October 31, 2005(c)(g)
Net asset value, beginning of period	$10.98	$11.07

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.11)
Net realized and unrealized gain on investments and foreign currency transactions	0.65	0.63

Total from investment operations	0.58	0.52

Redemption fees	— #	— #

Less distributions:
Distributions from realized gains	(0.65)	(0.61)

Net asset value, end of period	$10.91	$10.98

Total return (b)†	5.31%	4.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$876	$408
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.15%	2.15%
After waivers, reimbursements and fees paid indirectly (a)	2.09%	2.12%
Before waivers, reimbursements and fees paid indirectly (a)	5.08%	6.07%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.25)%	(1.14)%
After waivers, reimbursements and fees paid indirectly (a)	(1.19)%	(1.11)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.18)%	(5.06)%
Portfolio turnover rate (d)	91%	115%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16	$0.38

Class B	Six Months Ended April 30, 2006 (c)(g) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.73	$10.25	$9.30	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	1.26	1.12	1.44	(1.84)

Total from investment operations	0.54	1.09	0.95	1.29	(1.98)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	—
Distributions from realized gains	(0.65)	(0.61)	—	—	—

Total dividends and distributions	(0.65)	(0.61)	—	(0.01)	—

Net asset value, end of period	$10.62	$10.73	$10.25	$9.30	$8.02

Total return (b)†	5.05%	10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$377	$234	$1,288	$1,126	$932
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.63%	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.80)%	(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.74)%	(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.73)%	(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	91%	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16	$0.41	$0.46	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006 (c)(g) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.73	$10.26	$9.30	$8.03	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.17)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	1.25	1.13	1.43	(1.83)

Total from investment operations	0.54	1.08	0.96	1.28	(1.97)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	—
Distributions from realized gains	(0.65)	(0.61)	—	—	—

Total dividends and distributions	(0.65)	(0.61)	—	(0.01)	—

Redemption fees	—	— #	—	—	—

Net asset value, end of period	$10.62	$10.73	$10.26	$9.30	$8.03

Total return (b)†	5.05%	10.70%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209	$183	$98	$165	$157
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	2.64%	2.67%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	5.63%	6.62%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.80)%	(1.69)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.74)%	(1.66)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.73)%	(5.61)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate (d)	91%	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16	$0.41	$0.46	$0.47	$0.43

Class P	Six Months Ended April 30, 2006 (c)(g) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$10.98	$10.42	$9.38	$8.07	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	1.27	1.13	1.43	(1.85)

Total from investment operations	0.60	1.17	1.04	1.35	(1.93)

Less distributions:
Dividends from net investment income	—	—	—	(0.04)	—
Distributions from realized gains	(0.65)	(0.61)	—	—	—

Total dividends and distributions	(0.65)	(0.61)	—	(0.04)	—

Net asset value, end of period	$10.93	$10.98	$10.42	$9.38	$8.07

Total return (b)†	5.50%	11.43%	11.09%	16.78%	(19.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,744	$1,796	$848	$801	$561
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	1.95%	1.95%
After waivers, reimbursements and fees paid indirectly (a)	1.89%	1.92%	1.88%	1.94%	1.93%
Before waivers, reimbursements and fees paid indirectly (a)	4.88%	5.87%	6.50%	7.40%	7.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.05)%	(0.94)%	(0.96)%	(0.97)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(0.99)%	(0.91)%	(0.89)%	(0.96)%	(1.13)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.98)%	(4.86)%	(5.51)%	(6.42)%	(7.03)%
Portfolio turnover rate (d)	91%	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16	$0.42	$0.47	$0.47	$0.42

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class Y	Six Months Ended April 30, 2006 (c)(g) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$11.07	$10.47	$9.41	$8.09	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.07)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	1.28	1.13	1.44	(1.84)

Total from investment operations	0.61	1.21	1.06	1.38	(1.91)

Less distributions:
Dividends from net investment income	—	—	— #	(0.06)	—
Distributions from realized gains	(0.65)	(0.61)	—	—	—

Total dividends and distributions	(0.65)	(0.61)	— #	(0.06)	—

Net asset value, end of period	$11.03	$11.07	$10.47	$9.41	$8.09

Total return (b)	5.55%	11.77%	11.32%	17.16%	(19.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,503	$6,566	$6,277	$5,670	$4,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	1.64%	1.67%	1.63%	1.69%	1.68%
Before waivers, reimbursements and fees paid indirectly (a)	4.63%	5.62%	6.25%	7.15%	7.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.80)%	(0.69)%	(0.71)%	(0.72)%	(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.74)%	(0.66)%	(0.64)%	(0.71)%	(0.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.73)%	(4.61)%	(5.26)%	(6.17)%	(6.78)%
Portfolio turnover rate (d)	91%	115%	127%	103%	102%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.16	$0.42	$0.47	$0.47	$0.44

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2006(c) (Unaudited)	December 13, 2004*to October 31, 2005(c)(g)
Net asset value, beginning of period	$9.83	$10.22

Income (loss) from investment operations:
Net investment income	0.18	0.28
Net realized and unrealized loss on investments and foreign currency transactions	(0.14)	(0.24)

Total from investment operations	0.04	0.04

Redemption fees	— #	— #

Less distributions:
Dividends from net investment income	(0.18)	(0.29)
Distributions from realized gains	—	(0.14)

Total dividends and distributions	(0.18)	(0.43)

Net asset value, end of period	$9.69	$9.83

Total return (b)†	0.39%	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,917	$39,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%	1.25%
Before waivers and reimbursements (a)	1.81%	2.37%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.66%	3.11%
Before waivers and reimbursements (a)	3.10%	1.99%
Portfolio turnover rate (d)	178%	736%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.10

Class B	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)

Net asset value, beginning of period	$9.81	$10.21	$10.23	$10.20	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.26	0.17	0.19	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	(0.26)	0.24	0.32	0.18

Total from investment operations	0.01	0.00	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.15)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.15)	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	—	—	—	—

Net asset value, end of period	$9.67	$9.81	$10.21	$10.23	$10.20

Total return (b)†	0.01%	0.07%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,662	$24,373	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.36%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.11%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.55%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	178%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.80	$10.20	$10.22	$10.19	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.26	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	(0.26)	0.24	0.32	0.18

Total from investment operations	(0.12)	0.00	0.41	0.51	0.43

Less distributions:
Dividends from net investment income	(0.02)	(0.26)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.02)	(0.40)	(0.43)	(0.48)	(0.24)

Redemption fees	—	— #	—	—	—

Net asset value, end of period	$9.66	$9.80	$10.20	$10.22	$10.19

Total return (b)†	0.11%	(0.03)%	4.12%	5.14%	4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,693	$18,819	$1,000	$1,538	$1,960
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.36%	2.92%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.11%	2.56%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	2.55%	1.44%	0.29%	0.64%	1.41%
Portfolio turnover rate (d)	178%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.11	$0.14	$0.12	$0.13

Class P	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.82	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.19	0.33	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	(0.27)	0.24	0.32	0.19

Total from investment operations	0.05	0.06	0.49	0.59	0.50

Less distributions:
Dividends from net investment income	(0.19)	(0.33)	(0.32)	(0.35)	(0.28)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.19)	(0.47)	(0.51)	(0.56)	(0.28)

Net asset value, end of period	$9.68	$9.82	$10.23	$10.25	$10.22

Total return (b)†	0.49%	0.63%	4.91%	5.93%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,401	$7,977	$4,287	$4,514	$4,837
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	1.61%	2.17%	2.44%	2.25%	2.58%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.86%	3.31%	2.43%	2.59%	3.69%
Before waivers and reimbursements (a)	3.30%	2.19%	1.04%	1.39%	2.16%
Portfolio turnover rate (d)	178%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.11	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Concluded)

	Six Months Ended April 30, 2006(c) (Unaudited)	Year Ended October 31,			December 31, 2001* to October 31, 2002(c)
Class Y		2005(c)(g)	2004(c)	2003(c)
Net asset value, beginning of period	$9.83	$10.23	$10.25	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.36	0.27	0.29	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	(0.26)	0.24	0.33	0.19

Total from investment operations	0.06	0.10	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.20)	(0.36)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	—	(0.14)	(0.19)	(0.21)	—

Total dividends and distributions	(0.20)	(0.50)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$9.69	$9.83	$10.23	$10.25	$10.22

Total return (b)	0.62%	0.98%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,636	$39,747	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	1.36%	1.92%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.11%	3.56%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	3.55%	2.44%	1.29%	1.64%	2.41%
Portfolio turnover rate (d)	178%	736%	564%	566%	422%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.11	$0.14	$0.12	$0.13

*	Commencement of operations.

**	Prior to October 31, 2005, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.005.

@	Ratio amount is less than 0.005%

†	The total returns for Class A, Class B, Class C and Class P do not include sales charges.

(a)	Ratios for periods of less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes are based on daily average shares outstanding.

(d)	Portfolio turnover rate for periods less than one year are not annualized.

(e)	On June 3, 2005, the Fund received, through a merger, the assets and liabilities of the Enterprise Managed Fund. The information from January 1, 2000 through October 31, 2004 is that of the predecessor Enterprise Managed Fund. Information for the year ended October 31, 2005 includes the results of the operations of the predecessor Enterprise Managed Fund from November 1, 2004 through June 3, 2005.

(f)	The ratios shown are Effective Ratios. During the period when the fund was the Enterprise Managed Fund, the expense limitations were 1.45%, 2.00%, 2.00, and 1.00% for Class A, Class B, Class C, and Class Y, respectively. During the period when the fund was AXA Enterprise Moderate-Plus Allocation Fund, the expense limitations were 0.75%, 1.30%, 1.30%, and 0.30% for Class A, Class B, Class C, and Class Y, respectively.

(g)	Reflects overall fund ratios adjusted for class specific expenses.

(h)	Reflects purchases and sales from change in investment strategy due to reorganization.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A, Class B, Class C, Class P, and Class Y with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital Corporation and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2005 and October 31, 2004, were as follows:

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April 30, 2006 (Unaudited)

	Year Ended October 31, 2005				Year Ended October 31, 2004
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income		Accumulated Undistributed Long Term Gains
AXA Enterprise Aggressive Allocation Fund	$—	$—	$34,906	$—	$—	$—	$—		$—
AXA Enterprise Conservative Allocation Fund	—	—	21,740	—	—	—	—		—
AXA Enterprise Moderate Allocation Fund	—	—	83,958	—	—	—	—		—
AXA Enterprise Moderate-Plus Allocation Fund	666,746	—	499,889	—	—	—	320,976	*	—
AXA Enterprise Multimanager Growth Fund	5,977	—	—	—	5,950	—	—		—
AXA Enterprise Multimanager Core Equity Fund	43,799	—	20,517	475,048	4,727	—	—		—
AXA Enterprise Multimanager Value Fund	119,385	188,560	805,985	879,286	64,242	—	71,517		188,533
AXA Enterprise Multimanager Mid Cap Growth Fund	—	—	—	—	—	—	—		—
AXA Enterprise Multimanager Mid Cap Value Fund	—	—	148,995	1,703,331	9,982	—	—		—
AXA Enterprise Multimanager International Equity Fund	134,345	34,905	952,826	1,152,797	58,895	—	116,932		34,861
AXA Enterprise Multimanager Technology Fund	—	—	3,870,069	1,086,208	2,033	—	—		—
AXA Enterprise Multimanager Health Care Fund	—	488,636	237,406	306,379	—	2,773	—		488,626
AXA Enterprise Multimanager Core Bond Fund	2,842,858	182,173	—	—	2,028,761	—	410,472		182,173

*	For the ten months ended October 31, 2004. Prior to the June 2005 acquisition, this was the Enterprise Managed Fund and was part of the The Enterprise Group of Funds, Inc. The tax character of the distributions paid by the Enterprise Managed Fund in 2003 was $743,973 in Ordinary Income.

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2006, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Moderate-Plus Allocation Fund	$70,770
AXA Enterprise Multimanager Growth Fund	1,147
AXA Enterprise Multimanager Core Equity Fund	391
AXA Enterprise Multimanager Value Fund	8,121
AXA Enterprise Multimanager Mid Cap Growth Fund	2,666
AXA Enterprise Multimanager Mid Cap Value Fund	1,280
AXA Enterprise Multimanager International Equity Fund	4,006
AXA Enterprise Multimanager Technology Fund	12,577
AXA Enterprise Multimanager Health Care Fund	2,573

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the six months ended April 30, 2006, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,”

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2006.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Funds (other than the Allocation Funds) obligates the Manager for each of the AXA Enterprise Multimanager Funds and the Allocation Funds to: (i) provide investment management services to the Trust; (ii) select the Advisers for each Fund; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreements, the Manager is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Enterprise Conservative Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate Allocation Fund	0.20% of average daily net assets
AXA Enterprise Moderate-Plus Allocation Fund	0.20% of average daily net assets
AXA Enterprise Aggressive Allocation Fund	0.20% of average daily net assets

	Management Fees
	(as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Multimanager Growth Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Core Equity Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Value Fund	1.000%	0.950%	0.925%	0.900%	0.875%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.200%	1.150%	1.125%	1.100%	1.075%
AXA Enterprise Multimanager Mid Cap Value Fund	1.200%	1.150%	1.125%	1.100%	1.075%
AXA Enterprise Multimanager International Equity Fund	1.150%	1.100%	1.075%	1.050%	1.025%
AXA Enterprise Multimanager Technology Fund	1.300%	1.250%	1.225%	1.200%	1.175%
AXA Enterprise Multimanager Health Care Fund	1.300%	1.250%	1.225%	1.200%	1.175%

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

	Management Fees
	(as a percentage of average daily net assets)
	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Enterprise Multimanager Core Bond Fund	0.700%	0.675%	0.650%	0.625%	0.600%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Fund and an additional $35,000 for each portion of the Fund for which separate administrative services are provided (e.g., portions of a Fund allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into a distribution agreement with Enterprise Fund Distributors, Inc., (the “Distributor”, an indirect wholly-owned subsidiary of AXA Equitable) pursuant to which the Distributor serves as the principal underwriter for each Fund’s shares. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust. The Trust’s Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class A shares pay an annual distribution fee of 0.20% of its average daily net assets. In addition to this service fee, Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Y shares and the Funds pay no service or distribution fees with respect to those shares.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2006, the Distributor incurred approximate distribution fees of $0, $136,204 and $878 payable to MONY Securities Corporation, AXA Advisors, and The Advest Group Inc., respectively.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

For the six months ended April 30, 2006, the portions of the Trust’s sales charges paid to MONY Securities Corporation, AXA Advisors and The Advest Group, Inc., each a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and Enterprise Capital Management, Inc., were $0, $280,404 and $1,814, respectively.

The Distributors received sales charges on each Fund’s Class A and Class P shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the six months ended April 30, 2006, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End Sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Conservative Allocation Fund	$7,696	$—	$62	$7
AXA Enterprise Moderate Allocation Fund	13,644	132	682	717
AXA Enterprise Moderate-Plus Allocation Fund	26,214	739	40,331	709
AXA Enterprise Aggressive Allocation Fund	9,924	177	659	521
AXA Enterprise Multimanager Growth Fund	1,630	1	50	1
AXA Enterprise Multimanager Core Equity Fund	507	—	167	385
AXA Enterprise Multimanager Value Fund	1,426	—	135	228
AXA Enterprise Multimanager Mid Cap Growth Fund	2,355	—	186	6
AXA Enterprise Multimanager Mid Cap Value Fund	1,948	—	246	18
AXA Enterprise Multimanager International Equity Fund	3,201	57	390	18
AXA Enterprise Multimanager Technology Fund	2,922	247	38,122	284
AXA Enterprise Multimanager Health Care Fund	930	—	3	132
AXA Enterprise Multimanager Core Bond Fund	4,638	4,065	44,345	1,841

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses.

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2006, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Conservative Allocation Fund	$—	$—	$—	$—	$—
AXA Enterprise Moderate Allocation Fund	100	—	—	—	—
AXA Enterprise Moderate-Plus Allocation Fund	668	210	—	—	—
AXA Enterprise Aggressive Allocation Fund	—	—	148	—	—
AXA Enterprise Multimanager Growth Fund	—	—	—	—	—
AXA Enterprise Multimanager Core Equity Fund	—	—	—	—	—
AXA Enterprise Multimanager Value Fund	—	—	—	—	—
AXA Enterprise Multimanager Mid Cap Growth Fund	1,123	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Mid Cap Value Fund	$—	$—	$—	$—	$—
AXA Enterprise Multimanager International Equity Fund	1,881	—	—	—	—
AXA Enterprise Multimanager Technology Fund	227	—	798	—	—
AXA Enterprise Multimanager Health Care Fund	—	—	—	—	—
AXA Enterprise Multimanager Core Bond Fund	—	—	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, AXA Equitable had agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2007 (April 30, 2007 with respect to the Allocation Funds) (“Expense Limitation Agreement”). AXA Equitable first waives its management fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses.

Effective March 1, 2006, the expenses for each Allocation Fund are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.65%	1.20%	1.20%	0.20%
AXA Enterprise Moderate Allocation Fund	0.65%	1.20%	1.20%	0.20%
AXA Enterprise Moderate-Plus Allocation Fund	0.65%	1.20%	1.20%	0.20%
AXA Enterprise Aggressive Allocation Fund	0.65%	1.20%	1.20%	0.20%

Prior to March 1, 2006, the expenses for each Allocation fund was limited to the following:

	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Moderate Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Moderate-Plus Allocation Fund	0.75%	1.30%	1.30%	0.30%
AXA Enterprise Aggressive Allocation Fund	0.75%	1.30%	1.30%	0.30%

The expenses for the following Funds are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class P	Class Y
AXA Enterprise Multimanager Growth Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Core Equity Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Value Fund	1.65%	2.20%	2.20%	1.45%	1.20%
AXA Enterprise Multimanager Mid Cap Growth Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager Mid Cap Value Fund	1.90%	2.45%	2.45%	1.70%	1.45%
AXA Enterprise Multimanager International Equity Fund*	2.00%	2.55%	2.55%	1.80%	1.55%
AXA Enterprise Multimanager Technology Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Health Care Fund	2.15%	2.70%	2.70%	1.95%	1.70%
AXA Enterprise Multimanager Core Bond Fund	1.25%	1.80%	1.80%	1.05%	0.80%

*	Effective March 1, 2006. Prior to March 1, 2006, the limitation was 2.10%, 2.65%, 2.65%, 1.90%, and 1.65%, for Class A, Class B, Class C, Class P, and Class Y shares, respectively.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

During the six months ended April 30, 2006, the Manager received no reimbursement. At April 30, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
	2006	2007	2008	2009
AXA Enterprise Conservative Allocation Fund	$—	$—	$93,641	$52,188	$145,829
AXA Enterprise Moderate Allocation Fund	—	—	108,179	71,373	179,552
AXA Enterprise Moderate-Plus Allocation Fund	—	65,808	697,746	356,432	1,119,986
AXA Enterprise Aggressive Allocation Fund	—	—	107,375	67,617	174,992
AXA Enterprise Multimanager Growth Fund	223,204	421,362	358,867	137,656	1,141,089
AXA Enterprise Multimanager Core Equity Fund	238,680	427,268	368,138	135,700	1,169,786
AXA Enterprise Multimanager Value Fund	244,239	432,760	379,666	162,297	1,218,962
AXA Enterprise Multimanager Mid Cap Growth Fund	233,261	439,056	372,785	150,347	1,195,449
AXA Enterprise Multimanager Mid Cap Value Fund	243,867	446,682	410,935	155,667	1,257,151
AXA Enterprise Multimanager International Equity Fund	246,048	451,583	385,750	144,542	1,227,923
AXA Enterprise Multimanager Technology Fund	227,191	389,773	535,608	295,474	1,448,046
AXA Enterprise Multimanager Health Care Fund	200,360	388,889	343,813	140,402	1,073,464
AXA Enterprise Multimanager Core Bond Fund	294,153	557,767	865,259	356,812	2,073,991

The Allocation Funds invest exclusively in shares of other mutual funds (the “Underlying Funds”) managed by AXA Equitable or Enterprise Capital Management, Inc. (an affiliate of AXA Equitable). Therefore, each Allocation Fund, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Allocation Fund is reduced by each Underlying Fund’s expenses. The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each Allocation Fund’s investments in Underlying Funds is:

Fund:	Range of Expenses
AXA Enterprise Conservative Allocation Fund	0.75% to 1.25%
AXA Enterprise Moderate Allocation Fund	0.90% to 1.40%
AXA Enterprise Moderate-Plus Allocation Fund	1.10% to 1.60%
AXA Enterprise Aggressive Allocation Fund	1.20% to 1.70%

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2006 (Unaudited)

Thus, after taking into consideration the Expense Limitation Agreement described above, the net expense ratios of each Allocation Fund, including the Allocation Funds direct and indirect expenses, is expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.40% to 1.90%	1.95% to 2.45%	1.95% to 2.45%	0.95% to 1.45%
AXA Enterprise Moderate Allocation Fund	1.55% to 2.05%	2.10% to 2.60%	2.10% to 2.60%	1.10% to 1.60%
AXA Enterprise Moderate-Plus Allocation Fund	1.75% to 2.25%	2.30% to 2.80%	2.30% to 2.80%	1.30% to 1.80%
AXA Enterprise Aggressive Allocation Fund	1.85% to 2.35%	2.40% to 2.90%	2.40% to 2.90%	1.40% to 1.90%

Absent the Expense Limitation Agreement of the underlying funds, the total expense ratios of the Allocation Funds would be expected to range from:

Fund:	Class A	Class B	Class C	Class Y
AXA Enterprise Conservative Allocation Fund	1.80% to 2.30%	2.35% to 2.85%	2.35% to 2.85%	1.35% to 1.85%
AXA Enterprise Moderate Allocation Fund	1.95% to 2.45%	2.50% to 3.00%	2.50% to 3.00%	1.50% to 2.00%
AXA Enterprise Moderate-Plus Allocation Fund	2.10% to 2.60%	2.65% to 3.15%	2.65% to 3.15%	1.65% to 2.15%
AXA Enterprise Aggressive Allocation Fund	2.15% to 2.65%	2.70% to 3.20%	2.70% to 3.20%	1.70% to 2.20%

This information is based on a weighted-average range of the expense ratios since the average assets of each Allocation Fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an Allocation Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Note 9 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2006, the total amount owed to the Trustees participating in the Plan was $377,870.

Note 10 Percentage of Ownership

At April 30, 2006, AXA Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Enterprise Conservative Allocation Fund	0.6%
AXA Enterprise Moderate Allocation Fund	0.2
AXA Enterprise Moderate-Plus Allocation Fund	0.2
AXA Enterprise Aggressive Allocation Fund	0.4
AXA Enterprise Multimanager Growth Fund	55.7
AXA Enterprise Multimanager Core Equity Fund	53.0
AXA Enterprise Multimanager Value Fund	85.5

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2006 (Unaudited)

Funds:	Percentage of Ownership
AXA Enterprise Multimanager Mid Cap Growth Fund	43.6
AXA Enterprise Multimanager Mid Cap Value Fund	40.2
AXA Enterprise Multimanager International Equity Fund	69.5
AXA Enterprise Multimanager Technology Fund	9.5
AXA Enterprise Multimanager Health Care Fund	68.2
AXA Enterprise Multimanager Core Bond Fund	32.6

The following table represents the percentage of ownership that each AXA Enterprise Allocation Fund has in the Underlying Portfolios’ net assets as of April 30, 2006.

Funds:	AXA Enterprise Conservative Allocation		AXA Enterprise Moderate Allocation		AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.01%		0.12%		1.16%	0.14%
AXA Enterprise Deep Value Fund	0.27		1.14		6.82	1.38
AXA Enterprise Equity Fund	0.01		0.21		2.80	0.26
AXA Enterprise Equity Income Fund	0.16		0.52		4.77	0.65
AXA Enterprise Government Securities Fund	0.62		0.83		4.52	0.17
AXA Enterprise Growth Fund	—	#	0.04		0.41	0.07
AXA Enterprise High-Yield Bond Fund	0.21		0.35		—	—
AXA Enterprise International Growth Fund	0.13		0.88		5.74	1.31
AXA Enterprise Money Market Fund	—	#	—	#	—	—
AXA Enterprise Multimanager Core Bond Fund	0.95		1.78		9.74	0.42
AXA Enterprise Multimanager International Equity Fund	0.38		2.66		44.74	4.24
AXA Enterprise Multimanager Mid Cap Growth Fund	—		0.09		0.15	0.09
AXA Enterprise Multimanager Mid Cap Value Fund	0.06		0.09		0.12	0.07
AXA Enterprise Multimanager Value Fund	1.25		5.67		54.69	6.37
AXA Enterprise Short Duration Bond Fund	5.65		7.50		23.32	—
AXA Enterprise Small Company Growth Fund	—		0.44		2.50	0.34
AXA Enterprise Small Company Value Fund	—		0.16		1.44	0.22

#	Percentage of ownership is less than 0.005%.

Note 11 Subsequent Events

Effective May 1, 2006, the Allocation Funds Class A shares pay an annual distribution fee of 0.30% (including a 0.25% service fee) of its average daily net assets.

Effective May 1, 2006, the Allocation Funds Class A shares expenses are limited to 0.50% of average daily net assets.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).	104	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (54)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	33	From 2002 to present, Director of Access IT Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; since 2003, managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	33	None

Cynthia R. Plouché c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (48)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	33	None

Rayman Louis Solomon c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	33	None

*	Affiliated with the Manager and Distributor.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, chairman and president of Enterprise Capital Management, Inc., co-chairman of Enterprise Funds Distributor, Inc., and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Ceorrelagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (50)	Vice President and Secretary	Vice President and Secretary from November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (44)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; From December 1999 to December 2002, controller of the Trust; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (47)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (44)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 1999 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (37)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Equitable.

Patricia A. Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti- Money Laundering Compliance Officer	From December 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.; from May 1996 to September 2001, Vice President of Operations for Enterprise Funds Distributors, Inc.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (37)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

Patricia Maxey 1290 Avenue of the Americas, New York, New York (38)	Vice President and Assistant Secretary	From December 2005 to present	From October 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005. Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirkpatrick & Lockhart Nicholson Graham, LLP.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (35)	Vice President	From December 2005 to Present	From August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to July 2005, Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York (31)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP; from January 1999 to April 2002, Business Analyst, AllianceBernstein LP.

Judy Guhring 1290 Avenue of the Americas, New York, New York (34)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial; from October 1995 to August 2001, Senior Paralegal of The Dreyfus Corporation.

*	Affiliated with the Manager and Distributor.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 10(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 10(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer

June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

June 30, 2006